UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.
 (Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

American Funds Asset Allocation HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,314	American Funds Insurance Series - Asset
	Allocation Fund Class 1		$50,568

	Total investment companies
	(cost $44,599)		$50,568

	Total investments
	(cost $44,599) ▲	100.0%	$50,568
	Other assets and liabilities	–%	(7)
	Total net assets	100.0%	$50,561

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $45,807 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,761
Unrealized Depreciation	—
Net Unrealized Appreciation	$4,761

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2010, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$50,568
Total	$50,568

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,544	American Funds Insurance Series - Blue
	Chip Income and Growth Fund Class 1		$30,587

	Total investment companies
	(cost $25,590)		$30,587

	Total investments
	(cost $25,590) ▲	100.0%	$30,587
	Other assets and liabilities	–%	(6)
	Total net assets	100.0%	$30,581

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $26,329 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,258
Unrealized Depreciation	—
Net Unrealized Appreciation	$4,258

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$30,587
Total	$30,587

1

American Funds Bond HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
18,574	American Funds Insurance Series - Bond
	Fund Class 1		$206,355

	Total investment companies
	(cost $187,462)		$206,355

	Total investments
	(cost $187,462) ▲	100.0%	$206,355
	Other assets and liabilities	–%	(20)
	Total net assets	100.0%	$206,335

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $188,036 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,319
Unrealized Depreciation	—
Net Unrealized Appreciation	$18,319

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$206,355
Total	$206,355

American Funds Global Bond HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,200	American Funds Insurance Series - Global
	Bond Fund Class 1		$39,519

	Total investment companies
	(cost $34,774)		$39,519

	Total investments
	(cost $34,774) ▲	100.0%	$39,519
	Other assets and liabilities	–%	(7)
	Total net assets	100.0%	$39,512

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $35,211 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,308
Unrealized Depreciation	—
Net Unrealized Appreciation	$4,308

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$39,519
Total	$39,519

2

American Funds Global Growth and Income HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
8,986	American Funds Insurance Series - Global
	Growth and Income Fund Class 1		$84,466

	Total investment companies
	(cost $69,382)		$84,466

	Total investments
	(cost $69,382) ▲	100.0%	$84,466
	Other assets and liabilities	–%	(8)
	Total net assets	100.0%	$84,458

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $70,335 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,131
Unrealized Depreciation	—
Net Unrealized Appreciation	$14,131

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$84,466
Total	$84,466

American Funds Global Growth HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,587	American Funds Insurance Series - Global
	Growth Fund Class 1		$32,021

	Total investment companies
	(cost $26,702)		$32,021

	Total investments
	(cost $26,702) ▲	100.0%	$32,021
	Other assets and liabilities	–%	(7)
	Total net assets	100.0%	$32,014

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $27,851 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,170
Unrealized Depreciation	—
Net Unrealized Appreciation	$4,170

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$32,021
Total	$32,021

3

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,407	American Funds Insurance Series - Global
	Small Capitalization Fund Class 1		$67,561

	Total investment companies
	(cost $47,429)		$67,561

	Total investments
	(cost $47,429) ▲	100.0%	$67,561
	Other assets and liabilities	–%	(9)
	Total net assets	100.0%	$67,552

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $49,499 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,062
Unrealized Depreciation	—
Net Unrealized Appreciation	$18,062

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$67,561
Total	$67,561

American Funds Growth HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
6,574	American Funds Insurance Series - Growth
	Fund Class 1		$323,187

	Total investment companies
	(cost $264,746)		$323,187

	Total investments
	(cost $264,746) ▲	100.0%	$323,187
	Other assets and liabilities	–%	(21)
	Total net assets	100.0%	$323,166

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $268,416 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$54,771
Unrealized Depreciation	—
Net Unrealized Appreciation	$54,771

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$323,187
Total	$323,187

4

American Funds Growth-Income HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
5,367	American Funds Insurance Series -
	Growth-Income Fund Class 1		$170,951

	Total investment companies
	(cost $149,058)		$170,951

	Total investments
	(cost $149,058) ▲	100.0%	$170,951
	Other assets and liabilities	–%	(16)
	Total net assets	100.0%	$170,935

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $149,761 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,190
Unrealized Depreciation	—
Net Unrealized Appreciation	$21,190

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$170,951
Total	$170,951

American Funds International HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
13,345	American Funds Insurance Series -
	International Fund Class 1		$233,006

	Total investment companies
	(cost $195,507)		$233,006

	Total investments
	(cost $195,507) ▲	100.0%	$233,006
	Other assets and liabilities	–%	(18)
	Total net assets	100.0%	$232,988

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $199,452 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$33,554
Unrealized Depreciation	—
Net Unrealized Appreciation	$33,554

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$233,006
Total	$233,006

5

American Funds New World HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,946	American Funds Insurance Series - New
	World Fund Class 1		$65,494

	Total investment companies
	(cost $49,206)		$65,494

	Total investments
	(cost $49,206) ▲	100.0%	$65,494
	Other assets and liabilities	–%	(7)
	Total net assets	100.0%	$65,487

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $50,961 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,533
Unrealized Depreciation	—
Net Unrealized Appreciation	$14,533

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2010, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$65,494
Total	$65,494

6

Hartford Advisers HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 67.3%
	Automobiles & Components - 1.7%
1,955	Ford Motor Co. ●	$23,923
1,042	Harley-Davidson, Inc.	29,637
491	Johnson Controls, Inc.	14,982
		68,542
	Banks - 2.9%
1,042	Banco Santander Brasil S.A.	14,342
431	BB&T Corp.	10,388
547	PNC Financial Services Group, Inc.	28,385
2,414	Wells Fargo & Co.	60,675
		113,790
	Capital Goods - 5.1%
339	3M Co.	29,412
301	European Aeronautic Defence and Space Co. N.V.	7,512
1,792	General Electric Co.	29,127
976	Ingersoll-Rand plc	34,850
1,226	Masco Corp.	13,500
677	PACCAR, Inc.	32,607
284	Rockwell Collins, Inc.	16,526
7	Siemens AG	714
116	Siemens AG ADR	12,174
1,425	Textron, Inc.	29,294
		205,716
	Consumer Durables & Apparel - 0.6%
398	Stanley Black & Decker, Inc.	24,359

	Diversified Financials - 6.1%
324	Ameriprise Financial, Inc.	15,349
1,502	Discover Financial Services, Inc.	25,055
298	Goldman Sachs Group, Inc.	43,027
1,359	Invesco Ltd.	28,849
1,549	JP Morgan Chase & Co.	58,967
764	SEI Investments Co.	15,540
348	T. Rowe Price Group, Inc.	17,398
112	UBS AG	1,900
2,234	UBS AG ADR	38,052
		244,137
	Energy - 7.3%
477	Anadarko Petroleum Corp.	27,213
382	Baker Hughes, Inc.	16,282
251	BG Group plc	4,413
691	Chevron Corp.	56,038
1,457	Exxon Mobil Corp.	90,009
545	National Oilwell Varco, Inc.	24,223
391	Occidental Petroleum Corp.	30,631
379	Southwestern Energy Co. ●	12,664
692	Suncor Energy, Inc.	22,536
170	Ultra Petroleum Corp. ●	7,149
		291,158
	Food & Staples Retailing - 1.8%
1,096	CVS/Caremark Corp.	34,479
870	Kroger Co.	18,848
635	Sysco Corp.	18,110
		71,437
	Food, Beverage & Tobacco - 3.7%
984	General Mills, Inc.	35,963
1,441	Kraft Foods, Inc.	44,457
1,012	PepsiCo, Inc.	67,264
		147,684
	Health Care Equipment & Services - 3.0%
2,127	Boston Scientific Corp. ●	13,040
1,144	Medtronic, Inc.	38,422
407	St. Jude Medical, Inc. ●	15,996
892	UnitedHealth Group, Inc.	31,318
357	Zimmer Holdings, Inc. ●	18,698
		117,474
	Insurance - 1.6%
236	ACE Ltd.	13,750
829	Marsh & McLennan Cos., Inc.	19,993
608	Principal Financial Group, Inc.	15,770
657	Unum Group	14,543
		64,056
	Materials - 2.1%
76	CF Industries Holdings, Inc.	7,268
688	Dow Chemical Co.	18,901
1,035	Monsanto Co.	49,607
116	Mosaic Co.	6,804
		82,580
	Media - 1.4%
3,122	Comcast Corp. Class A	56,446

	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
411	Amgen, Inc. ●	22,656
345	Celgene Corp. ●	19,887
1,332	Daiichi Sankyo Co., Ltd.	27,146
110	Forest Laboratories, Inc. ●	3,415
224	Gilead Sciences, Inc. ●	7,987
386	Johnson & Johnson	23,929
347	Life Technologies Corp. ●	16,211
1,132	Merck & Co., Inc.	41,680
3,300	Pfizer, Inc.	56,659
144	Roche Holding AG	19,680
1,181	Shionogi & Co., Ltd.	21,565
947	UCB S.A.	32,817
460	Vertex Pharmaceuticals, Inc. ●	15,913
		309,545
	Retailing - 4.4%
11,241	Buck Holdings L.P. ⌂●†	26,856
684	Home Depot, Inc.	21,666
673	Kohl's Corp. ●	35,443
2,169	Lowe's Co., Inc.	48,342
688	Nordstrom, Inc.	25,601
762	Staples, Inc.	15,941
		173,849
	Semiconductors & Semiconductor Equipment - 2.2%
624	Analog Devices, Inc.	19,572
417	Broadcom Corp. Class A	14,765
689	Marvell Technology Group Ltd. ●	12,057
1,523	Maxim Integrated Products, Inc.	28,181
1,471	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,917
		89,492
	Software & Services - 5.4%
867	Accenture plc	36,852

1

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 67.3% - (continued)
	Software & Services - 5.4% - (continued)
382	Adobe Systems, Inc. ●	$9,979
784	Automatic Data Processing, Inc.	32,935
552	Check Point Software Technologies Ltd. ADR ●	20,400
809	eBay, Inc. ●	19,737
90	Google, Inc. ●	47,216
110	Microsoft Corp.	2,686
2,585	Western Union Co.	45,680
		215,485
	Technology Hardware & Equipment - 7.2%
305	Apple, Inc. ●	86,515
2,981	Cisco Systems, Inc. ●	65,277
745	Corning, Inc.	13,609
918	EMC Corp. ●	18,650
800	Hewlett-Packard Co.	33,644
1,528	Qualcomm, Inc.	68,948
		286,643
	Telecommunication Services - 0.6%
1,042	Vodafone Group plc ADR	25,850

	Transportation - 2.0%
188	FedEx Corp.	16,060
601	Kansas City Southern ●	22,491
606	United Parcel Service, Inc. Class B	40,394
		78,945
	Utilities - 0.4%
956	Companhia Energetica de Minas Gerais ADR
		15,675
	Total common stocks
	(cost $2,492,190)	$2,682,863

WARRANTS - 0.0%
	Banks - 0.0%
524	Washington Mutual, Inc. Private Placement ⌂●†	$–

	Total warrants
	(cost $–)	$–

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.9%
	Finance and Insurance - 0.9%
	Bear Stearns Commercial Mortgage
	Securities, Inc.
$450	5.61%, 11/15/2033	$463
	Citibank Credit Card Issuance Trust
11,945	5.65%, 09/20/2019	14,320
	Commercial Mortgage Asset Trust
92	6.64%, 01/17/2032	92
	CS First Boston Mortgage Securities Corp.
450	3.94%, 05/15/2038	473
	Goldman Sachs Mortgage Securities Corp. II
110	0.78%, 03/06/2020 ■Δ	97
	Harley-Davidson Motorcycle Trust
8,448	5.21%, 06/17/2013	8,664
	Marriott Vacation Club Owner Trust
688	5.36%, 10/20/2028 ■	706
	New Century Home Equity Loan Trust
8	0.55%, 03/25/2035 Δ	7
	Prudential Commercial Mortgage Trust
570	4.49%, 02/11/2036	604
	USAA Automotive Owner Trust
11,285	4.50%, 10/15/2013	11,627
		37,053
	Total asset & commercial mortgage backed
	securities
	(cost $33,988)	$37,053

CORPORATE BONDS: INVESTMENT GRADE - 12.8%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$4,067	5.98%, 04/19/2022	$4,199
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	2,947
3,106	6.15%, 08/01/2022	3,323
		10,469

	Arts, Entertainment and Recreation - 0.3%
	CBS Corp.
575	5.75%, 04/15/2020	638
	Comcast Corp.
8,000	5.90%, 03/15/2016	9,241
	News America Holdings, Inc.
1,275	5.65%, 08/15/2020	1,469
		11,348

	Beverage and Tobacco Product Manufacturing - 0.2%
	Anheuser-Busch Cos., Inc.
170	5.50%, 01/15/2018	193
	Anheuser-Busch InBev N.V.
75	5.38%, 01/15/2020	85
4,200	7.75%, 01/15/2019 ■	5,448
	Cia Brasileira de Bebidas
300	10.50%, 12/15/2011	330
	Coca-Cola Enterprises, Inc.
500	8.50%, 02/01/2022	712
	Diageo Capital plc
430	5.20%, 01/30/2013	469
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	316
		7,553

	Chemical Manufacturing - 0.0%
	Yara International ASA
235	7.88%, 06/11/2019 ■	292

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
2,735	5.88%, 06/15/2019	3,173
	Thermo Fisher Scientific, Inc.
845	3.20%, 05/01/2015	891
		4,064

2

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 12.8% - (continued)
	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
$6,925	5.00%, 02/01/2013	$7,520
95	6.00%, 08/07/2019	107
		7,627
	Finance and Insurance - 7.0%
	Ace INA Holdings, Inc.
700	5.88%, 06/15/2014	795
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,243
	ANZ National Ltd.
1,360	2.38%, 12/21/2012 ■	1,379
	Aviva plc
215	0.63%, 06/19/2017 Δ	192
	AXA Financial, Inc.
6,400	7.00%, 04/01/2028	6,846
	Bank of America Corp.
200	7.38%, 05/15/2014	230
	Barclays Bank plc
155	5.00%, 09/22/2016	170
140	6.75%, 05/22/2019	166
	Berkshire Hathaway Finance Corp.
5,500	4.85%, 01/15/2015	6,188
	BP Capital Markets plc
2,850	4.75%, 03/10/2019	2,980
	Brandywine Operating Partnership
3,210	6.00%, 04/01/2016	3,348
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,702
	Citibank NA
26,000	1.88%, 06/04/2012	26,559
	Citigroup, Inc.
8,800	6.00%, 10/31/2033	8,489
520	8.13%, 07/15/2039	657
	Credit Agricole
3,950	3.50%, 04/13/2015 ■	4,074
	Credit Suisse New York
150	5.00%, 05/15/2013	163
	DBS Bank Ltd.
250	0.60%, 05/16/2017 ■Δ	243
	Eaton Vance Corp.
3,305	6.50%, 10/02/2017	3,914
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,864
	General Electric Capital Corp.
125	3.75%, 11/14/2014	132
150	5.50%, 01/08/2020	164
85	5.63%, 05/01/2018	94
125	5.90%, 05/13/2014	142
	Goldman Sachs Group, Inc.
20,000	1.63%, 07/15/2011	20,226
6,000	5.63%, 01/15/2017	6,354
5,500	6.00%, 05/01/2014	6,136
300	6.15%, 04/01/2018	333
	Health Care Properties
4,230	6.00%, 01/30/2017	4,515
	HSBC Finance Corp.
12,500	5.50%, 01/19/2016	13,728
	HSBC Holdings plc
240	0.73%, 10/06/2016 Δ	230
	Jackson National Life Insurance Co.
6,250	8.15%, 03/15/2027 ■	6,774
	John Deere Capital Corp.
2,175	4.88%, 10/15/2010	2,179
	JP Morgan Chase & Co.
3,500	3.70%, 01/20/2015	3,697
10,375	5.13%, 09/15/2014	11,375
80	6.30%, 04/23/2019	93
	Kimco Realty Corp.
4,380	5.78%, 03/15/2016	4,829
	Liberty Mutual Group, Inc.
6,050	5.75%, 03/15/2014 ■	6,360
	Liberty Property L.P.
1,725	6.63%, 10/01/2017	1,976
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	11,716
1,000	6.40%, 08/28/2017	1,094
6,000	6.88%, 04/25/2018	6,730
	Morgan Stanley
13,000	5.38%, 10/15/2015	13,949
250	5.63%, 09/23/2019	260
100	6.63%, 04/01/2018	111
	National City Corp.
4,250	6.88%, 05/15/2019	4,985
	New England Mutual Life Insurance Co.
6,000	7.88%, 02/15/2024 ■	6,958
	Nordea Bank Ab
150	0.49%, 06/09/2016 Δ	147
1,790	3.70%, 11/13/2014 ■	1,891
	PNC Funding Corp.
105	5.13%, 02/08/2020	114
135	5.40%, 06/10/2014	150
	Principal Life Income Funding
160	0.54%, 11/15/2010 Δ	160
	Prologis Trust
3,350	5.63%, 11/15/2016	3,225
	Prudential Financial, Inc.
8,000	5.50%, 03/15/2016	8,740
	Rabobank Nederland N.V. NY
3,900	3.20%, 03/11/2015 ■	4,071
	Realty Income Corp.
2,830	6.75%, 08/15/2019	3,244
	Republic New York Capital I
500	7.75%, 11/15/2006	510
	Royal Bank of Scotland plc
2,600	4.88%, 03/16/2015	2,735
	Simon Property Group L.P.
4,565	6.10%, 05/01/2016	5,304
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,541
	Sovereign Capital Trust IV
7,250	7.91%, 06/13/2036	6,776
	Standard Chartered Bank
160	6.40%, 09/26/2017 ■	179
	Svenska Handelsbanken Ab
2,900	4.88%, 06/10/2014 ■	3,170

3

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 12.8% - (continued)
	Finance and Insurance - 7.0% - (continued)
	UBS AG Stamford
$235	5.88%, 12/20/2017	$266
	UnitedHealth Group, Inc.
1,891	5.50%, 11/15/2012	2,050
	Wachovia Corp.
10,000	5.25%, 08/01/2014	10,870
	WEA Finance LLC
2,850	7.13%, 04/15/2018 ■	3,352
		279,837
	Food Manufacturing - 0.2%
	Kellogg Co.
430	4.25%, 03/06/2013	461
325	5.13%, 12/03/2012	353
	Kraft Foods, Inc.
3,800	4.13%, 02/09/2016	4,111
285	5.38%, 02/10/2020	318
	Wrigley Jr., William Co.
3,900	3.70%, 06/30/2014 ■	4,039
		9,282
	Health Care and Social Assistance - 0.6%
	CVS Caremark Corp.
190	5.75%, 06/01/2017	218
	CVS Corp.
7,725	6.13%, 08/15/2016	9,119
	Express Scripts, Inc.
1,020	6.25%, 06/15/2014	1,171
	Merck & Co., Inc.
2,100	4.00%, 06/30/2015	2,323
	Schering-Plough Corp.
9,000	5.30%, 12/01/2013	10,140
		22,971
	Information - 1.1%
	AT&T, Inc.
2,300	2.50%, 08/15/2015	2,344
105	5.50%, 02/01/2018	122
2,510	6.80%, 05/15/2036	2,979
	BellSouth Telecommunications
650	7.00%, 12/01/2095	735
	Cellco Partnership - Verizon Wireless Capital
395	5.55%, 02/01/2014	447
	Cingular Wireless Services, Inc.
475	7.88%, 03/01/2011	489
	Deutsche Telekom International Finance B.V.
100	6.00%, 07/08/2019	119
	Fiserv, Inc.
6,400	6.13%, 11/20/2012	6,984
	France Telecom S.A.
1,300	4.38%, 07/08/2014	1,433
175	5.38%, 07/08/2019	205
	Intuit, Inc.
7,900	5.40%, 03/15/2012	8,338
	Oracle Corp.
2,850	6.13%, 07/08/2039	3,390
	SBA Tower Trust
2,035	4.25%, 04/15/2015 ■	2,164
	Telecom Italia Capital
2,900	7.00%, 06/04/2018	3,331
	Telemar Norte Leste S.A.
205	9.50%, 04/23/2019 ■	265
	Time Warner Cable, Inc.
4,870	5.85%, 05/01/2017	5,553
125	7.50%, 04/01/2014	147
	Verizon Communications, Inc.
240	4.35%, 02/15/2013	259
5,000	5.35%, 02/15/2011	5,088
	Verizon New England, Inc.
375	6.50%, 09/15/2011	394
		44,786
	Machinery Manufacturing - 0.2%
	Xerox Corp.
6,000	8.25%, 05/15/2014	7,194

	Mining - 0.0%
	Anglo American Capital plc
125	9.38%, 04/08/2014 ■	154

	Miscellaneous Manufacturing - 0.0%
	Hutchison Whampoa International Ltd.
215	7.63%, 04/09/2019 ■	265

	Motor Vehicle & Parts Manufacturing - 0.3%
	DaimlerChrysler NA Holdings Corp.
9,550	6.50%, 11/15/2013	10,923

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,728
	EnCana Corp.
305	5.90%, 12/01/2017	356
	Hess Corp.
140	8.13%, 02/15/2019	184
	Marathon Oil Corp.
165	7.50%, 02/15/2019	211
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	481
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,315
	Shell International Finance B.V.
6,400	4.38%, 03/25/2020	7,045
	Weatherford International Ltd.
5,500	5.95%, 06/15/2012	5,897
		22,217
	Pipeline Transportation - 0.1%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	5,692

	Real Estate and Rental and Leasing - 0.3%
	COX Communications, Inc.
440	4.63%, 06/01/2013	475
9,000	5.45%, 12/15/2014	10,181
		10,656
	Retail Trade - 0.2%
	Lowe's Co., Inc.
3,400	4.63%, 04/15/2020	3,796

4

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 12.8% - (continued)
	Retail Trade - 0.2% - (continued)
	Staples, Inc.
$2,525	9.75%, 01/15/2014	$3,127
		6,923
	Soap, Cleaning Compound and Toilet Manufacturing -
	0.3%
	Procter & Gamble Co.
10,641	9.36%, 01/01/2021	13,762

	Utilities - 0.9%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,349
	E.On International Finance
250	5.80%, 04/30/2018 ■	296
	Enel Finance International S.A.
300	3.88%, 10/07/2014 ■	314
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	9,426
	MidAmerican Energy Co.
6,000	5.65%, 07/15/2012	6,461
	Niagara Mohawk Power Corp.
2,510	3.55%, 10/01/2014 ■	2,648
	Southern California Edison Co.
8,000	5.55%, 01/15/2037	9,035
	Wisconsin Electirc Power Co.
1,960	4.25%, 12/15/2019	2,145
		35,674
	Total corporate bonds: investment grade
	(cost $468,802)	$511,689

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.7%
	Finance and Insurance - 0.7%
	Capital One Capital IV
$1,625	6.75%, 02/17/2037	$1,617
	Discover Financial Services, Inc.
3,620	6.45%, 06/12/2017	3,894
	Postal Square L.P.
15,252	8.95%, 06/15/2022	20,742
	Southern Capital Corp.
65	5.70%, 06/30/2022 ■	46
		26,299
	Total corporate bonds: non-investment grade
	(cost $22,392)	$26,299

MUNICIPAL BONDS - 1.1%
	General Obligations - 0.4%
	Chicago Metropolitan Water Reclamation
	Dist Taxable,
$685	5.72%, 12/01/2038	$780
	Los Angeles USD,
4,300	5.75%, 07/01/2034	4,344
	Oregon School Boards Association, Taxable
	Pension,
10,000	4.76%, 06/30/2028	9,526
		14,650
	Higher Education (Univ., Dorms, etc.) - 0.2%
	Curators University, MO, Taxable System
	Facs Rev,
2,170	5.96%, 11/01/2039	2,504
	Massachusetts School Building Auth,
2,500	5.72%, 08/15/2039	2,773
	University of California,
1,960	5.77%, 05/15/2043	2,065
		7,342
	Housing (HFA'S, etc.) - 0.0%
	University of California,
1,935	6.58%, 05/15/2049	2,115

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Taxable Sales
	Tax Rev,
2,200	6.00%, 12/01/2044	2,552

	Transportation - 0.3%
	Bay Area Toll Auth,
3,100	6.26%, 04/01/2049	3,460
	Illinois State Toll Highway Auth, Taxable
	Rev,
1,875	6.18%, 01/01/2034	2,003
	Maryland State Transit Auth,
1,350	5.89%, 07/01/2043	1,553
	New York and New Jersey PA,
975	5.86%, 12/01/2024	1,087
570	6.04%, 12/01/2029	618
	North Texas Tollway Auth Rev Taxable,
3,400	6.72%, 01/01/2049	3,712
		12,433
	Utilities - Water and Sewer - 0.1%
	Irvine Ranch, CA, Water Dist,
2,870	2.61%, 03/15/2014	2,981

	Total municipal bonds
	(cost $40,000)	$42,073

U.S. GOVERNMENT AGENCIES - 1.6%
	Federal Home Loan Mortgage Corporation - 0.1%
$1,307	0.61%, 11/15/2036 Δ	$1,306
206	2.56%, 04/01/2029 Δ	213
170	5.50%, 08/01/2019 - 12/01/2020	184
		1,703
	Federal National Mortgage Association - 1.2%
269	0.66%, 06/25/2036 Δ	269
525	2.75%, 02/05/2014	556
903	4.78%, 02/01/2014	984
1,445	4.97%, 12/01/2013 Δ	1,576
349	5.00%, 02/01/2019 - 04/01/2019	372
12,705	5.50%, 04/01/2016 - 10/15/2039 ☼	13,563
24,500	6.00%, 10/15/2039 ☼	26,315
131	6.50%, 11/01/2013 - 10/15/2039 ☼	142
3	7.00%, 02/01/2029	4
		43,781
	Government National Mortgage Association - 0.3%
5,267	6.00%, 06/15/2024 - 06/15/2035	5,776

5

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT AGENCIES - 1.6% - (continued)
	Government National Mortgage Association - 0.3% -
	(continued)
$1,742	6.50%, 03/15/2026 - 02/15/2035	$1,960
6,842	7.00%, 11/15/2031 - 11/15/2033	7,781
322	7.50%, 09/16/2035	372
1,183	8.00%, 09/15/2026 - 02/15/2031	1,398
80	9.00%, 06/20/2016 - 06/15/2022	85
		17,372
	Total U.S. government agencies
	(cost $60,708)	$62,856

U.S. GOVERNMENT SECURITIES - 14.2%
	Other Direct Federal Obligations - 3.7%
	Federal Financing Corporation - 0.4%
$6,500	5.24%, 12/06/2013	$6,267
11,117	5.25%, 12/27/2013	10,702
		16,969
	Tennessee Valley Authority - 3.3%
64,300	4.38%, 06/15/2015	72,502
50,000	6.00%, 03/15/2013	56,393
		128,895
		145,864
	U.S. Treasury Securities - 10.5%
	U.S. Treasury Bonds - 3.2%
7,500	3.88%, 08/15/2040	7,753
22,000	4.38%, 02/15/2038	24,791
30,725	4.38%, 11/15/2039	34,469
1,100	4.50%, 05/15/2038	1,265
100	5.38%, 02/15/2031	129
18,000	6.00%, 02/15/2026	24,306
25,650	6.25%, 08/15/2023	34,740
		127,453
	U.S. Treasury Notes - 7.3%
99,500	1.00%, 07/31/2011 - 09/30/2011	100,140
40,900	1.38%, 05/15/2012 - 01/15/2013	41,601
23,000	2.75%, 02/15/2019	23,861
75	3.13%, 04/30/2013	80
66,000	3.50%, 05/15/2020	71,641
25,000	3.88%, 05/15/2018 ‡	28,227
13,000	4.25%, 08/15/2013	14,358
9,950	4.75%, 05/31/2012 ‡	10,674
		290,582
		418,035
	Total U.S. government securities
	(cost $522,472)	$563,899

	Total long-term investments
	(cost $3,640,552)	$3,926,732

SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty
	Joint Repurchase Agreement (maturing on
	10/01/2010 in the amount of $17,011,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038- 2040, value of
	$17,351)
17,011	0.30%, 09/30/2010		17,011
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $2,933,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $2,992)
2,933	0.25%, 09/30/2010		2,933
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $53,378,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $54,446)
53,378	0.28%, 09/30/2010		53,378
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$68, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $68)
68	0.22%, 09/30/2010		68
			73,390
	Total short-term investments
	(cost $73,390)		$73,390

	Total investments
	(cost $3,713,942) ▲	100.4%	$4,000,122
	Other assets and liabilities	(0.4)%	(15,012)
	Total net assets	100.0%	$3,985,110

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.7% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

6

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $3,805,336 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$363,670
Unrealized Depreciation	(168,884)
Net Unrealized Appreciation	$194,786

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at September 30, 2010, was $26,856, which represents 0.67% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2010, was $70,109, which represents 1.76% of total net assets.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at September 30, 2010 was $37,049.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	11,241	Buck Holdings L.P.	$9,610
04/2008	524	Washington Mutual, Inc. Private Placement Warrants	–

The aggregate value of these securities at September 30, 2010 was $26,856 which represents 0.67% of total net assets.

PA	—	Port Authority
USD	—	United School District

Foreign Currency Contracts Outstanding at September 30, 2010

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	UBS AG	Sell	$872	$872	10/04/2010	$–
Euro	Westpac International	Sell	7,152	7,127	10/01/2010	(25)
Japanese Yen	BNP Paribas Securities	Buy	21,159	20,605	09/02/2011	554
Japanese Yen	Goldman Sachs	Buy	24,838	24,184	09/02/2011	654
Japanese Yen	Goldman Sachs	Sell	45,997	45,498	09/02/2011	(499)
						$684

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$37,053	$–	$37,046	$7
Common Stocks ‡	2,682,863	2,540,260	115,747	26,856
Corporate Bonds: Investment Grade	511,689	–	504,167	7,522
Corporate Bonds: Non-Investment Grade	26,299	–	26,253	46
Municipal Bonds	42,073	–	42,073	–
U.S. Government Agencies	62,856	–	62,856	–
U.S. Government Securities	563,899	7,753	556,146	–
Warrants	–	–	–	–
Short-Term Investments	73,390	–	73,390	–
Total	$4,000,122	$2,548,013	$1,417,678	$34,431
Foreign Currency Contracts *	1,208	–	1,208	–
Total	$1,208	$–	$1,208	$–
Liabilities:
Foreign Currency Contracts *	524	–	524	–
Total	$524	$–	$524	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases*	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$—	$—	$—	†	$—	$7	$—	$—	$—	$7
Common Stock	23,561	(33,453)	40,383	‡	—	—	(3,635)	—	—	26,856
Corporate Bonds	7,244	—	33	§	—	47	(256)	—	—	7,568
Warrants	—	—	—		—	—	—	—	—	—
Total	$30,805	$(33,453)	$40,916		$—	$54	$(3,891)	$—	$—	$34,431

*	Cost of securities totaling $80 were acquired through fund merger. The market value of these securities on merger date was $54.
†	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $—.
‡	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $4,210.
§	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $533.

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Automobiles & Components - 5.3%
822	Daimler AG	$52,004
650	Dana Holding Corp. ●	8,008
22,982	Ford Motor Co. ●	281,294
239	Gentex Corp.	4,655
996	Johnson Controls, Inc.	30,382
3,421	Modine Manufacturing Co. ●	44,374
1,909	TRW Automotive Holdings Corp. ●	79,333
		500,050
	Banks - 5.7%
15,572	Agricultural Bank of China ●	8,068
1,688	Banco Santander Brasil S.A.	23,239
143	Bancolombia S.A. ADR	9,398
1,709	Bank Central Asia PT	1,282
7,438	Barclays Bank plc	34,959
4,952	China Merchants Bank Co., Ltd.	12,703
602	Itau Unibanco Banco Multiplo S.A. ADR	14,546
81	Itau Unibanco Holding S.A. ADR ■	1,951
960	MGIC Investment Corp. ●	8,862
20,772	Mitsubishi UFJ Financial Group, Inc.	96,444
1,128	PMI Group, Inc. ●	4,140
2,135	Radian Group, Inc.	16,698
1,414	Standard Chartered plc	40,610
521	Susquehanna Bancshares, Inc.	4,395
4,100	Turkiye Garanti Bankasi A.S.	23,759
9,440	Wells Fargo & Co.	237,236
		538,290
	Capital Goods - 7.9%
143	AMETEK, Inc.	6,850
1,145	ArvinMeritor, Inc. ●	17,788
463	Atlas Copco Ab	8,955
415	Barnes Group, Inc.	7,300
240	Boeing Co.	15,994
346	Caterpillar, Inc.	27,260
69	Cummins, Inc.	6,271
174	Dover Corp.	9,087
158	Emerson Electric Co.	8,297
27	Fanuc Ltd.	3,459
178	Flowserve Corp.	19,488
60	Fluor Corp.	2,977
488	General Dynamics Corp.	30,665
11,532	General Electric Co.	187,390
361	Honeywell International, Inc.	15,842
170	Illinois Tool Works, Inc.	7,988
1,010	Ingersoll-Rand plc	36,085
5,647	Itochu Corp.	51,683
129	Joy Global, Inc.	9,082
177	Kone Oyj Class B	9,161
97	Lindsay Corp.	4,198
73	Lockheed Martin Corp.	5,182
500	Masco Corp.	5,505
187	Moog, Inc. Class A ●	6,633
303	Navistar International Corp. ●	13,225
561	Northrop Grumman Corp.	34,041
185	Parker-Hannifin Corp.	12,977
294	Pentair, Inc.	9,901
191	Precision Castparts Corp.	24,305
1,527	Raytheon Co.	69,808
60	Regal-Beloit Corp.	3,522
967	Safran S.A.	27,166
139	Schneider Electric S.A.	17,607
568	Terex Corp. ●	13,024
362	Textron, Inc.	7,432
132	W.W. Grainger, Inc.	15,687
		751,835
	Commercial & Professional Services - 0.3%
1,078	Capital Group plc	13,318
259	Herman Miller, Inc.	5,093
104	Manpower, Inc.	5,429
943	Steelcase, Inc.	7,856
		31,696
	Consumer Durables & Apparel - 1.6%
1,118	Brunswick Corp.	17,022
157	CIE Financiere Richemont S.A.	7,571
264	Coach, Inc.	11,351
2,515	Eastman Kodak Co. ●	10,565
226	Hanesbrands, Inc. ●	5,844
302	KB Home	3,421
516	MRV Engenharia e Participacoes S.A.	4,953
30	NVR, Inc. ●	19,387
868	PDG Realty S.A.	10,326
824	Pulte Group, Inc. ●	7,220
14,268	Skyworth Digital Holdings Ltd.	9,912
581	Stanley Black & Decker, Inc.	35,585
158	Tempur-Pedic International, Inc. ●	4,882
		148,039
	Consumer Services - 1.0%
253	Apollo Group, Inc. Class A ●	13,010
88	Carnival Corp.	3,350
144	DeVry, Inc.	7,081
1,521	Educomp Solutions Ltd.	20,584
208	ITT Educational Services, Inc. ●	14,610
433	Las Vegas Sands Corp. ●	15,107
272	MGM Resorts International ●	3,066
32,181	Rexlot Holdings Ltd.	3,060
271	Starbucks Corp.	6,940
35	Strayer Education, Inc.	6,073
1,580	Thomas Cook Group plc	4,270
		97,151
	Diversified Financials - 5.4%
194	American Express Co.	8,135
785	Ameriprise Financial, Inc.	37,135
2,714	Bank of America Corp.	35,586
152	Bank of New York Mellon Corp.	3,967
1,211	BM & F Bovespa S.A.	10,136
1,183	Goldman Sachs Group, Inc.	171,100
336	Invesco Ltd.	7,125
3,440	JP Morgan Chase & Co.	130,953
169	Lazard Ltd.	5,939
135	Morgan Stanley	3,329
452	Oaktree Capital ■●	15,594
222	SEI Investments Co.	4,511
32	Solar Capital Ltd.	679
75	Solar Cayman Ltd. ⌂●†	30
773	TD Ameritrade Holding Corp. ●	12,490
2,221	UBS AG	37,809

1

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Diversified Financials - 5.4% - (continued)
1,322	UBS AG ADR	$22,514
		507,032
	Energy - 7.6%
32	Alpha Natural Resources, Inc. ●	1,308
897	Anadarko Petroleum Corp.	51,158
111	Apache Corp.	10,842
493	Baker Hughes, Inc.	20,996
1,557	BG Group plc	27,413
1,531	BP plc ADR	63,040
150	Cabot Oil & Gas Corp.	4,502
2,747	Cameco Corp.	76,183
405	Cameron International Corp. ●	17,395
346	Canadian Natural Resources Ltd. ADR	11,968
76	Chesapeake Energy Corp.	1,728
214	Chevron Corp.	17,361
1,235	Cobalt International Energy ●	11,797
1,582	Consol Energy, Inc.	58,456
718	ENSCO International plc	32,127
144	EOG Resources, Inc.	13,397
440	Exxon Mobil Corp.	27,202
2	Inpex Corp.	9,361
1,510	Karoon Gas Australia Ltd. ●	11,084
171	Massey Energy Co.	5,301
748	National Oilwell Varco, Inc.	33,272
456	Noble Corp.	15,391
79	Occidental Petroleum Corp.	6,224
97	Oceaneering International, Inc. ●	5,210
119	Overseas Shipholding Group, Inc.	4,095
61	Peabody Energy Corp.	2,989
445	Repsol YPF S.A.	11,482
332	SBM Offshore N.V.	6,294
233	Schlumberger Ltd.	14,350
660	Southwestern Energy Co. ●	22,080
2,375	Suncor Energy, Inc.	77,305
471	Tsakos Energy Navigation Ltd.	6,271
464	Valero Energy Corp.	8,127
526	Venoco, Inc. ●	10,329
821	Weatherford International Ltd. ●	14,032
58	Whiting Petroleum Corp. ●	5,549
		715,619
	Food & Staples Retailing - 2.6%
5,079	CVS/Caremark Corp.	159,843
24,070	Olam International Ltd.	59,640
451	Wal-Mart Stores, Inc.	24,141
		243,624
	Food, Beverage & Tobacco - 3.9%
780	Anheuser-Busch InBev N.V.	45,877
564	Archer Daniels Midland Co.	18,003
145	Bunge Ltd. Finance Corp.	8,566
4,260	China Agri-Industries Holdings	6,046
74	Companhia de Bebidas das Americas ADR	9,197
163	General Mills, Inc.	5,956
727	Green Mountain Coffee Roasters ●	22,677
224	Groupe Danone	13,453
367	Imperial Tobacco Group plc	10,935
2	Japan Tobacco, Inc.	5,814
4,823	Kraft Foods, Inc.	148,852
371	Molson Coors Brewing Co.	17,518
619	PepsiCo, Inc.	41,133
138	Philip Morris International, Inc.	7,756
		361,783
	Health Care Equipment & Services - 4.1%
15	Accretive Health, Inc. ●	161
160	Aetna, Inc.	5,051
298	CIGNA Corp.	10,659
1,702	Covidien plc	68,385
85	Edwards Lifesciences Corp. ●	5,703
601	Hologic, Inc. ●	9,623
3	Intuitive Surgical, Inc. ●	846
111	Laboratory Corp. of America Holdings ●	8,695
56	McKesson Corp.	3,484
2,612	Medtronic, Inc.	87,714
58	Stryker Corp.	2,911
177	SXC Health Solutions Corp. ●	6,470
4,996	UnitedHealth Group, Inc.	175,423
85	Wellpoint, Inc. ●	4,811
		389,936
	Household & Personal Products - 0.3%
66	Clorox Co.	4,426
52	Energizer Holdings, Inc. ●	3,462
328	Procter & Gamble Co.	19,673
		27,561
	Insurance - 4.5%
3,053	ACE Ltd.	177,860
659	Assured Guaranty Ltd.	11,276
176	Everest Re Group Ltd.	15,210
653	Fidelity National Financial, Inc.	10,255
3,031	Genworth Financial, Inc. ●	37,035
494	Lincoln National Corp.	11,822
2,087	Marsh & McLennan Cos., Inc.	50,331
335	MetLife, Inc.	12,892
243	Principal Financial Group, Inc.	6,296
4,938	Prudential plc	49,345
383	Reinsurance Group of America, Inc.	18,485
247	Tokio Marine Holdings, Inc.	6,668
928	Unum Group	20,555
13	White Mountains Insurance Group Ltd.	3,980
		432,010
	Materials - 5.6%
183	A. Schulman, Inc.	3,696
1,377	AngloGold Ltd. ADR	63,682
51	Barrick Gold Corp.	2,379
127	CF Industries Holdings, Inc.	12,081
44	Cliff's Natural Resources, Inc.	2,809
601	CRH plc	9,915
5,072	Dow Chemical Co.	139,285
199	Freeport-McMoRan Copper & Gold, Inc.	17,023
271	Georgia Gulf Corp. ●	4,425
104	HeidelbergCement AG	5,010
12,779	Huabao International Holdings Ltd.	19,838
430	Impala Platinum Holdings Ltd.	11,077
595	Methanex Corp.	14,571
303	Monsanto Co.	14,527
967	Mosaic Co.	56,827
237	Nucor Corp.	9,051
1,097	Owens-Illinois, Inc. ●	30,776
2,751	Rexam plc	13,284
290	Rio Tinto plc	17,002

2

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Materials - 5.6% - (continued)
156	Rio Tinto plc ADR	$9,174
2,458	Sino Forest Corp. Class A ●	40,950
120	Teck Cominco Ltd. Class B	4,930
590	Titanium Metals Corp. ●	11,780
151	Vallar plc ●	2,174
280	Vulcan Materials Co.	10,338
284	Xstrata plc	5,434
		532,038
	Media - 2.0%
1,118	CBS Corp. Class B	17,723
1,429	Comcast Corp. Class A	25,829
409	Comcast Corp. Special Class A	6,954
1,106	DirecTV Class A ●	46,039
154	DreamWorks Animation SKG, Inc. ●	4,917
30	Harvey Weinstein Co. Holdings Class A-1 ⌂●†	–
4,723	News Corp. Class A	61,682
290	Omnicom Group, Inc.	11,437
257	Supermedia, Inc. ●	2,721
306	Virgin Media, Inc.	7,035
803	WPP plc	8,906
		193,243
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
395	Alkermes, Inc. ●	5,788
604	Amgen, Inc. ●	33,292
161	Amylin Pharmaceuticals, Inc. ●	3,357
183	Auxilium Pharmaceuticals, Inc. ●	4,537
893	Bristol-Myers Squibb Co.	24,222
1,028	Celgene Corp. ●	59,212
3,048	Daiichi Sankyo Co., Ltd.	62,128
2,799	Elan Corp. plc ADR ●	16,097
1,042	Eli Lilly & Co.	38,069
379	Gilead Sciences, Inc. ●	13,478
294	Johnson & Johnson	18,222
918	King Pharmaceuticals, Inc. ●	9,142
113	Map Pharmaceuticals, Inc. ●	1,733
1,982	Merck & Co., Inc.	72,970
582	Momenta Pharmaceuticals, Inc. ●	8,760
251	Mylan, Inc. ●	4,727
6,266	Novavax, Inc. ●	13,723
10,739	Pfizer, Inc.	184,389
211	Pharmaceutical Product Development, Inc.	5,229
893	Roche Holding AG	122,075
52	Salix Pharmaceuticals Ltd. ●	2,065
888	Shionogi & Co., Ltd.	16,226
2,402	Teva Pharmaceutical Industries Ltd. ADR	126,697
256	Thermo Fisher Scientific, Inc. ●	12,243
293	UCB S.A.	10,155
139	Waters Corp. ●	9,842
120	Watson Pharmaceuticals, Inc. ●	5,065
		883,443
	Real Estate - 0.1%
50	BR Malls Participacoes S.A.	415
1,104	Hang Lung Properties Ltd.	5,376
		5,791
	Retailing - 5.1%
20	Abercrombie & Fitch Co. Class A	768
134	Advance Automotive Parts, Inc.	7,891
120	Amazon.com, Inc. ●	18,819
117	Bed Bath & Beyond, Inc. ●	5,066
29,055	Buck Holdings L.P. ⌂●†	69,417
277	Children's Place Retail Stores, Inc. ●	13,495
189	Dick's Sporting Goods, Inc. ●	5,311
334	Expedia, Inc.	9,429
117	Family Dollar Stores, Inc.	5,171
51	Guess?, Inc.	2,068
212	Home Depot, Inc.	6,713
207	Kohl's Corp. ●	10,894
2,162	Lowe's Co., Inc.	48,201
31	Netflix, Inc. ●	5,027
439	Nordstrom, Inc.	16,327
353	OfficeMax, Inc. ●	4,626
146	Priceline.com, Inc. ●	50,804
263	Ross Stores, Inc.	14,384
1,459	Staples, Inc.	30,517
1,135	Target Corp.	60,656
96	The Buckle, Inc.	2,549
1,864	TJX Cos., Inc.	83,204
64	Urban Outfitters, Inc. ●	2,000
202	Williams-Sonoma, Inc.	6,413
		479,750
	Semiconductors & Semiconductor Equipment - 3.2%
2,579	Altera Corp.	77,795
663	Analog Devices, Inc.	20,791
469	Atheros Communications, Inc. ●	12,353
469	Broadcom Corp. Class A	16,603
155	Cavium Networks, Inc. ●	4,455
195	Cree, Inc. ●	10,570
334	Cypress Semiconductor Corp. ●	4,199
566	Intel Corp.	10,886
888	Intersil Corp.	10,386
268	Maxim Integrated Products, Inc.	4,963
1,749	Micron Technology, Inc. ●	12,607
755	ON Semiconductor Corp. ●	5,447
104	Silicon Laboratories, Inc. ●	3,805
385	Skyworks Solutions, Inc. ●	7,957
6,810	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	69,049
992	Teradyne, Inc. ●	11,053
57	Texas Instruments, Inc.	1,545
148	Varian Semiconductor Equipment
	Associates, Inc. ●	4,262
742	Xilinx, Inc.	19,742
		308,468
	Software & Services - 9.3%
4,443	Activision Blizzard, Inc.	48,076
848	Adobe Systems, Inc. ●	22,170
165	Alliance Data Systems Corp. ●	10,775
84	Autodesk, Inc. ●	2,673
568	Automatic Data Processing, Inc.	23,873
448	BMC Software, Inc. ●	18,135
180	CACI International, Inc. Class A ●	8,151
270	Check Point Software Technologies Ltd.
	ADR ●	9,971
126	Citrix Systems, Inc. ●	8,624
98	Cognizant Technology Solutions Corp. ●	6,286
100	Concur Technologies, Inc. ●	4,959
5,909	eBay, Inc. ●	144,185

3

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Software & Services - 9.3% - (continued)
69	Equinix, Inc. ●	$7,011
99	Google, Inc. ●	51,909
1,236	IBM Corp.	165,849
87	Longtop Financial Technologies Ltd. ●	3,411
1,945	Microsoft Corp.	47,645
736	Monster Worldwide, Inc. ●	9,538
7,460	Oracle Corp.	200,290
182	Paychex, Inc.	5,003
158	Red Hat, Inc. ●	6,462
418	Tencent Holdings Ltd.	9,113
73	Teradata Corp. ●	2,800
781	TiVo, Inc. ●	7,075
107	Vistaprint N.V. ●	4,151
94	VMware, Inc. ●	7,992
2,361	Western Union Co.	41,720
		877,847
	Technology Hardware & Equipment - 7.9%
138	Acme Packet, Inc. ●	5,232
522	Apple, Inc. ●	148,207
548	Arrow Electronics, Inc. ●	14,648
190	Avnet, Inc. ●	5,118
7,208	Cisco Systems, Inc. ●	157,846
129	CommScope, Inc. ●	3,068
2,815	Corning, Inc.	51,452
743	Dell, Inc. ●	9,636
5,265	EMC Corp. ●	106,931
708	Emulex Corp. ●	7,392
1,749	Flextronics International Ltd. ●	10,561
162	Hewlett-Packard Co.	6,825
28,511	Hon Hai Precision Industry Co., Ltd. ●	106,927
328	Jabil Circuit, Inc.	4,731
432	Juniper Networks, Inc. ●	13,113
520	NetApp, Inc. ●	25,888
213	Polycom, Inc. ●	5,811
948	QLogic Corp. ●	16,724
559	Qualcomm, Inc.	25,222
159	Research In Motion Ltd. ●	7,732
305	Riverbed Technology, Inc. ●	13,897
120	SanDisk Corp. ●	4,401
536	Seagate Technology ●	6,308
		757,670
	Telecommunication Services - 1.0%
102	American Tower Corp. Class A ●	5,213
480	AT&T, Inc.	13,728
516	MetroPCS Communications, Inc. ●	5,392
1,277	MTN Group Ltd.	23,055
1,979	Vodafone Group plc ADR	49,107
		96,495
	Transportation - 3.9%
12,424	AirAsia Berhad ●	9,051
1,514	British Airways plc	5,779
332	C.H. Robinson Worldwide, Inc.	23,235
308	Cia de Concessoes Rodoviarias	7,896
1,837	Continental Airlines, Inc. ●	45,631
6,257	Delta Air Lines, Inc. ●	72,834
148	Expeditors International of Washington, Inc. .	6,865
153	FedEx Corp.	13,047
695	JetBlue Airways Corp. ●	4,652
96	Kuehne & Nagel International AG	11,567
486	Localiza Rent a Car S.A.	8,097
10,000	Nippon Yusen	40,991
520	Southwest Airlines Co.	6,799
2,687	UAL Corp. ●	63,488
837	United Parcel Service, Inc. Class B	55,829
		375,761
	Utilities - 0.4%
278	Entergy Corp.	21,275
463	N.V. Energy, Inc.	6,086
298	Northeast Utilities	8,797
174	PPL Corp.	4,749
		40,907
	Total common stocks
	(cost $8,566,097)	$9,296,039

PREFERRED STOCKS - 0.5%
	Automobiles & Components - 0.5%
434	Volkswagen AG N.V.	$52,309

	Total preferred stocks
	(cost $40,935)	$52,309

WARRANTS - 0.0%
	Banks - 0.0%
59	Washington Mutual, Inc Private Placement ⌂●†	$–

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
510	Novavax, Inc. ⌂●	–

	Total warrants
	(cost $–)	$–

EXCHANGE TRADED FUNDS - 0.5%
	Other Investment Pools and Funds - 0.5%
441	Consumer Staples Select Sector SPDR Fund	$12,288
214	SPDR S&P MidCap 400 ETF Trust	31,112

	Total exchange traded funds
	(cost $35,554)	$43,400

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.2%
	Finance and Insurance - 0.2%
	MBIA Insurance Co.
$53,500	14.00%, 01/15/2033 ■Δ	$24,075

	Total corporate bonds: non-investment grade
	(cost $53,136)	$24,075

	Total long-term investments
	(cost $8,695,722)	$9,415,823

4

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%
	Bank of America Merrill Lynch TriParty
	Joint Repurchase Agreement (maturing on
	10/01/2010 in the amount of $25,776,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038
	- 2040, value of $26,291)
$25,776	0.30%, 09/30/2010		$25,776
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $4,444,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $4,533)
4,444	0.25%, 09/30/2010		4,444
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $80,884,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $82,501)
80,883	0.28%, 09/30/2010		80,883
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$103, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $104)
103	0.22%, 09/30/2010		103
			111,206
	Total short-term investments
	(cost $111,206)		$111,206

	Total investments
	(cost $8,806,928) ▲	100.4%	$9,527,029
	Other assets and liabilities	(0.4)%	(37,470)
	Total net assets	100.0%	$9,489,559

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 22.4% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $9,174,506 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,062,923
Unrealized Depreciation	(710,400)
Net Unrealized Appreciation	$352,523

†
 The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at September 30, 2010, was $69,447, which represents 0.73% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2010, was $41,620, which represents 0.44% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	29,055	Buck Holdings L.P.	$24,841
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
07/2008	510	Novavax, Inc. Warrants	–
03/2007	75	Solar Cayman Ltd. - 144A	55
04/2008	59	Washington Mutual, Inc. Private Placement Warrants	–

The aggregate value of these securities at September 30, 2010 was $69,447 which represents 0.73% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2010

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	CS First Boston	Sell	$192	$193	10/05/2010	$1
Australian Dollar	State Street Global Markets LLC	Sell	164	165	10/01/2010	1
British Pound	Brown Brothers Harriman	Buy	496	499	10/01/2010	(3)
British Pound	Brown Brothers Harriman	Buy	3,550	3,567	10/04/2010	(17)
British Pound	Brown Brothers Harriman	Sell	475	477	10/04/2010	2
British Pound	RBS Securities	Sell	82	82	10/01/2010	–
British Pound	RBS Securities	Sell	5,899	5,893	10/05/2010	(6)
Canadian Dollar	Brown Brothers Harriman	Sell	1,443	1,441	10/01/2010	(2)
Canadian Dollar	State Street Global Markets LLC	Sell	2,021	2,014	10/04/2010	(7)
Euro	Banc of America Securities	Sell	2,448	2,277	10/13/2010	(171)
Euro	Banc of America Securities	Sell	60,636	55,879	12/15/2010	(4,757)
Euro	Barclay Investment	Sell	58,609	61,534	12/15/2010	2,925
Euro	Barclay Investment	Sell	12,109	11,448	12/15/2010	(661)
Euro	BNP Paribas Securities	Buy	2,409	2,278	10/13/2010	131
Euro	Deutsche Bank Securities	Sell	56,305	51,814	12/15/2010	(4,491)
Euro	Goldman Sachs	Sell	56,305	51,860	12/15/2010	(4,445)
Euro	HSBC Securities	Sell	71,710	75,212	12/15/2010	3,502
Euro	HSBC Securities	Sell	4,238	4,007	12/15/2010	(231)
Euro	JP Morgan Securities	Sell	63,492	66,645	12/15/2010	3,153
Euro	JP Morgan Securities	Sell	7,870	7,442	12/15/2010	(428)
Euro	RBC Dominion Securities	Sell	992	916	10/13/2010	(76)
Euro	UBS AG	Sell	185	185	10/04/2010	–
Euro	UBS AG	Sell	2,415	2,292	10/13/2010	(123)
Euro	Westpac International	Sell	1,709	1,704	10/01/2010	(5)
Euro	Westpac International	Sell	429	429	10/04/2010	–
Euro	Westpac International	Sell	621	620	10/05/2010	(1)
Hong Kong Dollar	CS First Boston	Sell	102	102	10/04/2010	–
Hong Kong Dollar	CS First Boston	Sell	5,013	5,012	10/05/2010	(1)
Japanese Yen	Banc of America Securities	Sell	10,580	10,551	12/15/2010	(29)
Japanese Yen	Barclay Investment	Sell	32,112	29,259	12/15/2010	(2,853)
Japanese Yen	Barclay Investment	Buy	6,237	6,168	12/15/2010	69
Japanese Yen	Deutsche Bank Securities	Sell	49	49	10/01/2010	–
Japanese Yen	Deutsche Bank Securities	Buy	1,540	1,540	10/05/2010	–
Japanese Yen	Deutsche Bank Securities	Sell	51,839	47,586	12/15/2010	(4,253)
Japanese Yen	Goldman Sachs	Sell	763	762	10/04/2010	(1)
Japanese Yen	Goldman Sachs	Sell	55,104	50,755	12/15/2010	(4,349)
Japanese Yen	Goldman Sachs	Buy	10,190	9,992	12/15/2010	198
Japanese Yen	HSBC Securities	Sell	4,902	4,396	12/15/2010	(506)

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	RBC Dominion Securities	Sell	$2,526	$2,508	10/01/2010	$(18)
Japanese Yen	Standard Chartered Bank	Sell	53,005	48,425	12/15/2010	(4,580)
Japanese Yen	State Street Global Markets LLC	Sell	38,765	34,800	12/15/2010	(3,965)
Japanese Yen	Westpac International	Sell	34,637	31,074	12/15/2010	(3,563)
South African Rand	RBS Securities	Buy	726	728	10/05/2010	(2)
Swiss Franc	Brown Brothers Harriman	Sell	1,569	1,579	10/04/2010	10
Swiss Franc	State Street Global Markets LLC	Sell	110	110	10/01/2010	–
Turkish New Lira	CS First Boston	Sell	11,105	11,080	10/04/2010	(25)
						$(29,577)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$500,050	$448,046	$52,004	$–
Banks	538,290	328,533	209,757	–
Capital Goods	751,835	633,804	118,031	–
Commercial & Professional Services	31,696	18,378	13,318	–
Consumer Durables & Apparel	148,039	130,556	17,483	–
Consumer Services	97,151	69,237	27,914	–
Diversified Financials	507,032	453,599	37,809	15,624
Energy	715,619	649,985	65,634	–
Food & Staples Retailing	243,624	183,984	59,640	–
Food, Beverage & Tobacco	361,783	286,864	74,919	–
Health Care Equipment & Services	389,936	389,936	–	–
Household & Personal Products	27,561	27,561	–	–
Insurance	432,010	375,997	56,013	–
Materials	532,038	450,478	81,560	–
Media	193,243	184,337	8,906	–
Pharmaceuticals, Biotechnology & Life Sciences	883,443	672,859	210,584	–
Real Estate	5,791	415	5,376	–
Retailing	479,750	410,333	–	69,417
Semiconductors & Semiconductor Equipment	308,468	308,468	–	–
Software & Services	877,847	868,734	9,113	–
Technology Hardware & Equipment	757,670	650,743	106,927	–
Telecommunication Services	96,495	73,440	23,055	–
Transportation	375,761	308,373	67,388	–
Utilities	40,907	40,907	–	–
Total	9,296,039	7,965,567	1,245,431	85,041
Corporate Bonds: Non-Investment Grade	24,075	–	24,075	–
Exchange Traded Funds	43,400	43,400	–	–
Preferred Stocks	52,309	–	52,309	–
Warrants	–	–	–	–
Short-Term Investments	111,206	–	111,206	–
Total	$9,527,029	$8,008,967	$1,433,021	$85,041
Foreign Currency Contracts*	9,992	–	9,992	–
Total	$9,992	$–	$9,992	$–
Liabilities:
Foreign Currency Contracts*	39,569	–	39,569	–
Total	$39,569	$–	$39,569	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2010
Assets:
Common Stock	$75,356	$2,510	$15,727	*	$—	$—	$(8,552)	$—	$—	$85,041
Warrants	—	—	—		—	—	—	—	—	—
Total	$75,356	$2,510	$15,727		$—	$—	$(8,552)	$—	$—	$85,041

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $11,686.

9

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Automobiles & Components - 1.4%
832	Ford Motor Co. ●Θ	$10,189
189	Johnson Controls, Inc.	5,758
		15,947
	Banks - 3.7%
287	PNC Financial Services Group, Inc.	14,898
1,040	Wells Fargo & Co.	26,135
		41,033
	Capital Goods - 10.4%
192	3M Co.	16,657
102	Caterpillar, Inc.	8,010
154	Cooper Industries plc Class A	7,540
330	Dover Corp.	17,245
262	General Dynamics Corp.	16,469
146	Illinois Tool Works, Inc.	6,855
242	Northrop Grumman Corp.	14,690
100	Parker-Hannifin Corp.	7,020
77	Raytheon Co.	3,515
247	United Technologies Corp.	17,601
		115,602
	Consumer Durables & Apparel - 0.5%
259	Mattel, Inc.	6,069

	Diversified Financials - 5.3%
184	Ameriprise Financial, Inc.	8,709
1,533	Bank of America Corp.	20,099
136	Goldman Sachs Group, Inc.	19,692
272	JP Morgan Chase & Co.	10,355
		58,855
	Energy - 7.0%
140	Anadarko Petroleum Corp.	8,004
140	Chevron Corp.	11,315
85	Exxon Mobil Corp.	5,252
231	Hess Corp.	13,657
507	Marathon Oil Corp.	16,785
215	National Oilwell Varco, Inc.	9,557
168	Occidental Petroleum Corp.	13,115
		77,685
	Food & Staples Retailing - 0.8%
329	Sysco Corp.	9,377

	Food, Beverage & Tobacco - 7.1%
863	Altria Group, Inc.	20,727
207	Archer Daniels Midland Co. Θ	6,611
138	Dr. Pepper Snapple Group	4,916
145	Lorillard, Inc.	11,669
219	PepsiCo, Inc.	14,577
346	Philip Morris International, Inc.	19,382
		77,882
	Health Care Equipment & Services - 6.3%
247	McKesson Corp.	15,235
345	Medtronic, Inc.	11,575
402	St. Jude Medical, Inc. ●	15,803
480	UnitedHealth Group, Inc.	16,839
173	Wellpoint, Inc. ●	9,821
		69,273
	Insurance - 3.5%
294	Allied World Assurance Holdings Ltd.	16,649
249	Axis Capital Holdings Ltd.	8,215
442	Genworth Financial, Inc. ●	5,396
378	Unum Group	8,371
		38,631
	Materials - 2.1%
77	CF Industries Holdings, Inc. Θ	7,325
126	Freeport-McMoRan Copper & Gold, Inc.	10,759
73	Newmont Mining Corp.	4,579
		22,663
	Media - 0.5%
383	CBS Corp. Class B	6,079

	Pharmaceuticals, Biotechnology & Life Sciences - 12.3%
257	Abbott Laboratories	13,446
298	Amgen, Inc. ●	16,406
99	Celgene Corp. ●	5,675
512	Eli Lilly & Co.	18,711
322	Forest Laboratories, Inc. ●	9,953
339	Gilead Sciences, Inc. ●	12,068
143	Johnson & Johnson	8,873
505	Merck & Co., Inc.	18,600
1,067	Pfizer, Inc.	18,320
128	Salix Pharmaceuticals Ltd. ●	5,088
199	Watson Pharmaceuticals, Inc. ●	8,437
		135,577
	Real Estate - 0.9%
587	Annaly Capital Management, Inc.	10,335

	Retailing - 7.3%
215	Abercrombie & Fitch Co. Class A	8,446
221	Big Lots, Inc. ●	7,361
470	Gap, Inc.	8,763
151	Kohl's Corp. ●	7,928
37	Netflix, Inc. ●Θ	6,008
235	Nordstrom, Inc.	8,735
1,064	Office Depot, Inc. ●Θ	4,894
31	Priceline.com, Inc. ●	10,624
107	Target Corp. Θ	5,713
268	TJX Cos., Inc.	11,974
		80,446
	Semiconductors & Semiconductor Equipment - 3.4%
211	Analog Devices, Inc.	6,628
163	Broadcom Corp. Class A	5,758
301	Skyworks Solutions, Inc. ●Θ	6,216
715	Texas Instruments, Inc.	19,408
		38,010
	Software & Services - 10.2%
289	Accenture plc	12,297
244	BMC Software, Inc. ●Θ	9,885
521	eBay, Inc. ●Θ	12,700
21	Google, Inc. ●	10,831
137	IBM Corp.	18,350
22	Mastercard, Inc.	4,995
450	Microsoft Corp.	11,027
815	Oracle Corp.	21,875
359	VeriSign, Inc. ●	11,382
		113,342
	Technology Hardware & Equipment - 7.4%
129	Apple, Inc. ●	36,632
350	Cisco Systems, Inc. ●	7,654
439	Dell, Inc. ●	5,691

1

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Technology Hardware & Equipment - 7.4% - (continued)
270	EMC Corp. ●	$5,479
157	Hewlett-Packard Co.	6,584
193	Juniper Networks, Inc. ●Θ	5,863
130	NetApp, Inc. ●	6,483
160	Qualcomm, Inc.	7,215
		81,601
	Telecommunication Services - 2.3%
881	AT&T, Inc.	25,209

	Transportation - 0.4%
341	Delta Air Lines, Inc. ●	3,965

	Utilities - 5.9%
248	Entergy Corp.	18,972
120	NextEra Energy, Inc.	6,500
228	Northeast Utilities	6,730
281	PG&E Corp.	12,754
282	UGI Corp.	8,059
564	Xcel Energy, Inc.	12,944
		65,959

	Total common stocks	$1,093,540
	(cost $1,000,288)

	Total long-term investments
	(cost $1,000,288)	$1,093,540

SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $1,109,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038
	- 2040, value of $1,131)
$1,109	0.30%, 09/30/2010	$1,109
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $191,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $195)
191	0.25%, 09/30/2010	191
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $3,480,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $3,550)
3,480	0.28%, 09/30/2010	3,480
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$ 5, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $5)
5	0.22%, 09/30/2010		5
			4,785
	Total short-term investments
	(cost $4,785)		$4,785

	Total investments
	(cost $1,005,073) ▲	99.1%	$1,098,325
	Other assets and liabilities	0.9%	9,679
	Total net assets	100.0%	$1,108,004

2

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $1,005,153 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$151,588
Unrealized Depreciation	(58,416)
Net Unrealized Appreciation	$93,172

●	Currently non-income producing.

Θ	At September 30, 2010, these securities were designated to cover open call options written as follows:

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Archer Daniels Midland Co.	Equity	$37.00	11/22/2010	332	$6	$14	$8
BMC Software, Inc.	Equity	$40.00	10/18/2010	280	36	16	(20)
CF Industries Holdings, Inc.	Equity	$105.00	10/18/2010	165	12	30	18
eBay, Inc.	Equity	$25.00	10/18/2010	672	22	26	4
Ford Motor Co.	Equity	$14.00	12/20/2010	897	22	23	1
Juniper Networks, Inc.	Equity	$31.00	10/18/2010	443	25	18	(7)
Netflix, Inc.	Equity	$165.00	10/18/2010	92	56	33	(23)
Office Depot, Inc.	Equity	$5.00	11/22/2010	2,591	78	26	(52)
Skyworks Solutions, Inc.	Equity	$22.50	11/22/2010	561	36	16	(20)
Target Corp.	Equity	$55.00	10/18/2010	199	8	14	6
					$301	$216	$(85)

*	The number of contracts does not omit 000's.

At September 30, 2010, the maximum delivery obligation of the open put options written is $11,099. Cash of $2,844 collateralized the open put options written as follows:

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Analog Devices, Inc.	Equity	$25.00	10/18/2010	371	$–	$11	$11
Big Lots, Inc.	Equity	$30.00	10/18/2010	321	2	11	9
Broadcom Corp.	Equity	$29.00	10/18/2010	321	2	13	11
Gap, Inc.	Equity	$16.00	11/22/2010	595	10	13	3
Hewlett-Packard Co.	Equity	$35.00	10/18/2010	266	1	19	18
J.P. Morgan Chase & Co.	Equity	$35.00	11/22/2010	412	32	24	(8)
Medtronic, Inc.	Equity	$27.00	10/18/2010	329	1	11	10
National Oilwell Varco, Inc.	Equity	$36.00	10/18/2010	263	1	13	12
Newmont Mining Corp.	Equity	$50.00	10/18/2010	178	–	10	10
PNC Financial Services Group, Inc.	Equity	$40.00	11/22/2010	322	8	15	7
VeriSign, Inc.	Equity	$27.00	11/22/2010	348	9	11	2
					$66	$151	$85

*	The number of contracts does not omit 000's.

3

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at September 30, 2010
Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Mini	49	Long	12/17/2010	$2,785	$2,736	$49

*	The number of contracts does not omit 000's.

Cash of $221 was pledged as initial margin deposit for open futures contracts at September 30, 2010.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2010
	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$1,093,540	$1,093,540	$–	$–
Short-Term Investments	4,785	–	4,785	–
Total	$1,098,325	$1,093,540	$4,785	$–
Futures *	49	49	–	–
Written Options *	130	130	–	–
Total	$179	$179	$–	$–
Liabilities:
Written Options *	130	130	–	–
Total	$130	$130	$–	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Automobiles & Components - 2.1%
487	Daimler AG	$30,804
743	Honda Motor Co., Ltd. ADR	26,457
1,416	Johnson Controls, Inc.	43,185
		100,446
	Banks - 4.7%
1,019	PNC Financial Services Group, Inc.	52,875
1,611	US Bancorp	34,830
5,667	Wells Fargo & Co.	142,422
		230,127
	Capital Goods - 9.4%
157	Caterpillar, Inc.	12,368
1,104	Cooper Industries plc Class A	54,009
914	Deere & Co.	63,772
788	General Dynamics Corp.	49,507
4,464	General Electric Co.	72,536
407	Illinois Tool Works, Inc.	19,156
608	Lockheed Martin Corp.	43,332
677	Northrop Grumman Corp.	41,034
1,182	Pentair, Inc.	39,761
540	Siemens AG ADR	56,895
		452,370
	Commercial & Professional Services - 0.9%
1,175	Waste Management, Inc.	41,998

	Diversified Financials - 6.2%
716	Ameriprise Financial, Inc.	33,893
5,272	Bank of America Corp.	69,112
157	Goldman Sachs Group, Inc.	22,742
2,618	JP Morgan Chase & Co.	99,652
569	Morgan Stanley	14,043
343	State Street Corp.	12,925
2,899	UBS AG ADR	49,372
		301,739
	Energy - 13.8%
1,136	Anadarko Petroleum Corp.	64,780
1,391	Baker Hughes, Inc.	59,248
931	Cenovus Energy, Inc.	26,798
2,279	Chevron Corp.	184,713
821	ConocoPhillips Holding Co.	47,150
892	EnCana Corp. ADR	26,952
2,270	Exxon Mobil Corp.	140,253
1,260	Marathon Oil Corp.	41,689
200	Occidental Petroleum Corp.	15,676
955	Total S.A. ADR	49,263
371	Ultra Petroleum Corp. ●	15,583
		672,105
	Food & Staples Retailing - 1.8%
1,245	CVS/Caremark Corp.	39,168
895	Wal-Mart Stores, Inc.	47,879
		87,047
	Food, Beverage & Tobacco - 4.4%
794	Nestle S.A. ADR	42,445
967	PepsiCo, Inc.	64,274
1,356	Philip Morris International, Inc.	75,963
950	Unilever N.V. Class NY ADR	28,374
		211,056

	Health Care Equipment & Services - 2.9%
1,203	Cardinal Health, Inc.	39,757
350	Covidien plc	14,078
1,919	Medtronic, Inc.	64,427
688	UnitedHealth Group, Inc.	24,156
		142,418
	Household & Personal Products - 2.0%
580	Kimberly-Clark Corp.	37,755
960	Procter & Gamble Co.	57,566
		95,321
	Insurance - 4.9%
1,251	ACE Ltd.	72,883
797	Chubb Corp.	45,421
710	Marsh & McLennan Cos., Inc.	17,130
1,985	MetLife, Inc.	76,331
520	Transatlantic Holdings, Inc.	26,416
		238,181
	Materials - 3.7%
311	Agrium U.S., Inc.	23,292
998	Barrick Gold Corp.	46,188
1,088	Dow Chemical Co.	29,887
1,098	Owens-Illinois, Inc. ●	30,810
888	Rio Tinto plc ADR	52,123
		182,300
	Media - 3.1%
3,518	Comcast Corp. Class A	63,607
3,970	News Corp. Class A	51,852
1,084	Time Warner, Inc.	33,214
		148,673
	Pharmaceuticals, Biotechnology & Life Sciences - 11.6%
1,251	AstraZeneca plc ADR	63,416
2,009	Bristol-Myers Squibb Co.	54,467
2,736	Eli Lilly & Co.	99,957
1,483	Johnson & Johnson	91,911
2,854	Merck & Co., Inc.	105,038
7,242	Pfizer, Inc.	124,338
491	Teva Pharmaceutical Industries Ltd. ADR	25,921
		565,048
	Retailing - 2.3%
2,382	Lowe's Co., Inc.	53,101
2,701	Staples, Inc.	56,497
		109,598
	Semiconductors & Semiconductor Equipment - 1.3%
964	Analog Devices, Inc.	30,257
1,237	Texas Instruments, Inc.	33,572
		63,829
	Software & Services - 6.8%
1,347	Accenture plc	57,247
1,066	Automatic Data Processing, Inc.	44,821
1,180	eBay, Inc. ●	28,797
1,135	IBM Corp.	152,235
1,922	Microsoft Corp.	47,080
		330,180
	Technology Hardware & Equipment - 4.6%
818	Avnet, Inc. ●	22,100
2,452	Cisco Systems, Inc. ●	53,705
2,484	Corning, Inc.	45,409
1,259	Hewlett-Packard Co.	52,962

1

Hartford Dividend and Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Technology Hardware & Equipment - 4.6% - (continued)
1,075	Qualcomm, Inc.	$48,513
		222,689
	Telecommunication Services - 4.2%
7,080	AT&T, Inc.	202,502

	Transportation - 2.1%
510	FedEx Corp.	43,588
897	United Parcel Service, Inc. Class B	59,827
		103,415
	Utilities - 5.8%
1,422	Dominion Resources, Inc.	62,067
1,370	Exelon Corp.	58,340
1,021	NextEra Energy, Inc.	55,537
1,016	PG&E Corp.	46,128
1,113	PPL Corp.	30,310
1,230	Xcel Energy, Inc.	28,251
		280,633
	Total common stocks
	(cost $4,291,032)	$4,781,675

WARRANTS - 0.0%
	Banks - 0.0%
194	Washington Mutual, Inc. Private Placement ⌂●†	$–

	Total warrants
	(cost $–)	$–

	Total long-term investments
	(cost $4,291,032)	$4,781,675

SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
	Bank of America Merrill Lynch TriParty
	Joint Repurchase Agreement (maturing on
	10/01/2010 in the amount of $12,285,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038
	- 2040, value of $12,531)
$12,285	0.30%, 09/30/2010	$12,285
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $2,118,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $2,160)
2,118	0.25%, 09/30/2010	2,118
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $38,550,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $39,321)
38,550	0.28%, 09/30/2010	38,550
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$ 49, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $49)
49	0.22%, 09/30/2010		49
			53,002
	Total short-term investments
	(cost $53,002)		$53,002

	Total investments
	(cost $4,344,034) ▲	99.7%	$4,834,677
	Other assets and liabilities	0.3%	12,916
	Total net assets	100.0%	$4,847,593

2

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.3% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $4,360,121 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$654,677
Unrealized Depreciation	(180,121)
Net Unrealized Appreciation	$474,556

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at September 30, 2010, was $–, which represents –% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2008	194	Washington Mutual, Inc. Private Placement Warrants	$–

The aggregate value of these securities at September 30, 2010 was $– which represents –% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2010

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	Westpac International	Sell	$1,521	$1,520	10/04/2010	$(1)
						$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$4,781,675	$4,750,871	$30,804	$–
Warrants	–	–	–	–
Short-Term Investments	53,002	–	53,002	–
Total	$4,834,677	$4,750,871	$83,806	$–
Liabilities:
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2010
Assets:
Common Stock	$195	$(13,369)	$13,405	$—	$—	$(231)	$—	$—	$—
Warrants	—	—	—	—	—	—	—	—	—
Total	$195	$(13,369)	$13,405	$—	$—	$(231)	$—	$—	$—

4

Hartford Global Growth HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8%
	Automobiles & Components - 3.3%
196	Daimler AG	$12,420
725	Nissan Motor Co., Ltd.	6,346
		18,766
	Banks - 7.2%
12,210	Agricultural Bank of China ●	6,326
360	Banco Santander Brasil S.A.	4,957
1,395	Barclays Bank plc	6,557
1,877	BOC Hong Kong Holdings Ltd.	5,942
282	Itau Unibanco Banco Multiplo S.A. ADR	6,813
337	Standard Chartered plc	9,676
		40,271
	Capital Goods - 13.4%
517	General Electric Co.	8,405
134	Honeywell International, Inc.	5,901
169	Illinois Tool Works, Inc.	7,954
273	Ingersoll-Rand plc	9,762
410	Masco Corp.	4,516
81	Parker-Hannifin Corp.	5,657
43	Precision Castparts Corp.	5,485
470	Sandvik Ab	7,221
57	Schneider Electric S.A.	7,249
67	Siemens AG	7,062
42	SMC Corp.	5,589
		74,801
	Consumer Durables & Apparel - 1.1%
100	Adidas-Salomon AG	6,206

	Consumer Services - 4.5%
4,109	Genting Singapore plc ●	5,813
570	MGM Resorts International ●	6,429
3,987	Sands China Ltd. ●§	7,154
222	Starbucks Corp.	5,666
		25,062
	Diversified Financials - 4.9%
163	American Express Co.	6,859
45	Goldman Sachs Group, Inc.	6,548
179	JP Morgan Chase & Co.	6,818
441	UBS AG	7,516
		27,741
	Energy - 6.3%
335	BG Group plc	5,903
190	Consol Energy, Inc.	7,034
90	EOG Resources, Inc.	8,355
160	National Oilwell Varco, Inc.	7,100
110	Schlumberger Ltd.	6,788
		35,180
	Food & Staples Retailing - 1.0%
90	Metro AG	5,871

	Food, Beverage & Tobacco - 3.3%
193	British American Tobacco plc	7,220
19	Carlsberg A/S Class B	1,991
178	Heineken N.V.	9,233
		18,444
	Health Care Equipment & Services - 1.3%
227	Aetna, Inc.	7,171

	Household & Personal Products - 1.1%
113	Reckitt Benckiser Group plc		6,214

	Insurance - 2.0%
553	Ping An Insurance (Group) Co.		5,616
106	Prudential Financial, Inc.		5,765
			11,381
	Materials - 4.3%
151	Anglo American plc ●		5,993
129	Barrick Gold Corp.		5,955
188	BHP Billiton plc		5,987
320	Xstrata plc		6,121
			24,056
	Media - 2.5%
640	News Corp. Class A		8,356
524	WPP plc		5,815
			14,171
	Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
130	Amgen, Inc. ●		7,150
125	Celgene Corp. ●		7,175
142	Teva Pharmaceutical Industries Ltd. ADR		7,503
			21,828
	Real Estate - 1.1%
1,291	Hang Lung Properties Ltd.		6,288

	Retailing - 8.5%
16,976	GOME Electrical Appliances Holdings Ltd.	.	5,101
1,606	Kingfisher plc		5,919
1,204	Li & Fung Ltd.		6,747
392	Lowe's Co., Inc.		8,747
46	Pinault-Printemps-Redoute S.A.		7,452
24	Priceline.com, Inc. ●		8,221
171	Urban Outfitters, Inc. ●		5,370
			47,557
	Semiconductors & Semiconductor Equipment - 3.5%
193	Broadcom Corp. Class A		6,841
336	Marvell Technology Group Ltd. ●		5,891
10	Samsung Electronics Co., Ltd.		7,057
			19,789
	Software & Services - 9.2%
141	Accenture plc		5,977
532	Activision Blizzard, Inc.		5,760
66	Baidu, Inc. ADR ●		6,752
347	eBay, Inc. ●		8,455
16	Google, Inc. ●		8,350
599	Oracle Corp.		16,093
			51,387
	Technology Hardware & Equipment - 10.6%
63	Apple, Inc. ●		17,808
446	Cisco Systems, Inc. ●		9,765
516	EMC Corp. ●		10,484
1,857	Hon Hai Precision Industry Co., Ltd. ●		6,964
136	NetApp, Inc. ●		6,791
173	Qualcomm, Inc.		7,810
			59,622
	Telecommunication Services - 2.3%
122	America Movil S.A. de C.V. ADR		6,490

1

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Telecommunication Services - 2.3% - (continued)
189	Softbank Corp.		$6,175
			12,665
	Transportation - 2.5%
616	Delta Air Lines, Inc. ●		7,170
55	Kuehne & Nagel International AG		6,644
			13,814
	Total common stocks
	(cost $444,016)		$548,285

	Total long-term investments
	(cost $444,016)		$548,285

SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $2,568,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038 -
	2040, value of $2,620)
$2,568	0.30%, 09/30/2010		$2,568
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $443,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $452)
443	0.25%, 09/30/2010		443
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $8,059,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $8,220)
8,059	0.28%, 09/30/2010		8,059
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$10, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $10)
10	0.22%, 09/30/2010		10
			11,080
	Total short-term investments
	(cost $11,080)		$11,080

	Total investments
	(cost $455,096) ▲	99.8%	$559,365
	Other assets and liabilities	0.2%	1,113
	Total net assets	100.0%	$560,478

2

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 46.8% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $459,321 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$111,407
Unrealized Depreciation	(11,363)
Net Unrealized Appreciation	$100,044

●	Currently non-income producing.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2010, these securities amounted to $7,154 or 1.28% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2010

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Danish Krone	State Street Global Markets LLC	Buy	$1,984	$1,982	10/05/2010	$2
Euro	Westpac International	Sell	546	545	10/04/2010	(1)
Hong Kong Dollar	CS First Boston	Sell	779	779	10/05/2010	–
						$1

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Diversification by Country
as of September 30, 2010

Percentage of
Country	Net Assets
Brazil	2.1%
Canada	1.1
China	3.3
Denmark	0.4
France	2.6
Germany	5.6
Hong Kong	5.6
Israel	1.3
Japan	3.2
Mexico	1.2
Netherlands	1.6
Singapore	1.0
South Korea	1.3
Sweden	1.3
Switzerland	2.5
Taiwan	1.2
United Kingdom	11.5
United States	51.0
Short-Term Investments	2.0
Other Assets and Liabilities	0.2
Total	100.0%

4

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$18,766	$–	$18,766	$–
Banks	40,271	18,096	22,175	–
Capital Goods	74,801	47,680	27,121	–
Consumer Durables & Apparel	6,206	–	6,206	–
Consumer Services	25,062	12,095	12,967	–
Diversified Financials	27,741	20,225	7,516	–
Energy	35,180	29,277	5,903	–
Food & Staples Retailing	5,871	–	5,871	–
Food, Beverage & Tobacco	18,444	–	18,444	–
Health Care Equipment & Services	7,171	7,171	–	–
Household & Personal Products	6,214	–	6,214	–
Insurance	11,381	5,765	5,616	–
Materials	24,056	5,955	18,101	–
Media	14,171	8,356	5,815	–
Pharmaceuticals, Biotechnology & Life Sciences	21,828	21,828	–	–
Real Estate	6,288	–	6,288	–
Retailing	47,557	22,338	25,219	–
Semiconductors & Semiconductor Equipment	19,789	12,732	7,057	–
Software & Services	51,387	51,387	–	–
Technology Hardware & Equipment	59,622	52,658	6,964	–
Telecommunication Services	12,665	6,490	6,175	–
Transportation	13,814	7,170	6,644	–
Total	548,285	329,223	219,062	–
Short-Term Investments	11,080	–	11,080	–
Total	$559,365	$329,223	$230,142	$–
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–
Liabilities:
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

Hartford Global Health HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 100.2%
	Biotechnology - 23.1%
115	3SBio, Inc. ADR ●	$1,496
51	Affymax, Inc. ●	302
32	AMAG Pharmaceuticals, Inc. ●	554
68	Amgen, Inc. ●	3,725
172	Amylin Pharmaceuticals, Inc. ●	3,588
92	Arena Pharmaceuticals, Inc. ●	145
325	Celera Corp. ●	2,190
86	Celgene Corp. ●	4,978
76	Celldex Therapeutics, Inc. ●	303
53	Cephalon, Inc. ●	3,291
368	Cytokinetics, Inc. ●	972
2	Genzyme Corp. ●	170
93	Gilead Sciences, Inc. ●	3,322
60	Immunogen, Inc. ●	373
545	Incyte Corp. ●	8,722
31	Ironwood Pharmaceuticals, Inc. ●	314
431	Ligand Pharmaceuticals Class B ●	680
84	Regeneron Pharmaceuticals, Inc. ●	2,307
33	Rigel Pharmaceuticals, Inc. ●	281
213	Seattle Genetics, Inc. ●	3,303
223	Siga Technologies, Inc. ●	1,884
76	Trius Therapeutics, Inc.	300
47	Vertex Pharmaceuticals, Inc. ●	1,614
		44,814
	Drug Retail - 2.1%
129	CVS/Caremark Corp.	4,049

	Health Care Distributors - 7.0%
123	Amerisource Bergen Corp.	3,780
119	Cardinal Health, Inc.	3,939
96	McKesson Corp.	5,950
		13,669
	Health Care Equipment - 22.6%
126	Abiomed, Inc. ●	1,337
161	Baxter International, Inc.	7,665
44	Beckman Coulter, Inc.	2,156
67	CareFusion Corp. ●	1,672
161	China Medical Technologies, Inc. ADR	2,089
145	Covidien plc	5,844
59	DiaSorin S.p.A.	2,422
23	Masimo Corp.	623
211	Medtronic, Inc.	7,082
127	St. Jude Medical, Inc. ●	4,992
2,594	Trauson Holdings Co., Ltd. ●	1,213
220	Volcano Corp. ●	5,708
62	Wright Medical Group, Inc. ●	899
		43,702
	Health Care Services - 0.3%
24	Rehabcare Group, Inc. ●	493

	Health Care Technology - 0.3%
32	Allscripts Healthcare Solutions, Inc. ●	596

	Life Sciences Tools & Services - 2.0%
53	PAREXEL International Corp. ●	1,228
57	Thermo Fisher Scientific, Inc. ●	2,710
		3,938
	Managed Health Care - 11.5%
127	Aetna, Inc.	4,012
114	CIGNA Corp.	4,086
298	UnitedHealth Group, Inc.	10,446
59	Wellcare Health Plans, Inc. ●	1,700
35	Wellpoint, Inc. ●	1,966
		22,210
	Pharmaceuticals - 31.3%
10	Alk-Abello A/S	654
62	Almirall S.A.	678
46	Ardea Biosciences, Inc. ●	1,049
37	AstraZeneca plc ADR	1,876
183	Daiichi Sankyo Co., Ltd.	3,736
93	Eisai Co., Ltd.	3,258
667	Elan Corp. plc ADR ●	3,836
37	Eli Lilly & Co.	1,337
200	Forest Laboratories, Inc. ●	6,171
97	King Pharmaceuticals, Inc. ●	964
200	Medicines Co. ●	2,839
188	Merck & Co., Inc.	6,917
595	Pfizer, Inc.	10,216
10	Roche Holding AG	1,373
243	Shionogi & Co., Ltd.	4,436
62	Simcere Pharmaceutical Group ●	613
89	Teva Pharmaceutical Industries Ltd. ADR	4,699
57	UCB S.A.	1,992
56	Warner Chilcott plc ●	1,254
58	Watson Pharmaceuticals, Inc. ●	2,462
48	Xenoport, Inc. ●	343
		60,703
	Total common stocks
	(cost $187,557)	$194,174

WARRANTS - 0.0%
	Biotechnology - 0.0%
48	Cytokinetics, Inc. ⌂	$–

	Total warrants
	(cost $–)	$–

	Total long-term investments
	(cost $187,557)	$194,174

SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $22,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038 -
	2040, value of $22)
$21	0.30%, 09/30/2010	$21

1

Hartford Global Health HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.0% - (continued)
	Repurchase Agreements - 0.0% - (continued)
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $4,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $4)
$4	0.25%, 09/30/2010		$4
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $68,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $69)
68	0.28%, 09/30/2010		68
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$–, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $–)
–	0.22%, 09/30/2010		–
			93
	Total short-term investments
	(cost $93)		$93

	Total investments
	(cost $187,650) ▲	100.2%	$194,267
	Other assets and liabilities	(0.2)%	(437)
	Total net assets	100.0%	$193,830

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.2% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $191,199 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$28,400
Unrealized Depreciation	(25,332)
Net Unrealized Appreciation	$3,068

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available  market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2009	48	Cytokinetics, Inc. Warrants	$–

The aggregate value of these securities at September 30, 2010 was $– which represents –% of total net assets.

2

Hartford Global Health HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2010

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	Brown Brothers Harriman	Sell	$6,928	$6,445	02/04/2011	$(483)
						$(483)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$194,174	$175,625	$18,549	$–
Warrants	–	–	–	–
Short-Term Investments	93	–	93	–
Total	$194,267	$175,625	$18,642	$–
Liabilities:
Foreign Currency Contracts *	483	–	483	–
Total	$483	$–	$483	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Australia - 1.4%
33	Aquarius Platinum Ltd.	$178
34	Aston Resources Ltd.	189
14	Foster's Group Ltd.	81
48	Karoon Gas Australia Ltd. ●	349
2	Newcrest Mining Ltd.	91
3	Rio Tinto Ltd.	187
13	Toll Holdings Ltd.	80
3	Woolworths Ltd.	79
		1,234
	Austria - 0.2%
6	OMV AG	229

	Belgium - 0.4%
77	Ageas	220
67	Hansen Transmissions ●	50
4	UCB S.A.	153
		423
	Brazil - 3.0%
16	Banco do Brasil S.A.	292
41	Banco Santander Brasil S.A.	570
4	Cetip S.A. - Balcao Organizado	39
26	Companhia Energetica de Minas Gerais ADR	428
2	Cyrela Brazil Realty S.A.	32
5	Hypermarcas S.A. ●	75
22	Itau Unibanco Banco Multiplo S.A. ADR	522
3	Itau Unibanco Holding S.A. ADR ■	68
5	Lupatech S.A. ●	63
25	PDG Realty S.A.	297
2	Petroleo Brasileiro S.A. ADR	78
2	Tim Participacoes S.A. ADR	66
15	Tractebel Energia S.A.	218
6	Vale S.A. SP ADR	191
		2,939
	Canada - 5.0%
1	Agrium, Inc.	45
17	Air Canada, Inc. ●	48
12	Bank of Nova Scotia	665
3	Barrick Gold Corp.	149
4	Brookfield Asset Management, Inc.	108
5	Cameco Corp.	139
12	Canadian Natural Resources Ltd. ADR	400
54	Consolidated Thompson Iron Mining Ltd. ●	461
15	Cott Corp. ●	115
4	EnCana Corp. ADR	124
1	First Quantum Minerals Ltd.	68
2	Fortress Paper Ltd. ●	90
4	Goldcorp, Inc.	157
8	Ivanhoe Mines Ltd. ●	193
12	Kinross Gold Corp.	220
3	Magna International, Inc.	211
1	MEG Energy Corp.	21
5	MEG Energy Corp. ■●	174
10	Methanex Corp.	249
8	National Bank of Canada	530
4	Semafo, Inc. ●	38
1	Sino Forest Corp. ■●	23
8	Sino Forest Corp. Class A ●	128
7	Suncor Energy, Inc.	242
1	Thomson Reuters Corp.	49
4	Toronto-Dominion Bank	289
29	Uranium Participation Corp. ●	184
1	Valeant Pharmaceuticals International ●	31
5	Vitran Corp., Inc. ●	55
		5,206
	China - 2.0%
799	Agricultural Bank of China ●	414
5	AsiaInfo-Linkage, Inc. ●	98
1	Baidu, Inc. ADR ●	72
7	BYD Co., Ltd.	56
1	China Petroleum & Chemical Corp. ADR	96
94	China Shanshui Cement Group	58
30	China Shenhua Energy Co., Ltd.	124
33	Golden Eagle Retail Group Ltd.	93
1	Longtop Financial Technologies Ltd. ●	56
3	PetroChina Co., Ltd. ADR	347
8	Tencent Holdings Ltd.	177
10	Zhongpin, Inc. ●	165
11	ZTE Corp.	43
		1,799
	Denmark - 0.7%
–	Alk-Abello A/S	22
4	Bank Nordik P/F	94
13	DSV A/S	275
1	Gronlandsbanken	113
2	H. Lundbeck A/S	27
–	Ringkjoebing Landbobank	34
2	Trygvesta A/S	112
4	Vestjysk Bank A/S	53
		730
	Finland - 0.3%
3	Elisa Oyj	71
13	Nokia Corp.	128
6	Nokia Oyj	60
		259
	France - 5.2%
2	Accor S.A. ●	76
14	Alcatel - Lucent ADR	47
9	BNP Paribas	611
6	Carrefour S.A.	347
1	Electricite de France	47
4	France Telecom S.A.	91
15	Gaz de France	521
13	Groupe Danone	753
19	Peugeot S.A.	637
5	Pinault-Printemps-Redoute S.A.	748
1	Publicis Groupe	46
9	Renault S.A.	440
3	Rhodia S.A.	61
3	Safran S.A.	81
3	Sanofi-Aventis S.A. ADR	93
4	Societe Industrielle D'Aviations Latecoere S A. ●	37
2	Total S.A. ADR	94
2	Vinci S.A.	115
1	Vivendi S.A.	37
		4,882

1

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Germany - 1.9%
6	BASF SE		$389
1	Beiersdorf AG		81
1	Brenntag AG ●		86
8	Daimler AG		508
1	E.On AG		21
2	HeidelbergCement AG		82
1	Hochtief AG		80
1	Metro AG		40
5	Siemens AG		547
–	Stroer Out-of-Home Media AG ●		12
			1,846
	Hong Kong - 3.7%
78	AAC Acoustic Technologies		170
26	Agile Property Holdings Ltd.		29
18	Alibaba.com Ltd.		36
106	Anta Sports Products Ltd.		245
11	ASM Pacific Technology		95
66	China Green Holdings Ltd.		64
2	China Mengniu Dairy Co.		6
34	China Overseas Land & Investment Ltd.		72
21	China Resources Power Holdings Co., Ltd.	.	46
23	China Yurun Food Group Ltd.		85
30	Digital China Holdings Ltd.		52
7	ENN Energy Holdings Ltd.		21
105	Guangdong Investment Ltd.		54
22	Henderson Land Development Co., Ltd.		156
523	Huabao International Holdings Ltd.		812
67	International Mining Machinery		63
155	Lilang China Co., Ltd.		259
352	Ontime Department Store		484
368	Oriental Watch Holdings		175
450	Rexlot Holdings Ltd.		43
140	Skyworth Digital Holdings Ltd.		97
57	Want Want China Holdings Ltd.		53
11	Wharf Holdings Ltd.		71
221	Xtep International Holdings Ltd.		185
30	Zhongsheng Group Holdings ●		72
			3,445
	India - 1.1%
3	Aban Offshore Ltd.		61
10	Bajaj Hindusthan Ltd.		28
10	Bank of India		114
7	Corp. Bank		110
26	Indian Overseas Bank		76
33	Karnataka Bank Ltd.		136
6	Reliance Industries Ltd.		128
7	Reliance Industries Ltd. GDR ■		328
2	State Bank of India		112
30	UCO Bank		76
13	Union Bank of India		112
			1,281
	Indonesia - 0.3%
300	Bumi Resources Tbk PT		72
3	P.T. Telekomunikasi Indonesia ADR		142
162	PT XL Axiata Tbk ●		98
			312
	Ireland - 0.3%
2	CRH plc		32
54	Elan Corp. plc ADR ●		309
–	Ryanair Holdings plc ADR ●		5
			346
	Israel - 0.8%
2	Check Point Software Technologies Ltd. ADR ●		80
14	Teva Pharmaceutical Industries Ltd. ADR	.	715
			795
	Italy - 0.8%
25	Credito Emiliano S.p.A.		170
24	Enel S.p.A.		128
6	Eni S.p.A. ADR		272
13	Snam Rete Gas S.p.A.		66
96	Telecom Italia S.p.A.		108
			744
	Japan - 4.1%
13	Asahi Kasei Corp.		73
1	Astellas Pharma, Inc.		53
13	Daiichi Sankyo Co., Ltd.		268
1	Disco Corp.		29
12	Eisai Co., Ltd.		436
–	Fanuc Ltd.		51
–	Inpex Corp.		348
7	Komatsu Ltd.		164
138	Mitsubishi UFJ Financial Group, Inc.		640
17	Mitsui & Co., Ltd.		255
39	Nippon Steel Corp.		133
–	Osaka Securities Exchange Co., Ltd.		266
7	Shin-Etsu Chemical Co., Ltd.		321
14	Shionogi & Co., Ltd.		259
35	Showa Denko K.K.		67
–	SMC Corp.		37
18	Tokyo Gas Co., Ltd.		84
14	Toyota Motor Corp.		495
4	Yusen Logistics Co. Ltd.		59
			4,038
	Jersey - 0.2%
2	Randgold Resources Ltd. ADR		213

	Liechtenstein - 0.1%
1	Verwalt & Privat-Bank AG		99

	Luxembourg - 0.5%
4	Millicom International Cellular S.A.		409
2	SES Global S.A.		37
			446
	Malaysia - 0.1%
167	AirAsia Berhad ●		122

	Mexico - 0.8%
9	America Movil S.A. de C.V. ADR		491
2	Coca Cola Femsa S.A.B-SP ADR		174
9	Grupo Modelo S.A.B.		52
			717
	Netherlands - 0.8%
3	Elsevier N.V.		44

2

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Netherlands - 0.8% - (continued)
1	European Aeronautic Defence and Space Co. N.V.	$18
17	ING Groep N.V.	176
10	ING Groep N.V. ADR	103
3	Koninklijke (Royal) KPN N.V.	50
7	SBM Offshore N.V.	137
10	Unilever N.V. CVA	289
1	Wolters Kluwer N.V.	27
		844
	Norway - 0.5%
22	DNB Nor ASA	296
59	Sevan Marine ASA ●	61
9	Telenor ASA	141
		498
	Philippines - 0.2%
69	Metropolitan Bank and Trust	109
66	Security Bank Corp.	123
		232
	Russia - 0.6%
6	Mobile Telesystems OJSC ADR	134
17	OAO Gazprom Class S ADR	352
17	OAO Rosneft Oil Co. §	116
		602
	Singapore - 0.9%
114	Capitacommercial Trust	128
70	China Minzhong Food Corp., Ltd. ●	73
34	Ezra Holdings Ltd.	45
7	Ezra Holdings Ltd. Rights	3
226	FJ Benjamin Holdings Ltd.	76
21	Olam International Ltd.	52
69	Oversea-Chinese Banking Corp., Ltd.	465
		842
	South Africa - 0.5%
25	MTN Group Ltd.	458

	South Korea - 0.5%
1	Korea Gas Corp.	27
4	KT Corp. ADR	78
–	LG Household & Health Care Ltd.	94
–	Samsung Electronics Co., Ltd.	193
3	SK Telecom Co., Ltd. ADR	54
		446
	Spain - 0.9%
2	Abertis Infraestructuras S.A.	45
4	Almirall S.A.	44
6	Red Electrica Corporacion S.A.	289
6	Repsol YPF S.A.	145
11	Telefonica S.A.	270
3	Telefonica S.A. ADR	238
		1,031
	Sweden - 0.4%
8	Hennes & Mauritz Ab	279
2	Swedish Match Ab	53
17	Telia Ab	140
		472
	Switzerland - 2.4%
1	Bank Sarasin & Cie AG	26
–	Banque Cantonale Vaudoise	246
12	Julius Baer Group Ltd.	454
1	Kuehne & Nagel International AG	128
1	Roche Holding AG	195
8	Swiss Re (with rights)	361
–	Syngenta AG	46
39	UBS AG	661
		2,117
	Taiwan - 0.7%
49	Acer, Inc.	124
29	Delta Electronics, Inc.	120
3	High Technology Computer Corp.	73
36	Hon Hai Precision Industry Co., Ltd. ●	134
4	Hon Hai Precision Industry Co., Ltd. GDR ●§	29
8	MediaTek, Inc.	117
11	RichTek Technology Corp. ●	84
39	Synnex Technology International Corp.	90
8	Tripod Technology Corp.	31
14	WPG Holdings Co., Ltd. ●	28
		830
	Thailand - 0.8%
142	Bangkok Bank plc	756

	Turkey - 0.2%
5	Turkcell Iletisim Hizmetleri A.S. ADR	79
23	Turkiye Garanti Bankasi A.S.	132
		211
	United Kingdom - 8.6%
76	Aberdeen Asset Management plc	193
8	African Barrick Gold Ltd. ●	76
5	AstraZeneca plc	238
5	AstraZeneca plc ADR	241
6	BAE Systems plc	32
57	Barclays Bank plc	267
75	Barratt Developments plc	117
43	BG Group plc	755
11	BHP Billiton plc	349
24	BlueBay Asset Management plc	133
68	BP plc	464
8	BP plc ADR	332
15	British American Tobacco plc	572
4	Croda International plc	85
36	HSBC Holdings plc	366
18	Imperial Tobacco Group plc	545
7	International Power plc	43
20	Land Securities Group plc	202
49	Man Group plc	169
12	Marks & Spencer Group plc	71
12	National Grid plc	106
3	Pearson plc	42
10	Persimmon plc	65
52	Prudential plc	520
25	PureCircle Ltd. ●	59
1	Reed Elsevier Capital, Inc.	12
25	Rexam plc	123
8	Rio Tinto plc	453
17	Rolls-Royce Group plc	162
4	Severn Trent plc	89

3

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	United Kingdom - 8.6% - (continued)
29	Standard Chartered plc	$845
101	Vodafone Group plc	249
2	WPP plc	19
18	Xstrata plc	337
		8,331
	United States - 47.4%
8	Accenture plc	359
7	ACE Ltd.	389
2	Activision Blizzard, Inc.	23
1	ADTRAN, Inc.	35
5	Advance Automotive Parts, Inc.	266
4	Aetna, Inc.	132
2	Air Products and Chemicals, Inc.	140
2	Akamai Technologies, Inc. ●	89
3	Alliance Data Systems Corp. ●	192
1	Allscripts Healthcare Solutions, Inc. ●	18
10	Allstate Corp.	319
7	Altria Group, Inc.	176
2	Amazon.com, Inc. ●	323
–	American Tower Corp. Class A ●	14
13	Ameriprise Financial, Inc.	628
2	Amerisource Bergen Corp.	54
1	AMETEK, Inc.	61
2	Amgen, Inc. ●	124
9	Amylin Pharmaceuticals, Inc. ●	185
6	Anadarko Petroleum Corp.	348
4	Analog Devices, Inc.	113
6	Apple, Inc. ●	1,807
5	Applied Materials, Inc.	57
3	Applied Micro Circuits Corp. ●	30
9	Automatic Data Processing, Inc.	384
59	Bank of America Corp.	770
2	Baxter International, Inc.	115
6	BB&T Corp.	147
–	BE Aerospace, Inc. ●	9
1	Beckman Coulter, Inc.	67
4	BMC Software, Inc. ●	148
4	Boeing Co.	283
10	Boston Scientific Corp. ●	61
9	Broadcom Corp. Class A	324
5	Cabot Oil & Gas Corp.	145
2	Cardinal Health, Inc.	80
2	CareFusion Corp. ●	53
1	Carlisle Cos., Inc.	23
2	Caterpillar, Inc.	139
1	Cavium Networks, Inc. ●	26
9	CBS Corp. Class B	147
1	Celanese Corp.	31
3	Celgene Corp. ●	164
5	Cental Euro Distribution Corp. ●	117
4	CenterPoint Energy, Inc.	65
3	Cephalon, Inc. ●	168
4	CF Industries Holdings, Inc.	412
1	Charm Communications, Inc. ●	9
3	Chesapeake Energy Corp.	63
4	Chevron Corp.	293
3	CIGNA Corp.	95
2	Citizens & Northern Corp.	22
53	Citizens Republic Bancorp, Inc. ●	48
2	Cliff's Natural Resources, Inc.	137
22	Cobalt International Energy ●	208
16	Comcast Corp. Class A	291
1	Compass Minerals Group, Inc.	44
11	Consol Energy, Inc.	400
4	Cooper Industries plc Class A	180
8	Corning, Inc.	153
5	Covenant Transport ●	35
14	Covidien plc	551
3	Crown Castle International Corp. ●	133
12	CVS/Caremark Corp.	378
5	Danaher Corp.	195
7	Delta Air Lines, Inc. ●	79
1	Devon Energy Corp.	75
2	DirecTV Class A ●	67
1	Discovery Communications, Inc. ●	26
1	Dover Corp.	39
5	Dow Chemical Co.	130
1	DreamWorks Animation SKG, Inc. ●	39
1	Eastman Chemical Co.	60
15	eBay, Inc. ●	362
2	El Paso Corp.	24
13	Eli Lilly & Co.	491
4	Emerson Electric Co.	184
1	Energizer Holdings, Inc. ●	62
2	EOG Resources, Inc.	179
2	EQT Corp.	66
4	Equinix, Inc. ●	384
7	Euronet Worldwide, Inc. ●	119
1	Exlservice Holdings, Inc. ●	29
2	Expeditors International of Washington, Inc.	74
15	Exxon Mobil Corp.	955
3	FedEx Corp.	246
4	FMC Corp.	276
6	Forest City Enterprises, Inc. Class A ●	78
12	Forest Laboratories, Inc. ●	366
1	Freeport-McMoRan Copper & Gold, Inc.	98
25	Frontier Communications Corp.	203
26	Gap, Inc.	488
1	Genco Shipping & Trading Ltd. ●	21
2	General Dynamics Corp.	135
30	General Electric Co.	482
10	General Mills, Inc.	355
1	Genesee & Wyoming, Inc. Class A ●	51
2	Genpact Ltd. ●	36
–	Genzyme Corp. ●	12
4	Gilead Sciences, Inc. ●	142
2	Goldman Sachs Group, Inc.	262
1	Google, Inc. ●	376
6	Green Plains Renewable Energy ●	75
1	Herbalife Ltd.	55
2	Hess Corp.	93
2	Hisoft Technology International Ltd. ●	42
9	Home Depot, Inc.	290
3	Home Inns & Hotels Management, Inc. ●	137
3	Honeywell International, Inc.	136
4	Hudson Pacific Properties, Inc. ●	59

4

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	United States - 47.4% - (continued)
2	Huron Consulting Group, Inc. ●	$51
3	IBM Corp.	434
2	IDEX Corp.	68
5	Illinois Tool Works, Inc.	229
2	Informatica Corp. ●	73
7	Ingersoll-Rand plc	266
8	Invesco Ltd.	163
1	Ironwood Pharmaceuticals, Inc. ●	9
1	ITC Holdings Corp.	76
8	J.B. Hunt Transport Services, Inc.	287
10	JDS Uniphase Corp. ●	125
8	Juniper Networks, Inc. ●	244
3	Kansas City Southern ●	127
4	King Pharmaceuticals, Inc. ●	36
2	Kohl's Corp. ●	112
22	Kraft Foods, Inc.	693
22	Leap Wireless International, Inc. ●	267
9	Lender Processing Services	311
1	Liberty Global, Inc. ●	34
2	Life Technologies Corp. ●	92
1	Lockheed Martin Corp.	55
2	Lorillard, Inc.	124
15	Lowe's Co., Inc.	325
6	Marsh & McLennan Cos., Inc.	140
–	Martin Marietta Materials, Inc.	30
14	Maxim Integrated Products, Inc.	253
4	McKesson Corp.	238
4	Medicines Co. ●	61
11	Medtronic, Inc.	362
18	Merck & Co., Inc.	674
3	MetLife, Inc.	119
2	MetroPCS Communications, Inc. ●	26
10	Microsoft Corp.	236
–	Monsanto Co.	23
2	Moog, Inc. Class A ●	75
13	Mosaic Co.	777
5	Mylan, Inc. ●	93
3	N.V. Energy, Inc.	41
–	National Cinemedia, Inc.	6
3	National Oilwell Varco, Inc.	121
1	NetApp, Inc. ●	58
1	New Oriental Education & Technology Group,
	Inc. ADR ●	102
13	News Corp. Class A	175
12	NextEra Energy, Inc.	670
4	NII Holdings, Inc. Class B ●	164
2	Noble Energy, Inc.	154
10	Northeast Utilities	303
3	Northrop Grumman Corp.	177
2	Occidental Petroleum Corp.	118
11	Omega Protein Corp. ●	66
1	Omnicom Group, Inc.	33
1	Onyx Pharmaceuticals, Inc. ●	32
41	Oracle Corp.	1,101
6	Owens-Illinois, Inc. ●	172
1	PAREXEL International Corp. ●	34
1	Parker-Hannifin Corp.	70
3	Peabody Energy Corp.	153
3	Penn National Gaming, Inc. ●		88
5	Pentair, Inc.		170
15	PepsiCo, Inc.		1,000
53	Pfizer, Inc.		903
5	PG&E Corp.		209
14	Philip Morris International, Inc.		806
1	Pinnacle West Capital Corp.		55
2	PNC Financial Services Group, Inc.		81
11	PPL Corp.		293
2	Praxair, Inc.		157
–	Precision Castparts Corp.		35
1	Priceline.com, Inc. ●		241
4	Principal Financial Group, Inc.		101
12	Progressive Corp.		255
4	QEP Resources, Inc. ●		116
24	Qualcomm, Inc.		1,099
9	Qwest Communications International, Inc.	.	56
1	Range Resources Corp.		49
1	Raytheon Co.		56
5	Red Hat, Inc. ●		210
3	Regeneron Pharmaceuticals, Inc. ●		84
15	RF Micro Devices, Inc. ●		91
1	Rigel Pharmaceuticals, Inc. ●		9
1	Rock Tenn Co. Class A		47
5	RTI International Metals, Inc. ●		142
–	Salesforce.com, Inc. ●		45
2	Salix Pharmaceuticals Ltd. ●		64
13	Sapient Corp.		160
–	SBA Communications Corp. ●		17
3	Schlumberger Ltd.		192
1	Sempra Energy		68
3	Sherwin-Williams Co.		188
3	Skyworks Solutions, Inc. ●		64
18	Smithfield Foods, Inc. ●		309
6	Solutia, Inc. ●		104
4	Southwestern Energy Co. ●		119
5	St. Jude Medical, Inc. ●		206
1	Stanley Black & Decker, Inc.		45
18	Staples, Inc.		370
9	Steel Dynamics, Inc.		133
1	Sterling Bancorp NY		12
–	Strayer Education, Inc.		28
4	Target Corp.		231
5	Teradata Corp. ●		193
4	Thermo Fisher Scientific, Inc. ●		206
2	Time Warner Cable, Inc.		114
2	Time Warner, Inc.		59
1	Triumph Group, Inc.		45
7	TW Telecom, Inc. ●		125
6	UAL Corp. ●		153
1	UGI Corp.		24
3	Ultra Petroleum Corp. ●		108
3	United Parcel Service, Inc. Class B		227
5	United Technologies Corp.		358
23	UnitedHealth Group, Inc.		821
17	Unum Group		381
4	Vanceinfo Technologies ADR ●		133
8	VeriSign, Inc. ●		255

5

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	United States - 47.4% - (continued)
1	Vertex Pharmaceuticals, Inc. ●	$43
1	Viacom, Inc. Class B	23
6	VimpelCom Ltd ADR ●	82
1	Virgin Media, Inc.	22
2	Visa, Inc.	174
–	VMware, Inc. ●	34
11	Walt Disney Co.	361
2	Warner Chilcott plc ●	47
1	Watson Pharmaceuticals, Inc. ●	25
1	Wellcare Health Plans, Inc. ●	32
1	Wellpoint, Inc. ●	44
38	Wells Fargo & Co.	954
2	WESCO International, Inc. ●	61
36	Western Union Co.	636
1	Whiting Petroleum Corp. ●	49
4	Xcel Energy, Inc.	83
		46,591
	Total common stocks
	(cost $85,293)	$96,366

PREFERRED STOCKS - 0.3%
	Brazil - 0.3%
13	Banco Itau Holding	$302

	Total preferred stocks
	(cost $135)	$302

WARRANTS - 0.0%
	France - 0.0%
3	Latecoere	$7

	United States - 0.0%
6	Washington Mutual, Inc. Private Placement ⌂●†	–

	Total warrants
	(cost $–)	$7

EXCHANGE TRADED FUNDS - 0.2%

	United States - 0.2%
2	Industrial Select Sector SPDR Fund	$50
1	iShares MSCI EAFE Index Fund	72
1	iShares S&P North American Technology
	Sector Index Fund	71

	Total exchange traded funds
	(cost $190)	$193

	Total long-term investments
	(cost $85,618)	$96,868

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $181,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038 -
	2040, value of $184)
$181	0.30%, 09/30/2010		$181
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $31,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $32)
31	0.25%, 09/30/2010		31
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $567,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $579)
567	0.28%, 09/30/2010		567
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$ 1, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $1)
1	0.22%, 09/30/2010		1
			780
	Total short-term investments
	(cost $780)		$780

	Total investments
	(cost $86,398) ▲	99.6%	$97,648
	Other assets and liabilities	0.4%	434
	Total net assets	100.0%	$98,082

6

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents  51.2% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology  approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the  New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $90,120 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,513
Unrealized Depreciation	(5,985)
Net Unrealized Appreciation	$7,528

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at September 30, 2010, was $–, which represents –% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2010, was $593, which represents 0.60% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2010, these securities amounted to $145 or 0.15% of total net assets.

⌂
 The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2008	6	Washington Mutual, Inc. Private Placement Warrants	$–

The aggregate value of these securities at September 30, 2010 was $– which represents –% of total net assets.

Futures Contracts Outstanding at September 30, 2010

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Mini	1	Long	12/17/2010	$57	$57	$–

*	The number of contracts does not omit 000's.

Cash of $9 was pledged as initial margin deposit for open futures contracts at September 30, 2010.

7

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2010
Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	State Street Global Markets LLC	Sell	$7	$7	10/06/2010	$–
Australian Dollar	UBS AG	Buy	49	49	10/01/2010	–
British Pound	HSBC Securities	Sell	35	35	10/01/2010	–
British Pound	RBS Securities	Sell	16	16	10/05/2010	–
British Pound	RBS Securities	Buy	70	70	10/05/2010	–
Canadian Dollar	Deutsche Bank Securities	Sell	2	2	10/01/2010	–
Canadian Dollar	Deutsche Bank Securities	Buy	12	12	10/05/2010	–
Canadian Dollar	State Street Global Markets LLC	Sell	19	19	10/04/2010	–
Danish Krone	BNP Paribas Securities	Sell	16	16	10/01/2010	–
Danish Krone	State Street Global Markets LLC	Sell	12	12	10/05/2010	–
Euro	UBS AG	Buy	82	82	10/01/2010	–
Euro	UBS AG	Buy	97	97	10/04/2010	–
Euro	Westpac International	Buy	23	23	10/01/2010	–
Euro	Westpac International	Buy	97	97	10/05/2010	–
Euro	Westpac International	Sell	23	23	10/01/2010	–
Euro	Westpac International	Sell	20	20	10/04/2010	–
Euro	Westpac International	Sell	137	137	10/05/2010	–
Hong Kong Dollar	CS First Boston	Sell	19	19	10/04/2010	–
Hong Kong Dollar	CS First Boston	Sell	107	107	10/05/2010	–
Japanese Yen	Brown Brothers Harriman	Sell	616	573	02/04/2011	(43)
Japanese Yen	Deutsche Bank Securities	Sell	259	259	10/05/2010	–
Japanese Yen	Goldman Sachs	Buy	225	209	02/04/2011	16
Japanese Yen	Goldman Sachs	Sell	8	7	02/04/2011	(1)
Japanese Yen	Morgan Stanley	Sell	375	348	02/04/2011	(27)
Japanese Yen	Standard Chartered Bank	Sell	96	88	02/04/2011	(8)
Mexican New Peso	Deutsche Bank Securities	Buy	25	25	10/04/2010	–
Norwegian Krone	BNP Paribas Securities	Sell	53	53	10/05/2010	–
Singapore Dollar	Deutsche Bank Securities	Buy	6	6	10/06/2010	–
Swedish Krona	BNP Paribas Securities	Sell	151	151	10/05/2010	–
Swiss Franc	Brown Brothers Harriman	Sell	23	23	10/04/2010	–
						$(63)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of September 30, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer
Discretionary)	2.4%
Banks (Financials)	11.2
Capital Goods (Industrials)	5.4
Commercial & Professional Services (Industrials)	0.1
Consumer Durables & Apparel (Consumer
Discretionary)	1.4
Consumer Services (Consumer Discretionary)	0.5
Diversified Financials (Financials)	4.4
Energy (Energy)	10.3
Food & Staples Retailing (Consumer Staples)	0.9
Food, Beverage & Tobacco (Consumer Staples)	7.0
Health Care Equipment & Services (Health Care)	2.9
Household & Personal Products (Consumer Staples)	0.4
Insurance (Financials)	3.0
Materials (Materials)	9.6
Media (Consumer Discretionary)	1.8
Other Investment Pools and Funds (Financials)	0.2
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	7.3
Real Estate (Financials)	0.9
Retailing (Consumer Discretionary)	4.8
Semiconductors & Semiconductor Equipment
(Information Technology)	1.5
Software & Services (Information Technology)	7.2
Technology Hardware & Equipment (Information
Technology)	4.8
Telecommunication Services (Services)	4.6
Transportation (Industrials)	2.1
Utilities (Utilities)	4.1
Short-Term Investments	0.8
Other Assets and Liabilities	0.4
Total	100.0%

9

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Australia	$1,234	$189	$1,045	$–
Austria	229	–	229	–
Belgium	423	50	373	–
Brazil	2,939	2,939	–	–
Canada	5,206	5,206	–	–
China	1,799	1,248	551	–
Denmark	730	113	617	–
Finland	259	128	131	–
France	4,882	271	4,611	–
Germany	1,846	179	1,667	–
Hong Kong	3,445	–	3,445	–
India	1,281	328	953	–
Indonesia	312	240	72	–
Ireland	346	314	32	–
Israel	795	795	–	–
Italy	744	272	472	–
Japan	4,038	–	4,038	–
Jersey	213	213	–	–
Liechtenstein	99	–	99	–
Luxembourg	446	409	37	–
Malaysia	122	–	122	–
Mexico	717	717	–	–
Netherlands	844	103	741	–
Norway	498	–	498	–
Philippines	232	–	232	–
Russia	602	602	–	–
Singapore	842	3	839	–
South Africa	458	–	458	–
South Korea	446	132	314	–
Spain	1,031	238	793	–
Sweden	472	–	472	–
Switzerland	2,117	26	2,091	–
Taiwan	830	29	801	–
Thailand	756	–	756	–
Turkey	211	79	132	–
United Kingdom	8,331	632	7,699	–
United States	46,591	46,591	–	–
Total	96,366	62,046	34,320	–
Exchange Traded Funds	193	193	–	–
Preferred Stocks	302	302	–	–
Warrants	7	7	–	–
Short-Term Investments	780	–	780	–
Total	$97,648	$62,548	$35,100	$–
Foreign Currency Contracts*	16	–	16	–
Total	$16	$–	$16	$–
Liabilities:
Foreign Currency Contracts*	79	–	79	–
Futures*	–	–	–	–
Total	$79	$–	$79	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

10

Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of September 30, 2010
Assets:
Common Stock	$6	$(391)	$335	$—	$9	$(129)	$170	$—	$—
Warrants	—	—	—	—	—	—	—	—	—
Total	$6	$(391)	$335	$—	$9	$(129)	$170	$—	$—

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

11

Hartford Growth HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Market Value ╪
COMMON STOCKS - 98.7%
	Automobiles & Components - 4.8%
451	Ford Motor Co. ●	$5,515
219	Harley-Davidson, Inc.	6,219
214	Johnson Controls, Inc.	6,521
		18,255
	Banks - 3.1%
183	Itau Unibanco Banco Multiplo S.A. ADR	4,419
299	Wells Fargo & Co.	7,516
		11,935
	Capital Goods - 14.7%
76	3M Co.	6,584
88	Boeing Co.	5,829
52	Caterpillar, Inc.	4,100
60	Cummins, Inc.	5,395
49	Eaton Corp.	4,051
22	Honeywell International, Inc.	966
105	Illinois Tool Works, Inc.	4,939
152	Ingersoll-Rand plc	5,415
33	Joy Global, Inc.	2,345
196	Masco Corp.	2,158
172	PACCAR, Inc.	8,302
24	Precision Castparts Corp.	3,014
27	Siemens AG ADR	2,893
		55,991
	Consumer Durables & Apparel - 2.4%
104	Coach, Inc.	4,479
52	Polo Ralph Lauren Corp.	4,645
		9,124
	Consumer Services - 2.4%
208	International Game Technology	2,999
331	MGM Resorts International ●	3,729
105	Starbucks Corp.	2,693
		9,421
	Diversified Financials - 4.4%
126	Ameriprise Financial, Inc.	5,974
60	Goldman Sachs Group, Inc.	8,672
132	UBS AG	2,247
		16,893
	Energy - 4.5%
88	Consol Energy, Inc.	3,260
41	EOG Resources, Inc.	3,818
70	National Oilwell Varco, Inc.	3,123
116	Schlumberger Ltd.	7,117
		17,318
	Health Care Equipment & Services - 0.9%
84	Covidien plc	3,356

	Insurance - 3.2%
457	Lincoln National Corp.	10,939
69	Progressive Corp.	1,440
		12,379
	Materials - 3.0%
35	Barrick Gold Corp.	1,605
48	BHP Billiton Ltd. ADR	3,672
42	Freeport-McMoRan Copper & Gold, Inc.	3,566
45	Mosaic Co.	2,655
		11,498
	Media - 1.3%
371	News Corp. Class A	4,839

	Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
65	Celgene Corp. ●	3,755
52	Teva Pharmaceutical Industries Ltd. ADR	2,763
		6,518
	Retailing - 5.3%
90	Kohl's Corp. ●	4,729
239	Lowe's Co., Inc.	5,332
18	Priceline.com, Inc. ●	6,430
190	Staples, Inc.	3,967
		20,458
	Semiconductors & Semiconductor Equipment - 7.6%
326	Altera Corp.	9,846
178	Analog Devices, Inc.	5,570
141	Broadcom Corp. Class A	4,992
177	Intel Corp.	3,399
200	Texas Instruments, Inc.	5,415
		29,222
	Software & Services - 19.8%
73	Accenture plc	3,082
75	Adobe Systems, Inc. ●	1,954
155	BMC Software, Inc. ●	6,281
65	Citrix Systems, Inc. ●	4,418
70	Cognizant Technology Solutions Corp. ●	4,535
340	eBay, Inc. ●	8,300
20	Google, Inc. ●	10,710
551	Microsoft Corp.	13,490
500	Oracle Corp.	13,430
79	Rovi Corp. ●	3,998
88	VeriSign, Inc. ●	2,808
167	Western Union Co.	2,946
		75,952
	Technology Hardware & Equipment - 18.7%
69	Apple, Inc. ●	19,497
711	Cisco Systems, Inc. ●	15,562
18	Dolby Laboratories, Inc. Class A ●	1,011
504	EMC Corp. ●	10,239
216	Juniper Networks, Inc. ●	6,554
241	NetApp, Inc. ●	11,999
146	Qualcomm, Inc.	6,587
		71,449
	Transportation - 0.9%
17	C.H. Robinson Worldwide, Inc.	1,162
27	FedEx Corp.	2,268
		3,430
	Total common stocks
	(cost $335,733)	$378,038

	Total long-term investments
	(cost $335,733)	$378,038

SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $1,108,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038 -
	2040, value of $1,130)
$1,108	0.30%, 09/30/2010	$1,108

1

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
SHORT-TERM INVESTMENTS - 1.2% - (continued)
	Repurchase Agreements - 1.2% - (continued)
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $191,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $195)
$191	0.25%, 09/30/2010		$191
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $3,477,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $3,547)
3,477	0.28%, 09/30/2010		3,477
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$5, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $5)
5	0.22%, 09/30/2010		5
			4,781
	Total short-term investments
	(cost $4,781)		$4,781

	Total investments
	(cost $340,514) ▲	99.9%	$382,819
	Other assets and liabilities	0.1%	451
	Total net assets	100.0%	$383,270

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreignsecurities represents 4.6% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $346,496 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$53,092
Unrealized Depreciation	(16,769)
Net Unrealized Appreciation	$36,323

●            Currently non-income producing.

2

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2010

Description	Counterparty	Buy / Sell	Market Value‡	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Swiss Franc	BNP Paribas Securities	Sell	$ 27	$ 27	10/01/2010	$ –
$ –

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$378,038	$375,791	$2,247	$–
Short-Term Investments	4,781	–	4,781	–
Total	$382,819	$375,791	$7,028	$–
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

Hartford High Yield HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 0.0%
	Finance and Insurance - 0.0%
	Soundview NIM Trust
$2,490	0.00%, 12/25/2036 ⌂●	$–

	Total asset & commercial mortgage backed securities
	(cost $2,479)	$–

CORPORATE BONDS: INVESTMENT GRADE - 0.9%
	Computer and Electronic Product Manufacturing - 0.5%
	Seagate Technology International
$3,665	10.00%, 05/01/2014 ■	$4,325

	Information - 0.4%
	Qwest Corp.
2,938	7.25%, 10/15/2035	2,908

	Total corporate bonds: investment grade
	(cost $6,245)	$7,233

CORPORATE BONDS: NON-INVESTMENT GRADE - 91.1%
	Accommodation and Food Services - 4.6%
	Harrah's Operating Co., Inc.
$2,100	10.75%, 02/01/2016	$1,690
1,690	11.25%, 06/01/2017	1,851
	Marina District Finance Co., Inc.
2,200	9.50%, 10/15/2015 ■	2,134
	MGM Mirage, Inc.
11,678	11.13%, 11/15/2017	13,298
	MGM Resorts International
14,585	11.38%, 03/01/2018	13,892
	Wynn Las Vegas LLC
2,890	7.75%, 08/15/2020 ■	3,049
		35,914
	Administrative Waste Management and Remediation – 0.8%
	Bankrate, Inc.
1,736	11.75%, 07/15/2015 ■	1,858
	EnergySolutions, Inc.
2,155	10.75%, 08/15/2018 ■	2,322
	West Corp.
2,100	9.50%, 10/15/2014	2,197
		6,377
	Agriculture, Forestry, Fishing and Hunting - 1.0%
	American Seafood Group LLC
3,485	10.75%, 05/15/2016 ■	3,555
1,855	15.00%, 05/15/2017 ■	1,567
	Weyerhaeuser Co.
2,879	7.38%, 03/15/2032	2,932
		8,054
	Air Transportation - 0.6%
	Continental Airlines, Inc.
2,964	7.37%, 12/15/2015	2,890
	United Air Lines, Inc.
1,620	9.88%, 08/01/2013 ■	1,758
		4,648
	Apparel Manufacturing - 0.6%
	Quiksilver, Inc.
4,680	6.88%, 04/15/2015	4,434

	Arts, Entertainment and Recreation - 8.2%
	Cenveo, Inc.
1,988	10.50%, 08/15/2016 ■	2,033
	Clear Channel Worldwide Holdings, Inc.
2,743	9.25%, 12/15/2017	2,928
	Downstream Development Authority
2,200	12.00%, 10/15/2015 ■	2,104
	Equinix, Inc.
2,695	8.13%, 03/01/2018	2,877
	FireKeepers Development Authority
7,297	13.88%, 05/01/2015 ■	8,501
	First Data Corp.
9,765	10.55%, 09/24/2015	7,894
	Knight Ridder, Inc.
7,819	5.75%, 09/01/2017	5,239
6,180	6.88%, 03/15/2029	3,522
	Marquee Holdings, Inc.
4,848	9.51%, 08/15/2014	3,975
	McClatchy Co.
3,305	11.50%, 02/15/2017	3,516
	Regal Entertainment Group
1,720	9.13%, 08/15/2018	1,804
	Sinclair Broadcasting Group, Inc.
3,009	6.00%, 09/15/2012 ۞	2,956
	TL Acquisitions, Inc.
3,852	13.25%, 07/15/2015 ■	3,823
	UPC Germany GMBH
2,790	8.13%, 12/01/2017 ■	2,902
	Virgin Media Finance plc
2,855	9.50%, 08/15/2016	3,226
	XM Satellite Radio, Inc.
5,667	13.00%, 08/01/2013 ■	6,517
		63,817
	Chemical Manufacturing - 2.3%
	Eastman Kodak Co.
2,805	9.75%, 03/01/2018 ■	2,721
	Ferro Corp.
4,405	7.88%, 08/15/2018	4,570
	Ineos Group Holdings plc
2,920	8.50%, 02/15/2016 ■	2,471
	Lyondell Chemical Co.
6,525	11.00%, 05/01/2018	7,218
	Vertellus Specialties, Inc.
630	9.38%, 10/01/2015 ■	654
		17,634
	Computer and Electronic Product Manufacturing - 2.4%
	Advanced Micro Devices, Inc.
2,781	8.13%, 12/15/2017	2,934
	Esterline Technologies Corp.
520	7.00%, 08/01/2020 ■	538
	Magnachip Semiconductor
2,715	10.50%, 04/15/2018 ■	2,871

1

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 91.1% - (continued)
	Computer and Electronic Product Manufacturing - 2.4% - (continued)
	Nextel Communications, Inc.
$1,425	6.88%, 10/31/2013	$1,434
2,225	7.38%, 08/01/2015	2,236
	Sorenson Communications
3,636	10.50%, 02/01/2015 ■	2,127
	Stratus Technologies, Inc.
2,401	12.00%, 03/29/2015 ⌂	2,044
	Triumph Group, Inc.
2,095	8.63%, 07/15/2018	2,252
	Viasystems, Inc.
2,066	12.00%, 01/15/2015 ■	2,255
		18,691
	Construction - 1.0%
	D.R. Horton, Inc.
2,185	6.50%, 04/15/2016	2,218
	KB Home & Broad Home Corp.
2,425	6.25%, 06/15/2015	2,316
	Pulte Homes, Inc.
3,214	7.88%, 06/15/2032	2,896
		7,430
	Educational Services - 0.3%
	Laureate Education, Inc.
2,485	10.00%, 08/15/2015 ■	2,535

	Fabricated Metal Product Manufacturing - 1.0%
	BWAY Holding Co.
2,015	10.00%, 06/15/2018 ■	2,181
	Crown Americas, Inc.
2,735	7.63%, 05/15/2017	2,954
	Hillman Group, Inc.
2,465	10.88%, 06/01/2018 ■	2,601
		7,736
	Finance and Insurance - 13.4%
	Ally Financial, Inc.
4,080	7.50%, 09/15/2020 ■	4,345
	American General Finance Corp.
26,758	6.90%, 12/15/2017 ‡	22,343
	Bank of America Capital II
2,170	8.00%, 12/15/2026	2,235
	CB Richard Ellis Service
2,535	11.63%, 06/15/2017	2,934
	CIT Group, Inc.
28,123	7.00%, 05/01/2017	27,525
	Ford Motor Credit Co.
8,146	12.00%, 05/15/2015	10,260
	GMAC LLC
4,362	7.00%, 02/01/2012	4,509
8,854	8.00%, 11/01/2031	9,496
	Host Hotels & Resorts L.P.
3,005	9.00%, 05/15/2017	3,355
	Hub International Holdings, Inc.
2,798	9.00%, 12/15/2014 ■	2,763
	Icahn Enterprises L.P.
3,700	7.75%, 01/15/2016	3,718
	Liberty Mutual Group, Inc.
3,650	10.75%, 06/15/2058 ■	4,307
	Pinafore LLC
1,575	9.00%, 10/01/2018 ■	1,654
	Provident Funding Associates
3,475	10.25%, 04/15/2017 ■	3,579
	Vantage Drilling Co.
1,015	11.50%, 08/01/2015 ■	1,066
		104,089
	Food Manufacturing - 1.4%
	Dole Food Co., Inc.
4,311	13.88%, 03/15/2014	5,260
	Smithfield Foods, Inc.
4,522	10.00%, 07/15/2014 ■	5,200
		10,460
	Food Services - 0.4%
	Landry's Restaurants, Inc.
2,700	11.63%, 12/01/2015	2,848

	Health Care and Social Assistance - 6.9%
	Alere, Inc.
2,714	9.00%, 05/15/2016	2,796
	Biomet, Inc.
3,860	10.38%, 10/15/2017	4,285
	HCA, Inc.
9,075	7.50%, 11/15/2095	7,169
1,386	8.36%, 04/15/2024	1,358
2,621	8.50%, 04/15/2019	2,922
8,395	9.25%, 11/15/2016	9,088
	HealthSouth Corp.
2,615	10.75%, 06/15/2016	2,867
	IASIS Healthcare Capital Corp.
3,555	8.75%, 06/15/2014	3,635
	LifePoint Hospitals, Inc.
649	6.63%, 10/01/2020 ■	662
	NBTY, Inc.
635	9.00%, 10/01/2018 ■☼	667
	Rite Aid Corp.
4,132	7.70%, 02/15/2027	2,355
3,435	10.25%, 10/15/2019	3,577
	Select Medical Corp.
4,654	7.63%, 02/01/2015	4,543
	Valeant Pharmaceuticals International
368	6.75%, 10/01/2017 ■	375
2,297	7.00%, 10/01/2020 ■	2,349
2,282	7.63%, 03/15/2020 ■	2,898
	Warner Chilcott, Inc.
2,005	7.75%, 09/15/2018 ■	2,060
		53,606
	Information - 11.4%
	Charter Communications Holdings II LLC
4,786	13.50%, 11/30/2016	5,683
	Charter Communications Operating LLC
4,798	10.88%, 09/15/2014 ■	5,434
	Citizens Communications Co.
7,620	7.88%, 01/15/2027	7,696
	Clearwire Corp.
2,685	12.00%, 12/01/2015 ■	2,893

2

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 91.1% - (continued)

	Information - 11.4% - (continued)
	CSC Holdings LLC
$2,945	8.50%, 04/15/2014	$3,243
	Evertec, Inc.
2,530	11.00%, 10/01/2018 ■	2,546
	Frontier Communications
2,648	8.25%, 04/15/2017	2,896
	GXS Worldwide, Inc.
2,995	9.75%, 06/15/2015	2,984
	Intelsat Bermuda Ltd.
2,508	11.50%, 02/04/2017	2,681
	Intelsat Intermediate Holdings Ltd.
8,192	9.50%, 02/01/2015	8,479
	Intelsat Jackson Holdings Ltd.
9,048	11.50%, 06/15/2016	9,817
	Level 3 Financing, Inc.
10,551	10.00%, 02/01/2018	9,496
	MetroPCS Wireless, Inc.
2,740	9.25%, 11/01/2014	2,870
	Sprint Capital Corp.
4,992	8.75%, 03/15/2032	5,242
	Trilogy International Partners LLC
2,945	10.25%, 08/15/2016 ■	2,739
	Videotron Ltee
3,254	9.13%, 04/15/2018	3,661
	Wind Acquisition Finance S.A.
3,085	11.75%, 07/15/2017 ■	3,457
2,013	12.00%, 12/01/2015 ■	2,131
	Windstream Corp.
3,885	8.63%, 08/01/2016	4,108
		88,056
	Machinery Manufacturing - 0.6%
	Case New Holland, Inc.
1,970	7.75%, 09/01/2013	2,140
	Goodman Global, Inc.
2,508	13.50%, 02/15/2016	2,759
		4,899
	Mining - 1.3%
	Arch Coal, Inc.
1,250	7.25%, 10/01/2020	1,321
	Consol Energy, Inc.
2,670	8.00%, 04/01/2017 ■	2,890
	International Coal Group, Inc.
2,769	9.13%, 04/01/2018	2,949
	James River Coal Co.
2,577	9.38%, 06/01/2012	2,635
		9,795
	Miscellaneous Manufacturing - 0.9%
	Alliant Techsystems, Inc.
2,275	6.88%, 09/15/2020	2,312
	BE Aerospace, Inc.
1,900	6.88%, 10/01/2020	1,938
	Transdigm, Inc.
2,380	7.75%, 07/15/2014	2,407
		6,657
	Motor Vehicle & Parts Manufacturing - 2.6%
	Accuride Corp.
2,755	9.50%, 08/01/2018 ■	2,893
	American Axle & Manufacturing Holdings, Inc.
3,400	7.88%, 03/01/2017	3,370
	ESCO Corp.
2,712	8.63%, 12/15/2013 ■	2,780
	Ford Motor Co.
4,441	9.22%, 09/15/2021	4,829
	UCI Holdco, Inc.
6,498	8.29%, 12/15/2013 Δ	6,279
		20,151
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Ardagh Packaging Finance
970	7.38%, 10/15/2017 ■☼	970

	Paper Manufacturing - 1.7%
	Appleton Papers, Inc.
2,396	11.25%, 12/15/2015 ■	1,773
	Domtar Corp.
2,928	10.75%, 06/01/2017	3,645
	Georgia-Pacific LLC
4,270	8.25%, 05/01/2016 ■	4,745
	Westvaco Corp.
2,610	8.20%, 01/15/2030	2,855
		13,018
	Petroleum and Coal Products Manufacturing - 8.7%
	Alon Refinancing Krotz Springs, Inc.
2,884	13.50%, 10/15/2014	2,808
	Bill Barrett Corp.
2,386	9.88%, 07/15/2016	2,607
	Chaparral Energy, Inc.
2,115	9.88%, 10/01/2020 ■	2,147
	Chesapeake Energy Corp.
3,124	6.63%, 08/15/2020	3,265
4,698	9.50%, 02/15/2015	5,438
	Continental Resources, Inc.
2,338	7.13%, 04/01/2021 ■	2,431
	Crosstex Energy L.P.
2,695	8.88%, 02/15/2018	2,823
	Denbury Resources, Inc.
2,270	9.75%, 03/01/2016	2,548
	Drummond Co., Inc.
2,400	9.00%, 10/15/2014 ■	2,535
	Exco Resources, Inc.
2,433	7.50%, 09/15/2018	2,418
	Ferrellgas Partners L.P.
1,955	9.13%, 10/01/2017	2,119
	Gibson Energy
2,240	10.00%, 01/15/2018	2,206
	Headwaters, Inc.
2,725	11.38%, 11/01/2014	2,902
	Key Energy Services, Inc.
2,810	8.38%, 12/01/2014	2,965
	Linn Energy LLC
3,745	11.75%, 05/15/2017	4,297

3

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 91.1% - (continued)

	Petroleum and Coal Products Manufacturing - 8.7% - (continued)
	Opti Canada, Inc.
$1,234	8.25%, 12/15/2014	$938
680	9.00%, 12/15/2012 ■	688
	Plains Exploration & Production Co.
3,836	10.00%, 03/01/2016	4,373
	QEP Resources, Inc.
1,790	6.88%, 03/01/2021	1,937
	Regency Energy Partners L.P.
2,650	9.38%, 06/01/2016 ■	2,922
	Rosetta Resources, Inc.
2,658	9.50%, 04/15/2018	2,738
	Sandridge Energy, Inc.
2,818	8.63%, 04/01/2015	2,818
	Star Gas Partners L.P.
1,156	10.25%, 02/15/2013	1,182
	Targa Resources Partners
2,564	11.25%, 07/15/2017	2,961
	Western Refining, Inc.
3,938	11.25%, 06/15/2017 ■	3,702
		67,768
	Pipeline Transportation - 0.9%
	Dynegy Holdings, Inc.
4,180	7.75%, 06/01/2019	2,863
	El Paso Corp.
2,870	7.80%, 08/01/2031	2,979
	Energy Transfer Equity L.P.
1,405	7.50%, 10/15/2020	1,479
		7,321
	Plastics and Rubber Products Manufacturing - 0.7%
	Plastipak Holdings, Inc.
1,987	10.63%, 08/15/2019 ■	2,206
	Solo Cup Co.
1,518	8.50%, 02/15/2014	1,305
	Titan International, Inc.
1,574	7.88%, 10/01/2017 ■☼	1,590
		5,101
	Primary Metal Manufacturing - 0.7%
	Novelis, Inc.
2,525	11.50%, 02/15/2015 ●	2,885
	Steel Dynamics, Inc.
2,080	7.75%, 04/15/2016	2,163
		5,048
	Printing and Related Support Activities - 0.4%
	Harland Clarke Holdings
3,145	9.50%, 05/15/2015	2,980

	Professional, Scientific and Technical Services - 3.1%
	Affinion Group, Inc.
2,010	10.13%, 10/15/2013	2,060
11,567	11.50%, 10/15/2015	12,218
7,044	11.63%, 11/15/2015 ■	6,942
	Global Geopysical Services, Inc.
2,778	10.50%, 05/01/2017 ■	2,826
		24,046
	Real Estate and Rental and Leasing - 1.2%
	Ashtead Capital, Inc.
3,393	9.00%, 08/15/2016 ■	3,512
	Hertz Corp.
1,405	8.88%, 01/01/2014	1,442
	Maxim Crane Works L.P.
3,010	12.25%, 04/15/2015 ■	2,731
	Realogy Corp.
2,163	11.75%, 04/15/2014	1,743
		9,428
	Retail Trade - 5.5%
	Building Materials Corp.
1,135	6.88%, 08/15/2018 ■	1,115
2,840	7.50%, 03/15/2020 ■	2,854
	Dollar General Corp.
7,002	11.88%, 07/15/2017	8,192
	Easton-Bell Sports, Inc.
2,419	9.75%, 12/01/2016	2,628
	Great Atlantic & Pacific Tea Co., Inc.
4,255	11.38%, 08/01/2015 ■	3,277
	J.C. Penney Co., Inc.
3,015	7.63%, 03/01/2097	2,925
	Macys, Inc.
2,790	6.90%, 04/01/2029	2,825
	Michaels Stores, Inc.
3,330	11.38%, 11/01/2016	3,617
	Nebraska Book Co.
4,150	10.00%, 12/01/2011	4,202
	Sears Holdings Corp.
273	6.63%, 10/15/2018 ■☼	273
	Supervalu, Inc.
4,024	8.00%, 05/01/2016	4,054
	Toys R Us, Inc.
1,575	7.38%, 09/01/2016 ■	1,602
	United Components, Inc.
2,105	9.38%, 06/15/2013	2,142
	Yankee Acquisition Corp.
2,931	8.50%, 02/15/2015	3,026
		42,732
	Textile Product Mills - 0.4%
	Interface, Inc.
2,440	11.38%, 11/01/2013	2,769

	Truck Transportation - 0.8%
	Swift Transportation Co., Inc.
6,380	12.50%, 05/15/2017 ■	6,420

	Utilities - 3.7%
	AES Corp.
2,552	9.75%, 04/15/2016	2,935
	Calpine Corp.
3,605	7.25%, 10/15/2017 ■	3,668
	Edison Mission Energy
11,671	7.00%, 05/15/2017	8,432
	Energy Future Holdings Corp.
718	11.25%, 11/01/2017	310
	Energy Future Intermediate Holding Co. LLC
1,717	10.00%, 12/01/2020	1,704

4

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 91.1% - (continued)

	Utilities - 3.7% - (continued)
	NRG Energy, Inc.
$6,258	8.50%, 06/15/2019	$6,594
	Reliant Energy, Inc.
2,477	9.24%, 07/02/2017	2,577
	Texas Competitive Electric Co.
4,125	10.25%, 11/01/2015	2,702
		28,922
	Water Transportation - 0.9%
	Royal Caribbean Cruises Ltd.
3,120	11.88%, 07/15/2015	3,783
	Ship Finance International Ltd.
2,925	8.50%, 12/15/2013	2,969
		6,752
	Wholesale Trade - 0.6%
	Spectrum Brands, Inc.
3,964	12.00%, 08/28/2019	4,366

	Total corporate bonds: non-investment grade
	(cost $662,609)	$705,472

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 5.1%
	Arts, Entertainment and Recreation - 1.6%
	AMC Entertainment Holdings, Inc.
$6,480	5.29%, 06/13/2012 ±	$6,383
	Chester Downs and Marina LLC
1,448	12.38%, 07/31/2016 ±	1,456
	Postmedia Network, Inc.
1,922	9.00%, 06/13/2016 ±	1,918
	Six Flags, Inc.
2,819	9.25%, 12/31/2016 ±☼	2,897
		12,654
	Finance and Insurance - 0.7%
	Nuveen Investments, Inc.
5,183	12.50%, 07/31/2015 ±	5,610

	Health Care and Social Assistance - 0.3%
	IASIS Healthcare Capital Corp.
2,358	5.73%, 06/13/2014 ±	2,238

	Information - 1.6%
	Level 3 Communications Corp.
7,022	11.50%, 03/13/2014 ±	7,575
	RCN Corp.
775	4.50%, 03/05/2016 ±☼	762
	WideOpenWest Finance LLC
4,886	6.51%, 06/29/2015 ±	4,250
		12,587
	Petroleum and Coal Products Manufacturing - 0.2%
	Turbo Beta Ltd.
2,602	14.50%, 03/12/2018 ±⌂	1,692

	Retail Trade - 0.2%
	Easton-Bell Sports, Inc.
1,240	11.50%, 12/31/2015 ±⌂☼	1,209

	Truck Transportation - 0.5%
	Swift Transportation Co., Inc.
3,780	8.25%, 05/10/2014 ±☼	3,682

	Total senior floating rate interests: non-investment grade
	(cost $39,335)	$39,672

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	AUD/USD/MXN Binary
810	Expiration: 12/06/2010 и	$–

	Total call options purchased
	(cost $81)	$–

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	AUD/MXN Currency Swaption
8,931	Expiration: 12/16/2010, Exercise Price: 10.50
	(AUD/MXN)	$8

	Total put options purchased
	(cost $178)	$8

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
–	Lear Corp. ●	$7

	Software & Services - 0.0%
43	Stratus Technologies, Inc. ⌂†	–

	Total common stocks
	(cost $–)	$7

PREFERRED STOCKS - 0.0%
	Automobiles & Components - 0.0%
–	Lear Corp. ۞●	$5

	Software & Services - 0.0%
10	Stratus Technologies, Inc. ⌂●†	–

	Total preferred stocks
	(cost $–)	$5
5

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
2	ASG ■		$204

	Total warrants
	(cost $34)		$204

	Total long-term investments
	(cost $710,961)		$752,601

SHORT-TERM INVESTMENTS - 1.5%
	Investment Pools and Funds - 1.4%
	JP Morgan U.S. Government Money
10,916	Market Fund		$10,916
	State Street Bank U.S. Government Money
–	Market Fund		–
			10,916
	U.S. Treasury Bills - 0.1%
$256	0.12%, 10/14/2010 ○		256

	Total short-term investments
	(cost $11,172)		$11,172

	Total investments
	(cost $722,133) ▲	98.6%	$763,773
	Other assets and liabilities	1.4%	10,903
	Total net assets	100.0%	$774,676

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.0% of total net assets at September 30, 2010.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $723,944 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$48,402
Unrealized Depreciation	(8,573)
Net Unrealized Appreciation	$39,829

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at September 30, 2010, rounds to zero market value and percentage of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At September 30, 2010, the aggregate value of these securities was $188,223, which represents 24.30% of total net assets.

۞	Convertible security.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at September 30, 2010 was $7,958.

6

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

±	The interest rate disclosed for these securities represents the average coupon as of September 30, 2010.

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

и
This security has exercise limitations. It can only be exercised on expiration date, provided that two conditions are met: the Australian Dollar exchange rate is less than 0.805 and the Mexican Peso exchange rate is less than 12.55. If these conditions are not met, the option can not be exercised.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2010	$1,240	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	$1,221
02/2007	$2,490	Soundview NIM Trust, 0.00%, 12/25/2036 - 144A	2,479
03/2010	43	Stratus Technologies, Inc. Common Stock	–
03/2010	10	Stratus Technologies, Inc. Preferred Stock	–
03/2010 - 04/2010	$2,401	Stratus Technologies, Inc., 12.00%, 03/29/2015 - 144A	2,323
06/2008 - 08/2010	$2,602	Turbo Beta Ltd., 14.50%, 03/12/2018	2,602

The aggregate value of these securities at September 30, 2010, was $4,945, which represents 0.64% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2010

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	JP Morgan Securities	Buy	$22,573	$22,300	01/04/2011	$273
Japanese Yen	JP Morgan Securities	Sell	22,573	22,055	01/04/2011	(518)
						$(245)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Call Options Purchased	–	–	–	–
Common Stocks ‡	7	7	–	–
Corporate Bonds: Investment Grade	7,233	–	7,233	–
Corporate Bonds: Non-Investment Grade	705,472	–	694,397	11,075
Preferred Stocks	5	–	–	5
Put Options Purchased	8	8	–	–
Senior Floating Rate Interests: Non-Investment Grade	39,672	–	39,672	–
Warrants	204	204	–	–
Short-Term Investments	11,172	10,916	256	–
Total	$763,773	$11,135	$741,558	$11,080
Foreign Currency Contracts *	273	–	273	–
Total	$273	$–	$273	$–
Liabilities:
Foreign Currency Contracts *	518	–	518	–
Total	$518	$–	$518	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

 Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of September 30, 2010
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	†	$—	$—	$—	$—	$—	$—
Common Stock	—	—	—	†	—	—	—	—	—	—
Corporate Bonds and Senior Floating Rate Interests	4,970	11	222	‡	33	9,067	(810)	—	(2,418)	11,075
Preferred Stock	—	—	(1,261)§		—	—	(3,044)	4,310	—	5
Options Purchased	—	—	(81	)**	—	81	—	—	—	—
Total	$4,970	$11	$(1,120)		$33	$9,148	$(3,854)	$4,310	$(2,418)	$11,080

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $—.
‡	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $222.
§	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $(1,261).
**	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $(81).

8

Hartford Index HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 99.1%
	Automobiles & Components - 0.7%
311	Ford Motor Co. ●	$3,806
22	Goodyear Tire & Rubber Co. ●	236
21	Harley-Davidson, Inc.	606
61	Johnson Controls, Inc.	1,857
		6,505
	Banks - 2.8%
63	BB&T Corp.	1,509
16	Comerica, Inc.	594
72	Fifth Third Bankcorp	866
21	First Horizon National Corp. ●	240
48	Hudson City Bancorp, Inc.	583
65	Huntington Bancshares, Inc.	367
80	Keycorp	633
8	M&T Bank Corp.	635
48	Marshall & Ilsley Corp.	336
34	People's United Financial, Inc.	439
48	PNC Financial Services Group, Inc.	2,466
114	Regions Financial Corp.	826
45	SunTrust Banks, Inc.	1,167
173	US Bancorp	3,747
473	Wells Fargo & Co.	11,893
16	Zion Bancorp	335
		26,636
	Capital Goods - 8.0%
65	3M Co.	5,594
66	Boeing Co.	4,401
57	Caterpillar, Inc.	4,483
18	Cummins, Inc.	1,632
48	Danaher Corp.	1,964
38	Deere & Co.	2,675
17	Dover Corp.	883
15	Eaton Corp.	1,250
68	Emerson Electric Co.	3,582
13	Fastenal Co.	711
5	Flowserve Corp.	549
16	Fluor Corp.	803
34	General Dynamics Corp.	2,163
967	General Electric Co.	15,711
11	Goodrich Corp.	833
70	Honeywell International, Inc.	3,069
46	Illinois Tool Works, Inc.	2,142
17	ITT Corp.	777
11	Jacobs Engineering Group, Inc. ●	439
10	L-3 Communications Holdings, Inc.	744
27	Lockheed Martin Corp.	1,915
32	Masco Corp.	357
27	Northrop Grumman Corp.	1,613
33	PACCAR, Inc.	1,586
11	Pall Corp.	440
15	Parker-Hannifin Corp.	1,025
13	Precision Castparts Corp.	1,636
19	Quanta Services, Inc. ●	363
34	Raytheon Co.	1,546
13	Rockwell Automation, Inc.	793
14	Rockwell Collins, Inc.	827
9	Roper Industries, Inc.	557
5	Snap-On, Inc.	247
25	Textron, Inc.	510
45	Tyco International Ltd.	1,653
84	United Technologies Corp.	5,984
5	W.W. Grainger, Inc.	637
		76,094
	Commercial & Professional Services - 0.6%
10	Avery Dennison Corp.	371
12	Cintas Corp.	330
5	Dun & Bradstreet Corp.	339
11	Equifax, Inc. ●	353
18	Iron Mountain, Inc.	406
19	Pitney Bowes, Inc.	399
19	R.R. Donnelley & Sons Co.	317
28	Republic Services, Inc.	844
13	Robert Half International, Inc.	348
8	Stericycle, Inc. ●	536
43	Waste Management, Inc.	1,545
		5,788
	Consumer Durables & Apparel - 1.1%
27	Coach, Inc.	1,154
25	D.R. Horton, Inc.	282
24	Eastman Kodak Co. ●	102
14	Fortune Brands, Inc.	680
6	Harman International Industries, Inc. ●	210
13	Hasbro, Inc.	565
13	Leggett & Platt, Inc.	302
14	Lennar Corp.	221
32	Mattel, Inc.	762
25	Newell Rubbermaid, Inc.	448
35	NIKE, Inc. Class B	2,800
6	Polo Ralph Lauren Corp.	534
30	Pulte Group, Inc. ●	267
15	Stanley Black & Decker, Inc.	920
8	V.F. Corp.	629
7	Whirlpool Corp.	558
		10,434
	Consumer Services - 1.8%
12	Apollo Group, Inc. Class A ●	591
39	Carnival Corp.	1,504
13	Darden Restaurants, Inc.	538
6	DeVry, Inc.	280
28	H & R Block, Inc.	361
27	International Game Technology	389
26	Marriott International, Inc. Class A	927
96	McDonald's Corp.	7,172
67	Starbucks Corp.	1,713
17	Starwood Hotels & Resorts	902
16	Wyndham Worldwide Corp.	445
7	Wynn Resorts Ltd.	594
42	Yum! Brands, Inc.	1,946
		17,362
	Diversified Financials - 7.1%
95	American Express Co.	3,978
23	Ameriprise Financial, Inc.	1,073
907	Bank of America Corp.	11,896
110	Bank of New York Mellon Corp.	2,869
41	Capital One Financial Corp.	1,635
90	Charles Schwab Corp.	1,245
2,149	Citigroup, Inc. ●	8,379

1

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Diversified Financials - 7.1% - (continued)
6	CME Group, Inc.	$1,581
49	Discover Financial Services, Inc.	821
18	E*Trade Financial Corp. ●	261
8	Federated Investors, Inc.	188
13	Franklin Resources, Inc.	1,418
47	Goldman Sachs Group, Inc.	6,735
7	IntercontinentalExchange, Inc. ●	699
42	Invesco Ltd.	900
17	Janus Capital Group, Inc.	181
359	JP Morgan Chase & Co.	13,652
14	Legg Mason, Inc.	424
18	Leucadia National Corp. ●	421
18	Moody's Corp.	462
126	Morgan Stanley	3,119
13	Nasdaq OMX Group, Inc. ●	252
22	Northern Trust Corp.	1,056
24	NYSE Euronext	674
44	SLM Corp. ●	507
45	State Street Corp.	1,710
23	T. Rowe Price Group, Inc.	1,162
		67,298
	Energy - 10.8%
45	Anadarko Petroleum Corp.	2,552
33	Apache Corp.	3,222
39	Baker Hughes, Inc.	1,658
9	Cabot Oil & Gas Corp.	283
22	Cameron International Corp. ●	939
59	Chesapeake Energy Corp.	1,341
182	Chevron Corp.	14,734
134	ConocoPhillips Holding Co.	7,704
20	Consol Energy, Inc.	755
36	Denbury Resources, Inc. ●	573
39	Devon Energy Corp.	2,548
6	Diamond Offshore Drilling, Inc.	426
64	El Paso Corp.	788
23	EOG Resources, Inc.	2,129
14	EQT Corp.	488
460	Exxon Mobil Corp.	28,451
11	FMC Technologies, Inc. ●	738
82	Halliburton Co.	2,724
10	Helmerich & Payne, Inc.	389
26	Hess Corp.	1,562
64	Marathon Oil Corp.	2,124
9	Massey Energy Co.	285
17	Murphy Oil Corp.	1,075
26	Nabors Industries Ltd. ●	466
38	National Oilwell Varco, Inc.	1,686
16	Noble Energy, Inc.	1,187
73	Occidental Petroleum Corp.	5,754
24	Peabody Energy Corp.	1,192
11	Pioneer Natural Resources Co.	684
16	QEP Resources, Inc. ●	476
14	Range Resources Corp.	552
10	Rowan Companies, Inc. ●	314
124	Schlumberger Ltd.	7,610
31	Southwestern Energy Co. ●	1,048
59	Spectra Energy Corp.	1,321
11	Sunoco, Inc.	399
13	Tesoro Corp.	173
51	Valero Energy Corp.	896
53	Williams Cos., Inc.	1,010
		102,256
	Food & Staples Retailing - 2.5%
40	Costco Wholesale Corp.	2,558
123	CVS/Caremark Corp.	3,866
58	Kroger Co.	1,257
35	Safeway, Inc.	731
19	Supervalu, Inc.	221
53	Sysco Corp.	1,516
88	Walgreen Co.	2,947
181	Wal-Mart Stores, Inc.	9,682
13	Whole Foods Market, Inc. ●	491
		23,269
	Food, Beverage & Tobacco - 6.2%
188	Altria Group, Inc.	4,526
58	Archer Daniels Midland Co.	1,847
9	Brown-Forman Corp.	577
18	Campbell Soup Co.	627
209	Coca-Cola Co.	12,221
30	Coca-Cola Enterprises, Inc.	929
40	ConAgra Foods, Inc.	872
16	Constellation Brands, Inc. Class A ●	283
16	Dean Foods Co. ●	168
22	Dr. Pepper Snapple Group	765
58	General Mills, Inc.	2,123
29	H.J. Heinz Co.	1,362
14	Hershey Co.	664
6	Hormel Foods Corp.	280
11	J.M. Smucker Co.	655
24	Kellogg Co.	1,189
158	Kraft Foods, Inc.	4,866
14	Lorillard, Inc.	1,106
12	McCormick & Co., Inc.	507
19	Mead Johnson Nutrition Co.	1,053
14	Molson Coors Brewing Co.	675
144	PepsiCo, Inc.	9,556
166	Philip Morris International, Inc.	9,288
15	Reynolds American, Inc.	908
60	Sara Lee Corp.	804
27	Tyson Foods, Inc. Class A	433
		58,284
	Health Care Equipment & Services - 3.8%
38	Aetna, Inc.	1,194
25	Amerisource Bergen Corp.	772
8	Bard (C.R.), Inc.	687
53	Baxter International, Inc.	2,520
21	Becton, Dickinson & Co.	1,558
137	Boston Scientific Corp. ●	841
32	Cardinal Health, Inc.	1,050
20	CareFusion Corp. ●	499
6	Cerner Corp. ●	542
25	CIGNA Corp.	880
13	Coventry Health Care, Inc. ●	289
9	DaVita, Inc. ●	638
13	Dentsply International, Inc.	414
49	Express Scripts, Inc. ●	2,389

2

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Health Care Equipment & Services - 3.8% - (continued)
15	Hospira, Inc. ●	$861
15	Humana, Inc. ●	769
4	Intuitive Surgical, Inc. ●	1,010
9	Laboratory Corp. of America Holdings ●	728
24	McKesson Corp.	1,463
39	Medco Health Solutions, Inc. ●	2,044
98	Medtronic, Inc.	3,279
9	Patterson Cos., Inc.	250
13	Quest Diagnostics, Inc.	674
30	St. Jude Medical, Inc. ●	1,165
31	Stryker Corp.	1,547
44	Tenet Healthcare Corp. ●	207
102	UnitedHealth Group, Inc.	3,570
11	Varian Medical Systems, Inc. ●	664
36	Wellpoint, Inc. ●	2,050
18	Zimmer Holdings, Inc. ●	952
		35,506
	Household & Personal Products - 2.5%
39	Avon Products, Inc.	1,245
13	Clorox Co.	841
44	Colgate-Palmolive Co.	3,378
10	Estee Lauder Co., Inc.	654
37	Kimberly-Clark Corp.	2,407
257	Procter & Gamble Co.	15,392
		23,917
	Insurance - 4.0%
31	ACE Ltd.	1,817
45	Aflac, Inc.	2,307
49	Allstate Corp.	1,559
12	American International Group, Inc. ●	484
24	AON Corp.	956
10	Assurant, Inc.	400
159	Berkshire Hathaway, Inc. Class B ●	13,146
29	Chubb Corp.	1,645
15	Cincinnati Financial Corp.	432
45	Genworth Financial, Inc. ●	550
30	Lincoln National Corp.	719
29	Loews Corp.	1,106
49	Marsh & McLennan Cos., Inc.	1,182
86	MetLife, Inc.	3,305
30	Principal Financial Group, Inc.	786
61	Progressive Corp.	1,280
44	Prudential Financial, Inc.	2,401
8	Torchmark Corp.	408
43	Travelers Cos., Inc.	2,252
31	Unum Group	687
31	XL Group plc	680
		38,102
	Materials - 3.4%
19	Air Products and Chemicals, Inc.	1,593
7	Airgas, Inc.	457
10	AK Steel Holding Corp.	137
92	Alcoa, Inc.	1,119
9	Allegheny Technologies, Inc.	412
8	Ball Corp.	488
10	Bemis Co., Inc.	315
6	CF Industries Holdings, Inc.	609
12	Cliff's Natural Resources, Inc.	782
105	Dow Chemical Co.	2,881
82	E.I. DuPont de Nemours & Co.	3,658
7	Eastman Chemical Co.	481
21	Ecolab, Inc.	1,069
7	FMC Corp.	450
43	Freeport-McMoRan Copper & Gold, Inc.	3,633
7	International Flavors & Fragrances, Inc.	349
39	International Paper Co.	859
15	MeadWestvaco Corp.	375
49	Monsanto Co.	2,344
44	Newmont Mining Corp.	2,794
29	Nucor Corp.	1,090
15	Owens-Illinois, Inc. ●	414
12	Pactiv Corp. ●	405
15	PPG Industries, Inc.	1,084
28	Praxair, Inc.	2,494
14	Sealed Air Corp.	325
8	Sherwin-Williams Co.	616
11	Sigma-Aldrich Corp.	663
8	Titanium Metals Corp. ●	161
13	United States Steel Corp.	570
12	Vulcan Materials Co.	428
		33,055
	Media - 3.0%
62	CBS Corp. Class B	977
254	Comcast Corp. Class A	4,589
78	DirecTV Class A ●	3,263
26	Discovery Communications, Inc. ●	1,119
22	Gannett Co., Inc.	264
44	Interpublic Group of Cos., Inc. ●	444
28	McGraw-Hill Cos., Inc.	923
3	Meredith Corp.	110
11	New York Times Co. Class A ●	82
206	News Corp. Class A	2,693
27	Omnicom Group, Inc.	1,074
8	Scripps Networks Interactive Class A	384
32	Time Warner Cable, Inc.	1,735
102	Time Warner, Inc.	3,117
55	Viacom, Inc. Class B	1,989
173	Walt Disney Co.	5,727
1	Washington Post Co. Class B	220
		28,710
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
140	Abbott Laboratories	7,293
28	Allergan, Inc.	1,852
87	Amgen, Inc. ●	4,779
22	Biogen Idec, Inc. ●	1,229
155	Bristol-Myers Squibb Co.	4,205
42	Celgene Corp. ●	2,394
7	Cephalon, Inc. ●	425
92	Eli Lilly & Co.	3,351
26	Forest Laboratories, Inc. ●	800
23	Genzyme Corp. ●	1,633
76	Gilead Sciences, Inc. ●	2,700
249	Johnson & Johnson	15,433
23	King Pharmaceuticals, Inc. ●	225
17	Life Technologies Corp. ●	775
278	Merck & Co., Inc.	10,243

3

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8% -
	(continued)
28	Mylan, Inc. ●	$526
11	PerkinElmer, Inc.	247
727	Pfizer, Inc.	12,481
37	Thermo Fisher Scientific, Inc. ●	1,765
8	Waters Corp. ●	591
10	Watson Pharmaceuticals, Inc. ●	413
		73,360
	Real Estate - 1.6%
11	Apartment Investment & Management Co.	226
8	Avalonbay Communities, Inc.	803
13	Boston Properties, Inc.	1,046
26	CB Richard Ellis Group, Inc. Class A ●	478
26	Equity Residential Properties Trust	1,220
28	HCP, Inc.	1,010
12	Health Care, Inc.	566
60	Host Hotels & Resorts, Inc.	862
37	Kimco Realty Corp.	578
15	Plum Creek Timber Co., Inc.	516
43	ProLogis	508
13	Public Storage	1,221
26	Simon Property Group, Inc.	2,457
14	Ventas, Inc.	734
15	Vornado Realty Trust	1,252
48	Weyerhaeuser Co.	764
		14,241
	Retailing - 3.8%
8	Abercrombie & Fitch Co. Class A	316
32	Amazon.com, Inc. ●	5,025
6	AutoNation, Inc. ●	132
3	AutoZone, Inc. ●	585
24	Bed Bath & Beyond, Inc. ●	1,037
31	Best Buy Co., Inc.	1,279
7	Big Lots, Inc. ●	227
20	CarMax, Inc. ●	563
19	Expedia, Inc.	529
12	Family Dollar Stores, Inc.	531
14	GameStop Corp. Class A ●	268
40	Gap, Inc.	740
14	Genuine Parts Co.	634
151	Home Depot, Inc.	4,771
21	J.C. Penney Co., Inc.	581
28	Kohl's Corp. ●	1,467
24	Limited Brands, Inc.	640
127	Lowe's Co., Inc.	2,828
38	Macy's, Inc.	883
15	Nordstrom, Inc.	567
25	Office Depot, Inc. ●	116
13	O'Reilly Automotive, Inc. ●	669
4	Priceline.com, Inc. ●	1,536
11	RadioShack Corp.	242
11	Ross Stores, Inc.	594
4	Sears Holdings Corp. ●	291
66	Staples, Inc.	1,381
65	Target Corp.	3,485
11	Tiffany & Co.	537
36	TJX Cos., Inc.	1,617
12	Urban Outfitters, Inc. ●	365
		34,436
	Semiconductors & Semiconductor Equipment - 2.4%
51	Advanced Micro Devices, Inc. ●	365
28	Altera Corp.	838
27	Analog Devices, Inc.	845
121	Applied Materials, Inc.	1,411
41	Broadcom Corp. Class A	1,433
5	First Solar, Inc. ●	713
504	Intel Corp.	9,683
15	KLA-Tencor Corp.	535
20	Linear Technology Corp.	624
58	LSI Corp. ●	265
21	MEMC Electronic Materials, Inc. ●	245
17	Microchip Technology, Inc.	530
77	Micron Technology, Inc. ●	557
22	National Semiconductor Corp.	276
8	Novellus Systems, Inc. ●	220
52	NVIDIA Corp. ●	607
16	Teradyne, Inc. ●	183
108	Texas Instruments, Inc.	2,933
23	Xilinx, Inc.	624
		22,887
	Software & Services - 8.8%
47	Adobe Systems, Inc. ●	1,242
16	Akamai Technologies, Inc. ●	822
21	Autodesk, Inc. ●	657
44	Automatic Data Processing, Inc.	1,870
16	BMC Software, Inc. ●	654
35	CA, Inc.	740
17	Citrix Systems, Inc. ●	1,152
27	Cognizant Technology Solutions Corp. ●	1,754
14	Computer Sciences Corp.	642
20	Compuware Corp. ●	172
104	eBay, Inc. ●	2,548
30	Electronic Arts, Inc. ●	490
24	Fidelity National Information Services, Inc.	646
14	Fiserv, Inc. ●	729
22	Google, Inc. ●	11,826
114	IBM Corp.	15,305
26	Intuit, Inc. ●	1,119
9	Mastercard, Inc.	1,971
14	McAfee, Inc. ●	649
689	Microsoft Corp.	16,866
12	Monster Worldwide, Inc. ●	151
32	Novell, Inc. ●	190
350	Oracle Corp.	9,398
29	Paychex, Inc.	799
17	Red Hat, Inc. ●	699
27	SAIC, Inc. ●	425
11	Salesforce.com, Inc. ●	1,182
71	Symantec Corp. ●	1,082
15	Teradata Corp. ●	581
15	Total System Services, Inc.	229
16	VeriSign, Inc. ●	500
45	Visa, Inc.	3,336
60	Western Union Co.	1,055

4

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Software & Services - 8.8% - (continued)
122	Yahoo!, Inc. ●	$1,728
		83,209
	Technology Hardware & Equipment - 7.4%
31	Agilent Technologies, Inc. ●	1,045
16	Amphenol Corp. Class A	768
83	Apple, Inc. ●	23,434
516	Cisco Systems, Inc. ●	11,311
141	Corning, Inc.	2,581
153	Dell, Inc. ●	1,983
186	EMC Corp. ●	3,772
14	FLIR Systems, Inc. ●	367
12	Harris Corp.	515
205	Hewlett-Packard Co.	8,629
18	Jabil Circuit, Inc.	256
20	JDS Uniphase Corp. ●	248
47	Juniper Networks, Inc. ●	1,426
7	Lexmark International, Inc. ADR ●	317
12	Molex, Inc.	259
211	Motorola, Inc. ●	1,800
32	NetApp, Inc. ●	1,609
10	QLogic Corp. ●	175
145	Qualcomm, Inc.	6,550
21	SanDisk Corp. ●	772
35	Tellabs, Inc.	257
21	Western Digital Corp. ●	590
125	Xerox Corp.	1,294
		69,958
	Telecommunication Services - 3.3%
36	American Tower Corp. Class A ●	1,857
534	AT&T, Inc.	15,284
27	CenturyLink, Inc.	1,077
90	Frontier Communications Corp.	733
24	MetroPCS Communications, Inc. ●	248
157	Qwest Communications International, Inc.	986
270	Sprint Nextel Corp. ●	1,249
256	Verizon Communications, Inc.	8,331
44	Windstream Corp.	537
		30,302
	Transportation - 2.0%
15	C.H. Robinson Worldwide, Inc.	1,047
34	CSX Corp.	1,900
19	Expeditors International of Washington, Inc.	889
28	FedEx Corp.	2,432
33	Norfolk Southern Corp.	1,984
5	Ryder System, Inc.	201
67	Southwest Airlines Co.	882
45	Union Pacific Corp.	3,683
90	United Parcel Service, Inc. Class B	5,974
		18,992
	Utilities - 3.7%
60	AES Corp. ●	684
15	Allegheny Energy, Inc.	376
22	Ameren Corp.	614
43	American Electric Power Co., Inc.	1,572
38	CenterPoint Energy, Inc.	599
21	CMS Energy Corp.	374
26	Consolidated Edison, Inc.	1,234
18	Constellation Energy Group, Inc.	590
53	Dominion Resources, Inc.	2,326
15	DTE Energy Co.	699
119	Duke Energy Corp.	2,112
29	Edison International	1,013
17	Entergy Corp.	1,292
60	Exelon Corp.	2,545
28	FirstEnergy Corp.	1,063
7	Integrys Energy Group, Inc.	362
38	NextEra Energy, Inc.	2,047
4	Nicor, Inc.	188
25	NiSource, Inc.	438
16	Northeast Utilities	470
23	NRG Energy, Inc. ●	476
10	Oneok, Inc.	435
20	Pepco Holdings, Inc.	377
35	PG&E Corp.	1,603
10	Pinnacle West Capital Corp.	406
44	PPL Corp.	1,188
27	Progress Energy, Inc.	1,177
46	Public Service Enterprise Group, Inc.	1,515
10	SCANA Corp.	409
22	Sempra Energy	1,204
75	Southern Co.	2,799
19	TECO Energy, Inc.	336
11	Wisconsin Energy Corp.	608
42	Xcel Energy, Inc.	955
		34,086
	Total common stocks
	(cost $942,474)	$934,687

	Total long-term investments
	(cost $942,474)	$934,687

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.7%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 10/01/2010 in the
	amount of $1,480, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $1,510)
$1,480	0.17%, 09/30/2010	$1,480
	RBS Greenwich Capital Markets TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $1,192,
	collateralized by U.S. Treasury Bill 1.00%,
	2011, U.S. Treasury Note 4.63%, 2016,
	value of $1,216)
1,192	0.20%, 09/30/2010	1,192
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 10/01/2010 in the
	amount of $3,461, collateralized by U.S.
	Treasury Note 3.38%, 2019, value of $3,530)
3,461	0.22%, 09/30/2010	3,461
		6,133

5

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	U.S. Treasury Bills - 0.1%
$1,500	0.15%, 10/14/2010 □○		$1,500

	Total short-term investments
	(cost $7,633)		$7,633

	Total investments
	(cost $950,107) ▲	99.9%	$942,320
	Other assets and liabilities	0.1%	891
	Total net assets	100.0%	$943,211

Note:      Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $978,313 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$212,648
Unrealized Depreciation	(248,641)
Net Unrealized Depreciation	$(35,993)

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2010.

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500	30	Long	12/17/2010	$8,525	$8,352	$173

*	The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$934,687	$934,687	$–	$–
Short-Term Investments	7,633	–	7,633	–
Total	$942,320	$934,687	$7,633	$–
Futures *	173	173	–	–
Total	$173	$173	$–	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Brazil - 7.6%
209	Banco do Estado do Rio Grande do Sul S.A.	$2,082
1,157	Banco Santander Brasil S.A.	15,936
2,358	BM & F Bovespa S.A.	19,731
712	Cia de Concessoes Rodoviarias	18,232
203	Companhia de Bebidas das Americas ADR	25,115
387	Cyrela Brazil Realty S.A.	5,456
550	Hypermarcas S.A. ●	8,438
1,501	Itau Unibanco Banco Multiplo S.A. ADR	36,287
218	Itau Unibanco Holding S.A. ADR ■	5,262
706	Julio Simoes Logistica S.A. ●	3,485
923	PDG Realty S.A.	10,980
		151,004
	Canada - 0.7%
103	Potash Corp. of Saskatchewan, Inc.	14,765

	Chile - 1.1%
946	Enersis S.A. ADR	22,248

	China - 4.2%
51,307	Agricultural Bank of China ●	26,583
8,603	China Merchants Bank Co., Ltd.	22,067
123	Ctrip.com International Ltd. ADR ●	5,858
2,276	Dongfeng Motor Group Co., Ltd.	4,632
19,029	Industrial and Commercial Bank of China	14,110
84	Perfect World Co., Ltd. ADR ●	2,153
484	Tencent Holdings Ltd.	10,535
		85,938
	Colombia - 0.9%
275	Bancolombia S.A. ADR	18,061

	Denmark - 0.7%
741	DSV A/S	15,064

	Finland - 1.6%
8	Cargotec Corp-B Share	351
86	Elisa Oyj	1,987
54	KCI Konecranes Oyj	2,028
335	Kone Oyj Class B	17,335
244	Outotec Oyj	10,359
		32,060
	France - 7.9%
3,540	Alcatel S.A.	11,962
257	BNP Paribas	18,363
806	Groupe Danone	48,312
359	Safran S.A.	10,093
353	Schneider Electric S.A.	44,871
94	Unibail-Rodamco SE	20,836
		154,437
	Germany - 5.4%
153	Beiersdorf AG	9,345
237	Continental AG	18,409
622	Daimler AG	39,353
274	HeidelbergCement AG	13,182
240	Siemens AG	25,310
		105,599
	Hong Kong - 3.5%
1,633	Esprit Holdings Ltd.	8,847
9,775	Geely Automobile Holdings Ltd.	4,833
3,876	Hang Lung Properties Ltd.	18,876
3,336	Shangri-La Asia Ltd.	7,585
1,623	Sun Hung Kai Properties Ltd.	27,928
		68,069
	India - 1.5%
55	HDFC Bank Ltd. ADR	10,210
1,059	Infrastructure Development Finance Co., Ltd.	4,766
726	Reliance Industries Ltd.	15,949
		30,925
	Indonesia - 0.5%
6,247	Bank Central Asia PT	4,686
7,851	Bank Mandiri TBK	6,322
		11,008
	Ireland - 1.7%
1,397	CRH plc	23,049
971	Ryanair Holdings plc ●	5,180
178	Ryanair Holdings plc ADR ●	5,493
		33,722
	Israel - 2.3%
877	Teva Pharmaceutical Industries Ltd. ADR	46,272

	Italy - 2.5%
3,353	Intesa Sanpaolo	10,923
7,253	Snam Rete Gas S.p.A.	36,790
		47,713
	Japan - 9.0%
1,073	Bridgestone Corp.	19,555
286	Eisai Co., Ltd.	10,018
109	Fanuc Ltd.	13,913
2,594	Hitachi Ltd.	11,354
2	Inpex Corp.	8,811
3,670	Mitsubishi UFJ Financial Group, Inc.	17,039
167	Nidec Corp.	14,806
113	Osaka Titanium Technologies	5,286
386	Shin-Etsu Chemical Co., Ltd.	18,816
375	Softbank Corp.	12,284
3	Sony Financial Holdings, Inc.	10,492
4,291	Sumitomo Metal Industries	10,847
209	Toho Titanium Co., Ltd.	5,783
676	Tokio Marine Holdings, Inc.	18,220
		177,224
	Malaysia - 0.2%
6,249	AirAsia Berhad ●	4,553

	Mexico - 1.5%
535	America Movil S.A. de C.V. ADR	28,516

	Netherlands - 1.4%
1,743	Koninklijke (Royal) KPN N.V.	27,011

	Norway - 0.9%
382	Yara International ASA	17,363

	Panama - 0.7%
248	Copa Holdings S.A. Class A	13,370

1

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Russia - 0.4%
123	Lukoil ADR	$6,959

	South Africa - 1.4%
1,069	Impala Platinum Holdings Ltd.	27,529

	Spain - 2.4%
1,803	Repsol YPF S.A.	46,486

	Sweden - 2.3%
364	Assa Abloy Ab	9,193
1,245	Atlas Copco Ab	24,085
318	Hennes & Mauritz Ab	11,545
		44,823
	Switzerland - 11.0%
386	CIE Financiere Richemont S.A.	18,643
573	Julius Baer Group Ltd.	20,890
198	Kuehne & Nagel International AG	23,825
644	Nestle S.A.	34,329
314	Roche Holding AG	42,965
14	SGS S.A.	23,189
3,206	UBS AG	54,588
		218,429
	Taiwan - 3.7%
6,655	Hon Hai Precision Industry Co., Ltd. ●	24,960
700	MediaTek, Inc.	9,822
3,964	Synnex Technology International Corp.	9,198
10,336	Taiwan Semiconductor Manufacturing Co., Ltd.	20,455
4,563	WPG Holdings Co., Ltd. ●	9,053
		73,488
	Turkey - 0.6%
361	Turkcell Iletisim Hizmetleri A.S. ADR	6,049
884	Turkiye Garanti Bankasi A.S.	5,124
		11,173
	United Kingdom - 20.2%
206	AstraZeneca plc	10,437
5,758	Barclays Bank plc	27,066
2,301	BG Group plc	40,518
2,092	BP plc	14,313
5,343	British Airways plc	20,397
2,227	Capital Group plc	27,513
3,478	HSBC Holdings plc	35,186
1,376	Imperial Tobacco Group plc	41,052
4,823	National Grid plc	40,913
940	Pearson plc	14,581
2,349	Reed Elsevier Capital, Inc.	19,867
1,018	Rio Tinto plc	59,650
819	Standard Chartered plc	23,518
2,197	WPP plc	24,356
		399,367
	United States - 0.7%
233	Covidien plc	9,376
87	Netease.com, Inc. ●	3,412
		12,788
	Total common stocks
	(cost $1,750,501)	$1,945,964

EXCHANGE TRADED FUNDS - 0.7%
	United States - 0.7%
252	iShares MSCI EAFE Index Fund		$13,862

	Total exchange traded funds
	(cost $13,054)		$13,862

	Total long-term investments
	(cost $1,763,555)		$1,959,826

	Total investments
	(cost $1,763,555) ▲	99.2%	$1,959,826
	Other assets and liabilities	0.8%	15,672
	Total net assets	100.0%	$1,975,498

2

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.8% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $1,787,506 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$228,959
Unrealized Depreciation	(56,639)
Net Unrealized Appreciation	$172,320

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2010, was $5,262, which represents 0.27% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2010

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Brown Brothers Harriman	Buy	$1,348	$1,356	10/01/2010	$(8)
British Pound	Brown Brothers Harriman	Sell	10,005	10,052	10/04/2010	47
British Pound	HSBC Securities	Sell	7,281	7,325	10/01/2010	44
British Pound	RBS Securities	Sell	2,495	2,492	10/05/2010	(3)
Canadian Dollar	Brown Brothers Harriman	Sell	3,935	3,929	10/01/2010	(6)
Euro	UBS AG	Buy	12,902	12,902	10/01/2010	–
Euro	UBS AG	Sell	1,277	1,277	10/04/2010	–
Euro	Westpac International	Sell	7,464	7,438	10/01/2010	(26)
Euro	Westpac International	Buy	1,995	1,993	10/05/2010	2
Hong Kong Dollar	CS First Boston	Sell	9,486	9,486	10/04/2010	–
Japanese Yen	Deutsche Bank Securities	Buy	1,801	1,801	10/05/2010	–
Japanese Yen	Goldman Sachs	Buy	2,340	2,336	10/04/2010	4
Japanese Yen	RBC Dominion Securities	Buy	3,267	3,243	10/01/2010	24
South African Rand	RBS Securities	Buy	1,969	1,974	10/05/2010	(5)
Swedish Krona	Goldman Sachs	Sell	1,166	1,171	10/04/2010	5
Swedish Krona	Morgan Stanley	Buy	4,518	4,505	10/01/2010	13
Swiss Franc	Brown Brothers Harriman	Sell	3,905	3,931	10/04/2010	26
						$117

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of September 30, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer
Discretionary)	4.4%
Banks (Financials)	15.1
Capital Goods (Industrials)	8.7
Commercial & Professional Services (Industrials)	2.6
Consumer Durables & Apparel (Consumer
Discretionary)	1.7
Consumer Services (Consumer Discretionary)	0.7
Diversified Financials (Financials)	5.0
Energy (Energy)	6.7
Food, Beverage & Tobacco (Consumer Staples)	7.6
Health Care Equipment & Services (Health Care)	0.5
Household & Personal Products (Consumer Staples)	0.9
Insurance (Financials)	1.5
Materials (Materials)	9.9
Media (Consumer Discretionary)	3.0
Other Investment Pools and Funds (Financials)	0.7
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	5.5
Real Estate (Financials)	3.5
Retailing (Consumer Discretionary)	1.0
Semiconductors & Semiconductor Equipment
(Information Technology)	1.5
Software & Services (Information Technology)	0.8
Technology Hardware & Equipment (Information
Technology)	3.4
Telecommunication Services (Services)	3.9
Transportation (Industrials)	5.5
Utilities (Utilities)	5.1
Other Assets and Liabilities	0.8
Total	100.0%

4

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2010
	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Brazil	$151,004	$151,004	$–	$–
Canada	14,765	14,765	–	–
Chile	22,248	22,248	–	–
China	85,938	34,594	51,344	–
Colombia	18,061	18,061	–	–
Denmark	15,064	–	15,064	–
Finland	32,060	–	32,060	–
France	154,437	–	154,437	–
Germany	105,599	9,345	96,254	–
Hong Kong	68,069	–	68,069	–
India	30,925	10,210	20,715	–
Indonesia	11,008	–	11,008	–
Ireland	33,722	10,673	23,049	–
Israel	46,272	46,272	–	–
Italy	47,713	–	47,713	–
Japan	177,224	–	177,224	–
Malaysia	4,553	–	4,553	–
Mexico	28,516	28,516	–	–
Netherlands	27,011	–	27,011	–
Norway	17,363	–	17,363	–
Panama	13,370	13,370	–	–
Russia	6,959	6,959	–	–
South Africa	27,529	–	27,529	–
Spain	46,486	–	46,486	–
Sweden	44,823	–	44,823	–
Switzerland	218,429	–	218,429	–
Taiwan	73,488	–	73,488	–
Turkey	11,173	6,049	5,124	–
United Kingdom	399,367	–	399,367	–
United States	12,788	12,788	–	–
Total	1,945,964	384,854	1,561,110	–
Exchange Traded Funds	13,862	13,862	–	–
Total	$1,959,826	$398,716	$1,561,110	$–
Foreign Currency Contracts*	165	–	165	–
Total	$165	$–	$165	$–
Liabilities:
Foreign Currency Contracts*	48	–	48	–
Total	$48	$–	$48	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.0%
	Automobiles & Components - 1.3%
800	Harley-Davidson, Inc.	$22,755

	Banks - 4.5%
2,570	Huntington Bancshares, Inc.	14,571
281	M&T Bank Corp.	22,989
644	MGIC Investment Corp. ●	5,944
582	People's United Financial, Inc.	7,613
2,881	Synovus Financial Corp.	7,088
1,075	TCF Financial Corp.	17,410
		75,615
	Capital Goods - 11.0%
323	AMETEK, Inc.	15,435
154	BE Aerospace, Inc. ●	4,668
526	Carlisle Cos., Inc.	15,742
517	IDEX Corp.	18,355
454	Ingersoll-Rand plc	16,220
335	Jacobs Engineering Group, Inc. ●	12,968
284	Joy Global, Inc.	19,957
633	Lennox International, Inc.	26,369
669	PACCAR, Inc.	32,193
408	Rockwell Collins, Inc.	23,776
		185,683
	Commercial & Professional Services - 2.9%
116	Herman Miller, Inc.	2,287
375	HNI Corp.	10,770
298	Manpower, Inc.	15,561
195	Republic Services, Inc.	5,939
550	Robert Half International, Inc.	14,296
		48,853
	Consumer Durables & Apparel - 2.1%
330	Hasbro, Inc.	14,679
31	NVR, Inc. ●	20,031
		34,710
	Consumer Services - 1.7%
152	Cheesecake Factory, Inc. ●	4,010
130	DeVry, Inc.	6,387
110	ITT Educational Services, Inc. ●	7,695
63	Strayer Education, Inc.	10,941
		29,033
	Diversified Financials - 4.0%
109	IntercontinentalExchange, Inc. ●	11,362
1,199	SEI Investments Co.	24,396
295	Stifel Financial ●	13,645
102	T. Rowe Price Group, Inc.	5,099
443	Waddell and Reed Financial, Inc. Class A	12,118
		66,620
	Energy - 6.6%
587	Cobalt International Energy ●	5,601
501	Consol Energy, Inc.	18,524
467	Denbury Resources, Inc. ●	7,424
674	El Paso Corp.	8,345
205	ENSCO International plc	9,152
508	Frontier Oil Corp.	6,810
232	Holly Corp.	6,663
146	Noble Energy, Inc.	10,993
334	Overseas Shipholding Group, Inc.	11,469
246	Peabody Energy Corp.	12,076
129	SM Energy Co.	4,829
253	Ultra Petroleum Corp. ●	10,621
		112,507
	Food, Beverage & Tobacco - 1.0%
439	Dean Foods Co. ●	4,478
110	Flowers Foods, Inc.	2,740
565	Smithfield Foods, Inc. ●	9,507
		16,725
	Health Care Equipment & Services - 6.3%
480	Beckman Coulter, Inc.	23,405
173	Edwards Lifesciences Corp. ●	11,573
920	Lincare Holdings, Inc.	23,074
629	Patterson Cos., Inc.	18,029
417	Resmed, Inc. ●	13,678
420	Universal Health Services, Inc. Class B	16,333
		106,092
	Household & Personal Products - 0.4%
103	Estee Lauder Co., Inc.	6,500

	Insurance - 4.3%
896	Brown & Brown, Inc.	18,088
1,392	Genworth Financial, Inc. ●	17,008
1,037	Unum Group	22,978
532	W.R. Berkley Corp.	14,410
		72,484
	Materials - 4.1%
169	CF Industries Holdings, Inc.	16,101
205	FMC Corp.	14,018
44	Martin Marietta Materials, Inc.	3,418
322	Scotts Miracle-Gro Co. Class A	16,678
151	Sherwin-Williams Co.	11,327
579	Steel Dynamics, Inc.	8,163
		69,705
	Media - 2.8%
624	Discovery Communications, Inc. ●	27,155
615	DreamWorks Animation SKG, Inc. ●	19,609
		46,764
	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
923	Amylin Pharmaceuticals, Inc. ●	19,255
1,376	King Pharmaceuticals, Inc. ●	13,704
877	Mylan, Inc. ●	16,505
659	Qiagen N.V. ●	11,698
235	Regeneron Pharmaceuticals, Inc. ●	6,444
200	Vertex Pharmaceuticals, Inc. ●	6,897
629	Watson Pharmaceuticals, Inc. ●	26,596
		101,099
	Real Estate - 2.2%
207	Alexandria Real Estate Equities, Inc.	14,497
312	AMB Property Corp.	8,251
341	Host Hotels & Resorts, Inc.	4,944
96	Public Storage	9,350
		37,042
	Retailing - 4.8%
188	Advance Automotive Parts, Inc.	11,032
41	AutoZone, Inc. ●	9,317
31	Netflix, Inc. ●	5,043
1,291	Office Depot, Inc. ●	5,940

1

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.0% - (continued)
	Retailing - 4.8% - (continued)
224	O'Reilly Automotive, Inc. ●	$11,922
922	Penske Automotive Group, Inc. ●	12,175
987	Staples, Inc.	20,642
145	Urban Outfitters, Inc. ●	4,571
		80,642
	Semiconductors & Semiconductor Equipment - 3.2%
450	Altera Corp.	13,575
325	Analog Devices, Inc.	10,183
319	Lam Research Corp. ●	13,346
434	Maxim Integrated Products, Inc.	8,029
344	Xilinx, Inc.	9,154
		54,287
	Software & Services - 12.6%
239	BMC Software, Inc. ●	9,695
533	Check Point Software Technologies Ltd.
	ADR ●	19,673
271	Citrix Systems, Inc. ●	18,486
73	Equinix, Inc. ●	7,482
160	Factset Research Systems, Inc.	12,973
483	Gartner, Inc. Class A ●	14,208
941	Genpact Ltd. ●	16,680
139	Global Payments, Inc.	5,975
306	GSI Commerce, Inc. ●	7,561
421	Micros Systems ●	17,800
342	Red Hat, Inc. ●	14,001
95	Salesforce.com, Inc. ●	10,604
287	Teradata Corp. ●	11,082
898	VeriSign, Inc. ●	28,486
1,028	Western Union Co.	18,156
		212,862
	Technology Hardware & Equipment - 3.9%
36	ADTRAN, Inc.	1,271
254	National Instruments Corp.	8,295
589	NetApp, Inc. ●	29,336
640	Polycom, Inc. ●	17,454
226	Riverbed Technology, Inc. ●	10,301
		66,657
	Telecommunication Services - 1.3%
441	American Tower Corp. Class A ●	22,580

	Transportation - 5.8%
180	C.H. Robinson Worldwide, Inc.	12,551
287	Con-way, Inc.	8,897
552	Expeditors International of Washington, Inc. .	25,519
379	J.B. Hunt Transport Services, Inc.	13,148
222	Kansas City Southern ●	8,322
2,407	Southwest Airlines Co.	31,453
		99,890
	Utilities - 4.3%
517	Aqua America, Inc.	10,549
811	Northeast Utilities	23,981
801	UGI Corp.	22,902
310	Wisconsin Energy Corp.		17,889
			75,321
	Total common stocks
	(cost $1,386,768)		$1,644,426

	Total long-term investments
	(cost $1,386,768)		$1,644,426

SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 2.9%
	Bank of America Merrill Lynch TriParty
	Joint Repurchase Agreement (maturing on
	10/01/2010 in the amount of $11,313,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038
	- 2040, value of $11,539)
$11,313	0.30%, 09/30/2010		$11,313
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $1,950,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $1,989)
1,950	0.25%, 09/30/2010		1,950
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $35,499,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $36,209)
35,499	0.28%, 09/30/2010		35,499
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$45, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $45)
45	0.22%, 09/30/2010		45
			48,807
	Total short-term investments
	(cost $48,807)		$48,807

	Total investments
	(cost $1,435,575) ▲	99.9%	$1,693,233
	Other assets and liabilities	0.1%	2,260
	Total net assets	100.0%	$1,695,493

2

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.4% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $1,448,238 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$294,428
Unrealized Depreciation	(49,433)
Net Unrealized Appreciation	$244,995

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$1,644,426	$1,644,426	$–	$–
Short-Term Investments	48,807	–	48,807	–
Total	$1,693,233	$1,644,426	$48,807	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford MidCap Value HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Banks - 3.5%
214	Beneficial Mutual Bancorp, Inc. ●	$1,916
183	Comerica, Inc.	6,795
537	Huntington Bancshares, Inc.	3,047
1,580	Popular, Inc. ●	4,583
183	Susquehanna Bancshares, Inc.	1,540
189	Umpqua Holdings Corp.	2,144
		20,025
	Capital Goods - 13.7%
142	AGCO Corp. ●	5,536
170	AMETEK, Inc.	8,135
427	Barnes Group, Inc.	7,517
120	Dover Corp.	6,239
100	Esterline Technologies Corp. ●	5,739
110	Hubbell, Inc. Class B	5,568
276	Pentair, Inc.	9,265
103	Teledyne Technologies, Inc. ●	4,117
278	Terex Corp. ●	6,369
321	Textron, Inc.	6,594
191	Thomas & Betts Corp. ●	7,843
99	URS Corp. ●	3,749
		76,671
	Consumer Durables & Apparel - 4.6%
248	Mattel, Inc.	5,827
297	MDC Holdings, Inc.	8,633
337	Toll Brothers, Inc. ●	6,414
62	V.F. Corp.	5,015
		25,889
	Consumer Services - 1.0%
79	DeVry, Inc.	3,902
703	Thomas Cook Group plc	1,901
		5,803
	Diversified Financials - 9.2%
68	Affiliated Managers Group, Inc. ●	5,320
302	Ameriprise Financial, Inc.	14,303
342	Invesco Ltd.	7,263
654	PHH Corp. ●	13,780
216	Solar Capital Ltd.	4,643
452	Solar Cayman Ltd. ⌂●†	179
381	TD Ameritrade Holding Corp. ●	6,148
		51,636
	Energy - 6.2%
145	Cabot Oil & Gas Corp.	4,369
149	Cie Gen Geophysique SP ADR ●	3,259
224	Cobalt International Energy ●	2,135
112	Consol Energy, Inc.	4,129
90	ENSCO International plc	4,008
127	Newfield Exploration Co. ●	7,272
72	Overseas Shipholding Group, Inc.	2,464
269	Quicksilver Resources, Inc. ●	3,393
206	SBM Offshore N.V.	3,903
		34,932
	Food, Beverage & Tobacco - 2.6%
58	Bunge Ltd. Finance Corp.	3,402
2,342	China Agri-Industries Holdings	3,323
124	Molson Coors Brewing Co.	5,846
1,047	PureCircle Ltd. ●	2,466
		15,037
	Health Care Equipment & Services - 4.0%
271	Amerisource Bergen Corp.	8,309
332	CIGNA Corp.	11,879
194	Team Health Holdings ●	2,504
		22,692
	Insurance - 8.8%
98	Everest Re Group Ltd.	8,474
188	Fidelity National Financial, Inc.	2,949
205	Platinum Underwriters Holdings Ltd.	8,900
265	Principal Financial Group, Inc.	6,874
230	Reinsurance Group of America, Inc.	11,083
497	Unum Group	11,013
		49,293
	Materials - 9.4%
83	Agrium U.S., Inc.	6,202
76	CF Industries Holdings, Inc.	7,286
125	FMC Corp.	8,531
105	Greif, Inc.	6,160
324	Methanex Corp.	7,937
256	Owens-Illinois, Inc. ●	7,186
858	Rexam plc	4,145
132	Sino Forest Corp. ■●	2,199
187	Sino Forest Corp. Class A ●	3,113
		52,759
	Media - 4.0%
508	CBS Corp. Class B	8,062
630	Virgin Media, Inc.	14,505
		22,567
	Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
345	Alkermes, Inc. ●	5,053
222	Endo Pharmaceuticals Holdings, Inc. ●	7,369
393	Impax Laboratories, Inc. ●	7,786
		20,208
	Real Estate - 5.6%
112	AMB Property Corp.	2,970
505	BR Malls Participacoes S.A.	4,173
908	BR Properties S.A.	8,747
464	Duke Realty, Inc.	5,373
147	Iguatemi Emp de Shopping	3,275
222	Multiplan Empreendimentos Imobiliarios S.A.	4,717
98	RioCan Real Estate Investment Trust	2,185
		31,440
	Retailing - 4.6%
141	American Eagle Outfitters, Inc.	2,103
148	AnnTaylor Stores Corp. ●	2,994
5,788	Buck Holdings L.P. ⌂●†	13,829
126	Ross Stores, Inc.	6,882
		25,808
	Semiconductors & Semiconductor Equipment - 2.2%
71	Linear Technology Corp.	2,166
363	Varian Semiconductor Equipment Associates,
	Inc. ●	10,454
		12,620
	Software & Services - 1.9%
92	BMC Software, Inc. ●	3,728
195	Check Point Software Technologies Ltd. ADR ●	7,191
		10,919

1

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Technology Hardware & Equipment - 4.3%
490	Arrow Electronics, Inc. ●		$13,103
398	Flextronics International Ltd. ●		2,402
8,391	Kingboard Laminates Holdings		8,499
			24,004
	Transportation - 3.2%
460	All America Latina Logistica S.A.		4,696
1,142	Delta Air Lines, Inc. ●		13,287
			17,983
	Utilities - 6.6%
832	N.V. Energy, Inc.		10,935
311	Northeast Utilities		9,208
200	UGI Corp.		5,719
171	Westar Energy, Inc.		4,134
124	Wisconsin Energy Corp.		7,167
			37,163
	Total common stocks
	(cost $474,917)		$557,449

	Total long-term investments
	(cost $474,917)		$557,449

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $1,211,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038 -
	2040, value of $1,235)
$1,211	0.30%, 09/30/2010		$1,211
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $209,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $213)
209	0.25%, 09/30/2010		209
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $3,800,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $3,876)
3,800	0.28%, 09/30/2010		3,800
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$5, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $5)
5	0.22%, 09/30/2010		5
			5,225
	Total short-term investments
	(cost $5,225)		$5,225

	Total investments
	(cost $480,142) ▲	99.9%	$562,674
	Other assets and liabilities	0.1%	487
	Total net assets	100.0%	$563,161

2

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.2% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $491,645 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$95,636
Unrealized Depreciation	(24,607)
Net Unrealized Appreciation	$71,029

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at September 30, 2010, was $14,008, which represents 2.49% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2010, was $2,199, which represents 0.39% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	5,788	Buck Holdings L.P.	$4,949
03/2007	452	Solar Cayman Ltd. - 144A	336

The aggregate value of these securities at September 30, 2010 was $14,008 which represents 2.49% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2010

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	RBS Securities	Sell	$278	$278	10/05/2010	$–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$557,449	$521,670	$21,771	$14,008
Short-Term Investments	5,225	–	5,225	–
Total	$562,674	$521,670	$26,996	$14,008
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2010
Assets:
Common Stock	$15,586	$1,298	$4,301	*	$—	$—	$(7,177)	$—	$—	$14,008
Total	$15,586	$1,298	$4,301		$—	$—	$(7,177)	$—	$—	$14,008

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $4,301.

4

Hartford Money Market HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT- 9.5%
	Commercial Banking - 4.6%
	Barclays Bank plc
$14,250	0.23%, 12/09/2010	$14,250
17,125	0.59%, 06/13/2011 Δ	17,125
	Rabobank USA
17,000	0.36%, 10/29/2010	17,000
	Svenska Handelsbanken, Inc.
14,000	0.27%, 11/12/2010	14,000
14,500	0.46%, 12/09/2010	14,501
	UBS AG
17,400	0.44%, 12/09/2010 Δ	17,405
14,000	0.48%, 11/12/2010 Δ	14,004
	Westpac Banking Corp.
22,750	0.31%, 10/19/2010 Δ	22,751
		131,036
	Depository Credit - Banking - 2.5%
	Deutsche Bank AG
14,000	0.27%, 01/07/2011	14,000
	Toronto-Dominion Bank
28,250	0.26%, 11/05/2010 Δ	28,250
	Toronto-Dominion Holdings
26,000	0.26%, 10/27/2010	26,001
		68,251
	International Trade Financing (Foreign Banks) - 1.0%
	Royal Bank of Canada
8,000	0.26%, 01/21/2011 Δ	8,000
20,000	0.28%, 10/18/2010	20,000
		28,000
	Other Financial Investment Activities - 0.7%
	BNP Paribas Finance
20,000	0.42%, 03/21/2011	20,000

	Securities and Commodity Contracts and Brokerage – 0.7%
	Credit Suisse First Boston New York
20,000	0.46%, 04/21/2011 Δ	20,014

	Total certificates of deposit
	(cost $267,301)	$267,301

COMMERCIAL PAPER - 54.4%
	Beverage Manufacturing - 2.1%
	Coca Cola Co.
$22,500	0.24%, 10/12/2010	$22,498
14,750	0.25%, 01/19/2011	14,739
19,250	0.28%, 10/07/2010	19,249
		56,486
	Commercial Banking - 13.7%
	Commonwealth Bank of Australia
22,000	0.24%, 12/10/2010	21,989
10,250	0.25%, 11/30/2010	10,246
	Nordea North America
14,250	0.19%, 10/05/2010	14,250
12,750	0.24%, 11/17/2010	12,746
15,250	0.25%, 12/17/2010	15,242
	Old Line Funding LLC
27,250	0.26%, 12/07/2010 - 12/08/2010 ■	27,237
21,000	0.27%, 12/02/2010 ■	20,990
8,000	0.30%, 01/20/2011 ■	7,993
	Rabobank USA
11,750	0.24%, 11/15/2010	11,746
8,250	0.32%, 10/06/2010	8,250
	Standard Chartered Bank
14,250	0.00%, 10/01/2010 ■	14,250
14,250	0.27%, 10/25/2010 ■	14,247
14,250	0.31%, 12/08/2010 ■	14,242
	State Street Corp.
36,000	0.35%, 12/03/2010 - 03/21/2011	35,957
31,750	0.49%, 10/07/2010 - 11/04/2010	31,741
	U.S. Bank NA
17,000	0.22%, 11/19/2010	16,995
15,000	0.24%, 10/26/2010	14,997
	UBS Finance LLC
15,250	0.17%, 10/08/2010	15,249
	United Technology Corp.
28,250	0.17%, 10/07/2010 ■	28,249
11,250	0.18%, 10/25/2010 ■	11,249
	Westpac Banking Corp.
13,250	0.26%, 11/04/2010 ■	13,247
10,000	0.39%, 10/05/2010 ■	9,999
		371,111
	Computer and Peripheral Equipment Manufacturing – 1.5%
	Hewlett-Packard Co.
28,000	0.17%, 10/07/2010 ■	27,999
13,500	0.18%, 10/06/2010 ■	13,500
		41,499
	Consumer Lending - 2.6%
	Straight-A Funding LLC
10,750	0.22%, 10/01/2010 ■ ○	10,750
14,250	0.22%, 10/12/2010	14,249
17,516	0.25%, 12/09/2010	17,507
17,750	0.26%, 11/10/2010 ■	17,745
10,250	0.38%, 10/01/2010 ■ ○	10,250
		70,501
	Depository Credit - Banking - 2.7%
	Bank of Nova Scotia
14,500	0.26%, 11/18/2010	14,495
31,700	0.29%, 10/08/2010 - 10/13/2010	31,697
	Deutsche Bank
14,000	0.31%, 02/11/2011	13,984
	Deutsche Bank Financial LLC
14,000	0.27%, 11/08/2010	13,996
		74,172

1

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMERCIAL PAPER - 54.4% - (continued)
	International Trade Financing (Foreign Banks) - 7.9%
	Australia & New Zealand Banking Group Ltd.
$24,500	0.37%, 10/28/2010 ■	$24,493
	European Investment Bank
27,750	0.18%, 11/01/2010	27,746
	Kreditanstalt fuer Wiederaufbau
15,000	0.20%, 10/29/2010 ■	14,998
19,000	0.25%, 10/26/2010 ■	18,996
21,500	0.26%, 11/15/2010 ■	21,493
	Queensland Treasury Corp.
20,000	0.17%, 10/26/2010	19,998
20,500	0.20%, 10/15/2010	20,498
28,750	0.22%, 10/12/2010	28,748
	Societe De Prise Participation
24,500	0.24%, 12/01/2010	24,490
16,250	0.36%, 10/06/2010	16,249
		217,709
	Motor Vehicle Parts Manufacturing - 2.1%
	Wal-Mart Stores, Inc.
12,250	0.17%, 10/07/2010	12,250
16,000	0.18%, 10/08/2010	15,999
28,750	0.20%, 10/18/2010 ■	28,747
		56,996
	Natural Gas Distribution - 1.6%
	Conocophillips
10,750	0.24%, 10/12/2010 ■	10,749
34,365	0.26%, 11/16/2010 - 12/08/2010 ■	34,351
		45,100
	Nondepository Credit Banking - 2.9%
	General Electric Capital Corp.
27,000	0.22%, 10/26/2010	26,996
14,750	0.33%, 10/08/2010	14,749
	Toyota Motor Credit Corp.
22,250	0.28%, 12/13/2010	22,237
16,000	0.33%, 01/14/2011	15,985
		79,967
	Other Financial Investment Activities - 6.7%
	Alpine Securitization Corp.
20,000	0.18%, 10/04/2010	20,000
35,500	0.23%, 10/19/2010 - 10/25/2010	35,496
	BNP Paribas Finance
16,500	0.30%, 11/22/2010	16,493
	Falcon Asset Securitization Co.
16,500	0.25%, 10/18/2010 ■	16,498
29,500	0.26%, 12/06/2010 - 12/15/2010 ■	29,484
10,000	0.27%, 01/25/2011 ■	9,991
	Sheffield Receivables Corp.
14,750	0.23%, 10/07/2010	14,749
13,900	0.27%, 12/06/2010	13,893
13,250	0.29%, 01/18/2011	13,238
13,750	0.35%, 10/12/2010	13,748
		183,590
	Pharmaceutical & Medicine Manufacturing - 3.0%
	Abbott Laboratories
15,500	0.15%, 10/04/2010 ■	15,500
12,500	0.21%, 11/08/2010 ■	12,497
	Merck & Co., Inc.
55,225	0.20%, 10/12/2010 - 11/17/2010	55,215
		83,212
	Securities and Commodity Contracts and Brokerage – 2.0%
	JP Morgan Chase Funding, Inc.
10,500	0.16%, 10/08/2010	10,500
14,000	0.24%, 12/20/2010	13,992
15,500	0.25%, 11/08/2010	15,496
15,500	0.26%, 10/25/2010	15,497
		55,485
	Soap, Cleaning Compound, Toiletries Manufacturing – 2.0%
	Procter & Gamble Co.
17,000	0.19%, 11/09/2010 ■	16,997
22,500	0.21%, 10/05/2010 ■	22,499
16,000	0.26%, 11/19/2010 ■	15,994
		55,490
	Sovereign Foreign Governments - 3.6%
	British Columbia (Province of)
12,000	0.24%, 01/21/2011	11,991
17,000	0.38%, 11/08/2010	16,993
31,700	0.40%, 11/24/2010 - 12/01/2010	31,679
	Ontario (Province of)
14,500	0.19%, 10/05/2010	14,500
	Quebec (Province of)
22,500	0.33%, 10/15/2010	22,497
		97,660

	Total commercial paper
	(cost $1,488,978)	$1,488,978

CORPORATE NOTES - 4.6%
	Commercial Banking - 0.5%
	Rabobank Netherlands
$14,500	0.63%, 08/05/2011 ■ Δ	$14,525

	Depository Credit - Banking - 0.8%
	Wells Fargo & Co.
21,750	0.63%, 01/12/2011 Δ	21,762

	International Trade Financing (Foreign Banks) - 1.0%
	International Bank for Reconstruction &
	Development
28,000	0.19%, 11/01/2010	27,995

	Other Financial Investment Activities - 2.0%
	International Finance Corp.
15,250	0.17%, 10/29/2010	15,248
18,500	0.18%, 10/05/2010	18,500

2

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE NOTES - 4.6% - (continued)
	Other Financial Investment Activities - 2.0% - (continued)
	International Finance Corp. - (continued)
$21,250	0.19%, 10/13/2010	$21,249
		54,997
	Sovereign Foreign Governments - 0.3%
	Ontario (Province of)
8,000	0.35%, 02/22/2011	8,076

	Total corporate notes
	(cost $127,355)	$127,355

OTHER POOLS AND FUNDS - 1.5%
42,001	JP Morgan U.S. Government Money Market
	Fund	$42,001
–	State Street Bank U.S. Government Money
	Market Fund	–
–	Wells Fargo Advantage Government Money
	Market Fund	–

	Total other pools and funds
	(cost $42,001)	$42,001

REPURCHASE AGREEMENTS - 2.5%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 10/01/2010 in
	the amount of $16,768, collateralized by
	U.S. Treasury Bill 0.88%, 2011, value
	of $17,119)
$16,768	0.17% dated 09/30/2010	$16,768
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing
	on 10/01/2010 in the amount of $13,513,
	collateralized by U.S. Treasury Bill
	1.00%, 2011, U.S. Treasury Note 4.63%,
	2016, value of $13,784)
13,513	0.20% dated 09/30/2010	13,513
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $39,226,
	collateralized by U.S. Treasury Note
	3.38%, 2019, value of $40,011)
39,226	0.22% dated 09/30/2010	39,226

	Total repurchase agreements
	(cost $69,507)	$69,507

U.S. GOVERNMENT AGENCIES - 7.4%
	Federal Home Loan Mortgage Corp. - 4.0%
$23,500	0.17%, 12/20/2010	$23,491
13,552	0.18%, 12/08/2010	13,547
60,000	0.19%, 10/18/2010 - 12/13/2010	59,983
12,225	0.20%, 12/14/2010	12,220
		109,241
	Federal National Mortgage Association - 3.4%
28,750	0.17%, 10/27/2010		28,746
67,200	0.19%, 10/20/2010 - 12/15/2010		67,180
			95,926
	Total U.S. government agencies
	(cost $205,167)		$205,167

U.S. GOVERNMENT SECURITIES - 7.0%
	Other Direct Federal Obligations - 3.4%
	Federal Home Loan Bank
$11,700	0.14%, 10/06/2010		$11,700
25,000	0.16%, 10/22/2010		24,998
56,250	0.17%, 10/08/2010 - 11/03/2010		56,244
			92,942
	U.S. Treasury Notes - 3.6%
100,000	0.14%, 01/20/2011		99,958

	Total U.S. government securities
	(cost $192,900)		$192,900

U.S. TREASURY BILLS - 13.1%
$56,250	0.13%, 10/28/2010		$56,245
243,000	0.14%, 10/21/2010 - 01/13/2011		242,943
60,000	0.14%, 10/07/2010 ○		59,998

	Total U.S. treasury bills
	(cost $359,186)		$359,186

	Total investments
	(cost $2,752,395) ▲	100.0%	$2,752,395
	Other assets and liabilities	–%	387
	Total net assets	100.0%	$2,752,782

3

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 18.2% of total net assets atSeptember 30, 2010.

▲	Also represents cost for tax purposes. Δ Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2010.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2010.

■
 Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At September 30, 2010, the aggregate value of these securities was $549,759, which represents 19.97% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Certificates of Deposit	$267,301	$–	$267,301	$–
Commercial Paper	1,488,978	–	1,488,978	–
Corporate Notes	127,355	–	127,355	–
Other Pools and Funds	42,001	42,001	–	–
Repurchase Agreements	69,507	–	69,507	–
U.S. Government Agencies	205,167	–	205,167	–
U.S. Government Securities	192,900	–	192,900	–
U.S. Treasury Bills	359,186	–	359,186	–
Total	$2,752,395	$42,001	$2,710,394	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.

4

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Automobiles & Components - 0.7%
174	Amerigon, Inc. ●	$1,790
164	Dana Holding Corp. ●	2,026
106	Tenneco Automotive, Inc. ●	3,062
54	Tesla Motors, Inc. ●	1,089
		7,967
	Banks - 1.1%
172	Boston Private Financial Holdings, Inc.	1,127
66	Columbia Banking Systems, Inc.	1,293
57	Danvers Bancorp, Inc.	872
107	East West Bancorp, Inc.	1,744
237	Flushing Financial Corp.	2,740
73	Hudson Valley Holding Corp.	1,427
179	MGIC Investment Corp. ●	1,655
46	Signature Bank ●	1,780
39	Southside Bancshares, Inc.	731
		13,369
	Capital Goods - 10.0%
54	A.O. Smith Corp.	3,120
37	Aaon, Inc.	875
61	Acuity Brands, Inc.	2,701
326	Aecom Technology Corp. ●	7,911
274	AerCap Holdings N.V. ●	3,245
36	AGCO Corp. ●	1,385
187	Altra Holdings, Inc. ●	2,749
48	Applied Industrial Technologies, Inc.	1,466
65	Applied Signal Technology	1,607
844	ArvinMeritor, Inc. ●	13,111
53	AZZ, Inc.	2,271
393	Beacon Roofing Supply, Inc. ●	5,722
58	Carlisle Cos., Inc.	1,750
118	Ceradyne, Inc. ●	2,744
97	Chart Industries, Inc. ●	1,966
44	Crane Co.	1,664
157	Dycom Industries, Inc. ●	1,568
49	EMCOR Group, Inc. ●	1,213
57	Esterline Technologies Corp. ●	3,285
191	GrafTech International Ltd. ●	2,992
66	Harsco Corp.	1,622
100	Kaydon Corp.	3,443
48	Lennox International, Inc.	2,010
23	Lindsay Corp.	998
42	Michael Baker Corp. ●	1,388
128	Moog, Inc. Class A ●	4,531
53	Powell Industries, Inc. ●	1,662
233	Regal-Beloit Corp.	13,702
168	RSC Holdings, Inc. ●	1,252
395	Rush Enterprises, Inc. ●	6,055
57	TAL International Group, Inc.	1,385
65	Teledyne Technologies, Inc. ●	2,574
53	Textainer Group Holdings Ltd.	1,428
43	TransDigm Group, Inc.	2,649
72	Trex Co., Inc. ●	1,378
380	United Rentals, Inc. ●	5,642
726	Wabash National Corp. ●	5,876
51	Woodward Governor Co.	1,646
		122,586
	Commercial & Professional Services - 3.5%
11	Advisory Board Co. ●	478
234	APAC TeleServices, Inc. ●	1,324
22	Consolidated Graphics, Inc. ●	895
712	Corrections Corp. of America ●	17,570
82	Deluxe Corp.	1,571
443	Knoll, Inc.	6,864
604	Sykes Enterprises, Inc. ●	8,207
81	Towers Watson & Co.	4,005
30	United Stationers, Inc. ●	1,585
		42,499
	Consumer Durables & Apparel - 5.8%
464	Brunswick Corp.	7,056
460	Carter's, Inc. ●	12,119
45	Columbia Sportswear Co.	2,636
24	Crocs, Inc. ●	317
356	Eastman Kodak Co. ●	1,496
553	Hanesbrands, Inc. ●	14,313
88	Iconix Brand Group, Inc. ●	1,538
313	Jarden Corp.	9,752
240	Liz Claiborne, Inc. ●	1,461
66	Polaris Industries, Inc.	4,308
424	Quiksilver, Inc. ●	1,658
405	Tempur-Pedic International, Inc. ●	12,564
32	True Religion Apparel, Inc. ●	689
31	Warnaco Group, Inc. ●	1,570
		71,477
	Consumer Services - 5.4%
46	Bally Technologies, Inc. ●	1,594
430	Cheesecake Factory, Inc. ●	11,384
872	Domino's Pizza UK & IRL plc	6,433
454	Grand Canyon Education, Inc. ●	9,956
87	Home Inns & Hotels Management, Inc. ●	4,299
85	K12, Inc. ●	2,453
80	Lincoln Educational Services Corp. ●	1,157
933	Navitas Ltd.	3,830
83	P.F. Chang's China Bistro, Inc.	3,845
255	Penn National Gaming, Inc. ●	7,541
82	Regis Corp.	1,563
41	Steiner Leisure Ltd. ●	1,543
24	Strayer Education, Inc.	4,101
115	Texas Roadhouse, Inc. ●	1,619
171	Wyndham Worldwide Corp.	4,694
		66,012
	Diversified Financials - 1.8%
303	BGC Partners, Inc.	1,806
123	Compass Diversified Holdings	1,986
401	Cowen Group, Inc. Class A ●	1,318
80	Dollar Financial Corp. ●	1,672
90	Ezcorp, Inc. ●	1,798
150	Fifth Street Finance Corp.	1,668
111	Knight Capital Group, Inc. ●	1,377
113	Stifel Financial ●	5,219
210	Uranium Participation Corp. ●	1,330
64	Waddell and Reed Financial, Inc. Class A	1,762
37	World Acceptance Corp. ●	1,619
		21,555
	Energy - 4.3%
49	Berry Petroleum Co.	1,564
252	BPZ Resources, Inc. ●	965
108	Cobalt International Energy ●	1,034
129	Complete Production Services, Inc. ●	2,628
444	CVR Energy, Inc. ●	3,659
202	Dril-Quip, Inc. ●	12,561

1

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Energy - 4.3% - (continued)
151	Harvest Natural Resources, Inc. ●	$1,568
151	Karoon Gas Australia Ltd. ●	1,107
629	Kodiak Oil & Gas Corp. ●	2,133
91	Oceaneering International, Inc. ●	4,878
182	Overseas Shipholding Group, Inc.	6,257
105	Petroleum Development Corp. ●	2,906
196	Rosetta Resources, Inc. ●	4,595
43	SM Energy Co.	1,604
50	Swift Energy Co. ●	1,396
280	Vaalco Energy, Inc. ●	1,607
764	Vantage Drilling Co. ●	1,222
157	W&T Offshore, Inc.	1,664
		53,348
	Food, Beverage & Tobacco - 2.0%
199	Cental Euro Distribution Corp. ●	4,436
332	Darling International, Inc. ●	2,825
406	Green Mountain Coffee Roasters ●	12,669
201	Viterra, Inc. ●	1,751
131	Zhongpin, Inc. ●	2,131
		23,812
	Health Care Equipment & Services - 9.8%
74	Accretive Health, Inc. ●	803
358	Allscripts Healthcare Solutions, Inc. ●	6,614
441	American Medical Systems Holdings ●	8,628
85	AmSurg Corp. ●	1,484
193	Angiodynamics, Inc. ●	2,939
96	Corvel Corp. ●	4,058
188	Cyberonics, Inc. ●	5,009
235	Dexcom, Inc. ●	3,111
81	Ensign Group, Inc.	1,447
521	Fleury S.A. ●	6,463
59	Greatbatch, Inc. ●	1,366
61	Hanger Orthopedic Group, Inc. ●	884
353	HealthSouth Corp. ●	6,784
239	Healthspring, Inc. ●	6,181
37	ICU Medical, Inc. ●	1,387
58	LHC Group, Inc. ●	1,343
255	Lincare Holdings, Inc.	6,406
104	Masimo Corp.	2,832
26	MEDNAX, Inc. ●	1,407
92	Orthofix International N.V. ●	2,903
369	Owens & Minor, Inc.	10,492
106	Quidel Corp. ●	1,165
261	SXC Health Solutions Corp. ●	9,502
118	Symmetry Medical, Inc. ●	1,139
246	Team Health Holdings ●	3,170
46	Triple-S Management Corp., Class B ●	783
64	U.S. Physical Therapy, Inc. ●	1,064
421	Volcano Corp. ●	10,938
186	Wellcare Health Plans, Inc. ●	5,387
122	Zoll Medical Corp. ●	3,931
		119,620
	Household & Personal Products - 1.2%
148	China-Biotics, Inc. ●	1,632
125	Herbalife Ltd.	7,554
180	Nu Skin Enterprises, Inc. Class A	5,175
		14,361
	Insurance - 0.9%
36	Allied World Assurance Holdings Ltd.	2,054
122	Amerisafe, Inc. ●	2,295
276	Assured Guaranty Ltd.	4,717
36	Platinum Underwriters Holdings Ltd.	1,562
		10,628
	Materials - 3.1%
55	Allied Nevada Gold Corp. ●	1,449
37	AptarGroup, Inc.	1,672
108	Georgia Gulf Corp. ●	1,760
1,707	Huabao International Holdings Ltd.	2,649
161	Jaguar Mining, Inc. ●	1,046
2	LSB Industries, Inc. ●	43
56	Molycorp, Inc. ●	1,593
241	New Gold, Inc. ●	1,625
140	Olin Corp.	2,815
48	Rock Tenn Co. Class A	2,377
536	Silgan Holdings, Inc.	16,980
138	Stillwater Mining Co. ●	2,329
95	Winpak Ltd.	997
		37,335
	Media - 0.2%
222	LodgeNet Interactive Corp. ●	621
67	Stroer Out-of-Home Media AG ●	1,994
		2,615
	Pharmaceuticals, Biotechnology & Life Sciences - 9.9%
340	Alkermes, Inc. ●	4,981
83	AMAG Pharmaceuticals, Inc. ●	1,430
306	Arena Pharmaceuticals, Inc. ●	480
93	Auxilium Pharmaceuticals, Inc. ●	2,316
192	Bruker Corp. ●	2,697
324	Cadence Pharmaceuticals, Inc. ●	2,701
130	Celera Corp. ●	878
283	Celldex Therapeutics, Inc. ●	1,130
294	Cubist Pharmaceuticals, Inc. ●	6,879
189	Cytokinetics, Inc. ●	500
242	Icon plc ADR ●	5,235
609	Incyte Corp. ●	9,736
222	Inspire Pharmaceuticals, Inc. ●	1,323
63	Martek Biosciences Corp. ●	1,424
383	Medicines Co. ●	5,444
68	Momenta Pharmaceuticals, Inc. ●	1,023
251	Onyx Pharmaceuticals, Inc. ●	6,631
505	PAREXEL International Corp. ●	11,692
493	Pharmaceutical Product Development, Inc.	12,227
199	Pharmasset, Inc. ●	5,871
428	Regeneron Pharmaceuticals, Inc. ●	11,717
355	Rigel Pharmaceuticals, Inc. ●	2,986
320	Salix Pharmaceuticals Ltd. ●	12,716
604	Seattle Genetics, Inc. ●	9,373
		121,390
	Real Estate - 1.1%
423	Anworth Mortgage Asset Corp.	3,015
119	Capstead Mortgage Corp.	1,293
106	Colonial Properties Trust	1,713
88	DuPont Fabros Technology, Inc.	2,213
52	Hatteras Financial Corp.	1,486
156	Medical Properties Trust, Inc.	1,578
325	MFA Mortgage Investments, Inc.	2,481
		13,779
	Retailing - 5.0%
62	Big Lots, Inc. ●	2,048

2

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Retailing - 5.0% - (continued)
368	Brown (N) Group plc	$1,345
64	Cato Corp.	1,703
210	Children's Place Retail Stores, Inc. ●	10,255
77	Citi Trends, Inc. ●	1,864
92	Core-Mark Holding Co., Inc. ●	2,849
1,344	Debenhams plc	1,383
280	Dick's Sporting Goods, Inc. ●	7,863
115	DSW, Inc. ●	3,306
39	Guess?, Inc.	1,601
59	Gymboree Corp. ●	2,452
270	Hot Topic, Inc.	1,617
69	Joseph A. Bank Clothiers, Inc. ●	2,954
296	LKQ Corp. ●	6,151
116	Nutri/System, Inc.	2,234
109	OfficeMax, Inc. ●	1,422
134	Overstock.com, Inc. ●	2,113
146	Shutterfly, Inc. ●	3,784
77	Ulta Salon, Cosmetics & Fragrances, Inc. ●	2,257
61	Zumiez, Inc. ●	1,291
		60,492
	Semiconductors & Semiconductor Equipment - 5.5%
646	Applied Micro Circuits Corp. ●	6,456
308	Atheros Communications, Inc. ●	8,107
42	Cabot Microelectronics Corp. ●	1,336
154	Cavium Networks, Inc. ●	4,433
44	Cymer, Inc. ●	1,631
364	GT Solar International, Inc. ●	3,049
243	MIPS Technologies, Inc. Class A ●	2,360
159	Netlogic Microsystems, Inc. ●	4,374
274	OmniVision Technologies, Inc. ●	6,319
240	ON Semiconductor Corp. ●	1,732
180	PMC - Sierra, Inc. ●	1,326
169	Power Integrations, Inc.	5,374
379	RF Micro Devices, Inc. ●	2,326
871	Skyworks Solutions, Inc. ●	18,006
50	Tessera Technologies, Inc. ●	923
		67,752
	Software & Services - 11.8%
71	Ariba, Inc. ●	1,335
446	Art Technology Group, Inc. ●	1,841
127	AsiaInfo-Linkage, Inc. ●	2,513
132	Commvault Systems, Inc. ●	3,424
139	Concur Technologies, Inc. ●	6,895
106	Constant Contact, Inc. ●	2,265
120	CSG Systems International, Inc. ●	2,192
106	Envestnet, Inc. ●	1,106
82	Equinix, Inc. ●	8,353
272	GSI Commerce, Inc. ●	6,729
459	Informatica Corp. ●	17,629
189	j2 Global Communications, Inc. ●	4,502
141	JDA Software Group, Inc. ●	3,587
18	Mercadolibre, Inc. ●	1,321
130	Net 1 UEPS Technologies, Inc. ●	1,499
68	Nuance Communications, Inc. ●	1,059
490	Parametric Technology Corp. ●	9,573
46	Progress Software Corp. ●	1,509
118	QLIK Technologies, Inc. ●	2,600
129	Quest Software, Inc. ●	3,176
74	Rackspace Hosting, Inc. ●	1,928
91	RightNow Technologies, Inc. ●	1,795
127	Rovi Corp. ●	6,426
347	Sapient Corp.	4,150
106	Solera Holdings, Inc.	4,689
74	Sourcefire, Inc. w/Rights ●	2,146
340	SuccessFactors, Inc. ●	8,546
187	The Knot, Inc. ●	1,705
411	Tibco Software, Inc. ●	7,288
65	TiVo, Inc. ●	591
60	Totvs S.A.	4,556
329	United Online, Inc.	1,883
195	VeriFone Systems, Inc. ●	6,066
114	Vistaprint N.V. ●	4,396
116	Websense, Inc. ●	2,056
106	Wright Express Corp. ●	3,767
		145,096
	Technology Hardware & Equipment - 9.2%
2,188	AAC Acoustic Technologies	4,754
105	Acme Packet, Inc. ●	3,987
130	Arris Group, Inc. ●	1,268
358	Aruba Networks, Inc. ●	7,630
228	Brocade Communications Systems, Inc. ●	1,330
162	CommScope, Inc. ●	3,855
215	Comverse Technology, Inc. ●	1,447
161	Emulex Corp. ●	1,677
108	Fabrinet ●	1,710
521	Finisar Corp. ●	9,784
62	Interdigital, Inc. ●	1,834
644	Jabil Circuit, Inc.	9,276
154	Lexmark International, Inc. ADR ●	6,871
88	Multi-Fineline Electronix, Inc. ●	1,929
62	Netgear, Inc. ●	1,675
165	Oplink Communications, Inc. ●	3,276
34	Osi Systems, Inc. ●	1,232
58	Park Electrochemical Corp.	1,528
95	Plantronics, Inc.	3,197
141	Plexus Corp. ●	4,142
434	Polycom, Inc. ●	11,826
361	Riverbed Technology, Inc. ●	16,462
756	Sanmina-Sci Corp. ●	9,131
110	Xyratex Ltd. ●	1,625
		111,446
	Telecommunication Services - 1.2%
32	AboveNet, Inc. ●	1,683
45	Atlantic Tele-Network, Inc.	2,196
822	MetroPCS Communications, Inc. ●	8,593
116	Neutral Tandem, Inc. ●	1,382
43	NTELOS Holdings Corp.	725
32	Syniverse Holdings, Inc. ●	723
		15,302
	Transportation - 4.2%
118	Allegiant Travel Co.	5,011
183	Copa Holdings S.A. Class A	9,885
282	J.B. Hunt Transport Services, Inc.	9,773
28	Kirby Corp. ●	1,134
661	Localiza Rent a Car S.A.	11,012
66	Marten Transport Ltd. ●	1,521
308	Old Dominion Freight Line, Inc. ●	7,830
114	UAL Corp. ●	2,693
114	Werner Enterprises, Inc.	2,326
		51,185

3

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Utilities - 0.6%
77	Portland General Electric Co.	$1,566
125	UniSource Energy Corp.	4,189
61	Westar Energy, Inc.	1,475
		7,230
	Total common stocks
	(cost $1,070,638)	$1,200,856

PREFERRED STOCKS - 0.1%
	Consumer Durables & Apparel - 0.1%
14	Callaway Golf Co., 7.50% ۞	$1,575

	Total preferred stocks
	(cost $1,530)	$1,575

EXCHANGE TRADED FUNDS - 0.6%
	Other Investment Pools and Funds - 0.6%
99	iShares Russell 2000 Growth Index Fund	$7,384

	Total exchange traded funds
	(cost $6,737)	$7,384

	Total long-term investments
	(cost $1,078,905)	$1,209,815

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $2,522,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038
	- 2040, value of $2,572)
$2,522	0.30%, 09/30/2010	$2,522
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $435,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $443)
435	0.25%, 09/30/2010	435
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $7,912,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $8,071)
7,912	0.28%, 09/30/2010	7,912
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$ 10, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $10)
10	0.22%, 09/30/2010	10
		10,879
	U.S. Treasury Bills - 0.0%
$260	0.15%, 10/14/2010 ○		$260

	Total short-term investments
	(cost $11,139)		$11,139

	Total investments
	(cost $1,090,044) ▲	99.9%	$1,220,954
	Other assets and liabilities	0.1%	1,501
	Total net assets	100.0%	$1,222,455

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.2% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

4

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $1,111,675 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$164,369
Unrealized Depreciation	(55,090)
Net Unrealized Appreciation	$109,279

●	Currently non-income producing.

۞	Convertible security.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

Foreign Currency Contracts Outstanding at September 30, 2010

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Barclay Investment	Sell	$907	$826	10/05/2010	$(81)
Australian Dollar	Deutsche Bank Securities	Sell	3,825	3,283	10/05/2010	(542)
Australian Dollar	Deutsche Bank Securities	Buy	234	207	10/05/2010	27
Australian Dollar	Morgan Stanley	Buy	198	174	10/05/2010	24
Australian Dollar	UBS AG	Buy	736	733	10/01/2010	3
Australian Dollar	Westpac International	Buy	521	442	10/05/2010	79
Euro	Westpac International	Sell	520	520	10/04/2010	–
Hong Kong Dollar	CS First Boston	Buy	2,948	2,948	10/04/2010	–
						$(490)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$1,200,856	$1,179,355	$21,501	$–
Exchange Traded Funds	7,384	7,384	–	–
Preferred Stocks	1,575	–	1,575	–
Short-Term Investments	11,139	–	11,139	–
Total	$1,220,954	$1,186,739	$34,215	$–
Foreign Currency Contracts *	133	–	133	–
Total	$133	$–	$133	$–
Liabilities:
Foreign Currency Contracts *	623	–	623	–
Total	$623	$–	$623	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 99.1%
	Automobiles & Components - 2.6%
1,488	Ford Motor Co. ●	$18,207
845	Harley-Davidson, Inc.	24,020
406	Johnson Controls, Inc.	12,383
		54,610
	Banks - 4.4%
825	Banco Santander Brasil S.A.	11,363
344	BB&T Corp.	8,276
439	PNC Financial Services Group, Inc.	22,787
1,998	Wells Fargo & Co.	50,197
		92,623
	Capital Goods - 7.7%
268	3M Co.	23,247
238	European Aeronautic Defence and Space Co. N.V.	5,930
1,505	General Electric Co.	24,463
714	Ingersoll-Rand plc	25,486
984	Masco Corp.	10,833
530	PACCAR, Inc.	25,534
235	Rockwell Collins, Inc.	13,689
102	Siemens AG ADR	10,740
1,191	Textron, Inc.	24,480
		164,402
	Consumer Durables & Apparel - 0.9%
321	Stanley Black & Decker, Inc.	19,683

	Diversified Financials - 9.0%
301	Ameriprise Financial, Inc.	14,227
1,169	Discover Financial Services, Inc.	19,503
224	Goldman Sachs Group, Inc.	32,429
1,042	Invesco Ltd.	22,118
1,291	JP Morgan Chase & Co.	49,141
603	SEI Investments Co.	12,273
274	T. Rowe Price Group, Inc.	13,693
1,731	UBS AG ADR	29,472
		192,856
	Energy - 10.7%
383	Anadarko Petroleum Corp.	21,822
302	Baker Hughes, Inc.	12,857
200	BG Group plc	3,527
545	Chevron Corp.	44,181
1,095	Exxon Mobil Corp.	67,660
436	National Oilwell Varco, Inc.	19,389
313	Occidental Petroleum Corp.	24,539
303	Southwestern Energy Co. ●	10,139
557	Suncor Energy, Inc.	18,146
131	Ultra Petroleum Corp. ●	5,516
		227,776
	Food & Staples Retailing - 2.6%
839	CVS/Caremark Corp.	26,394
689	Kroger Co.	14,930
506	Sysco Corp.	14,417
		55,741
	Food, Beverage & Tobacco - 5.5%
760	General Mills, Inc.	27,763
1,110	Kraft Foods, Inc.	34,258
818	PepsiCo, Inc.	54,361
		116,382
	Health Care Equipment & Services - 4.3%
1,711	Boston Scientific Corp. ●	10,486
880	Medtronic, Inc.	29,547
327	St. Jude Medical, Inc. ●	12,864
684	UnitedHealth Group, Inc.	24,026
276	Zimmer Holdings, Inc. ●	14,428
		91,351
	Insurance - 2.4%
173	ACE Ltd.	10,077
642	Marsh & McLennan Cos., Inc.	15,488
503	Principal Financial Group, Inc.	13,032
530	Unum Group	11,742
		50,339
	Materials - 3.0%
60	CF Industries Holdings, Inc.	5,768
554	Dow Chemical Co.	15,210
785	Monsanto Co.	37,611
92	Mosaic Co.	5,400
		63,989
	Media - 2.0%
2,363	Comcast Corp. Class A	42,718

	Pharmaceuticals, Biotechnology & Life Sciences - 11.5%
275	Amgen, Inc. ●	15,161
273	Celgene Corp. ●	15,727
1,041	Daiichi Sankyo Co., Ltd.	21,227
90	Forest Laboratories, Inc. ●	2,796
177	Gilead Sciences, Inc. ●	6,307
298	Johnson & Johnson	18,483
274	Life Technologies Corp. ●	12,812
987	Merck & Co., Inc.	36,342
2,526	Pfizer, Inc.	43,366
109	Roche Holding AG	14,943
964	Shionogi & Co., Ltd.	17,614
741	UCB S.A.	25,669
379	Vertex Pharmaceuticals, Inc. ●	13,115
		243,562
	Retailing - 6.3%
10,986	Buck Holdings L.P. ⌂●†	26,247
528	Home Depot, Inc.	16,714
498	Kohl's Corp. ●	26,256
1,464	Lowe's Co., Inc.	32,634
508	Nordstrom, Inc.	18,897
553	Staples, Inc.	11,575
		132,323
	Semiconductors & Semiconductor Equipment - 3.3%
494	Analog Devices, Inc.	15,508
326	Broadcom Corp. Class A	11,544
545	Marvell Technology Group Ltd. ●	9,540
1,127	Maxim Integrated Products, Inc.	20,855
1,164	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	11,802
		69,249
	Software & Services - 7.8%
592	Accenture plc	25,171
301	Adobe Systems, Inc. ●	7,876
621	Automatic Data Processing, Inc.	26,101

1

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Software & Services - 7.8% - (continued)
439	Check Point Software Technologies Ltd.
	ADR ●	$16,194
637	eBay, Inc. ●	15,548
72	Google, Inc. ●	38,017
118	Microsoft Corp.	2,900
1,855	Western Union Co.	32,786
		164,593
	Technology Hardware & Equipment - 10.6%
237	Apple, Inc. ●	67,362
2,281	Cisco Systems, Inc. ●	49,943
593	Corning, Inc.	10,844
711	EMC Corp. ●	14,440
612	Hewlett-Packard Co.	25,726
1,269	Qualcomm, Inc.	57,248
		225,563
	Telecommunication Services - 1.0%
821	Vodafone Group plc ADR	20,372

	Transportation - 2.9%
159	FedEx Corp.	13,620
486	Kansas City Southern ●	18,196
452	United Parcel Service, Inc. Class B	30,157
		61,973
	Utilities - 0.6%
758	Companhia Energetica de Minas Gerais ADR	12,425
	Total common stocks
	(cost $1,966,329)	$2,102,530
WARRANTS - 0.0%
	Banks - 0.0%
459	Washington Mutual, Inc. Private Placement ⌂●†	$–
	Total warrants
	(cost $–)	$–

	Total long-term investments
	(cost $1,966,329)	$2,102,530

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $2,248,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038
	- 2040, value o f$2,293)
$2,248	0.30%, 09/30/2010	$2,248
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $388,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $395)
387	0.25%, 09/30/2010	387
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $7,053,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $7,194)
7,053	0.28%, 09/30/2010		7,053
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$9, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $9)
9	0.22%, 09/30/2010		9
			9,697
	Total short-term investments
	(cost $9,697)		$9,697

	Total investments
	(cost $1,976,026) ▲	99.6%	$2,112,227
	Other assets and liabilities	0.4%	8,245
	Total net assets	100.0%	$2,120,472

2

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)
Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.4% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $2,062,432 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$210,381
Unrealized Depreciation	(160,586)
Net Unrealized Appreciation	$49,795

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at September 30, 2010, was $26,247, which represents 1.24% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	10,986	Buck Holdings L.P.	$9,393
04/2008	459	Washington Mutual, Inc. Private Placement Warrants	–

The aggregate value of these securities at September 30, 2010 was $26,247 which represents 1.24% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2010

Description	Counterparty	Buy / Sell	Market Value	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	UBS AG	Sell	$689	$689	10/04/2010	$–
Euro	Westpac International	Sell	5,648	5,628	10/01/2010	(20)
Japanese Yen	BNP Paribas Securities	Buy	16,738	16,299	09/02/2011	439
Japanese Yen	Goldman Sachs	Buy	19,650	19,132	09/02/2011	518
Japanese Yen	Goldman Sachs	Sell	36,388	35,993	09/02/2011	(395)
						$542

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$2,102,530	$1,987,373	$88,910	$26,247
Warrants	–	–	–	–
Short-Term Investments	9,697	–	9,697	–
Total	$2,112,227	$1,987,373	$98,607	$26,247
Foreign Currency Contracts *	957	–	957	–
Total	$957	$–	$957	$–
Liabilities:
Foreign Currency Contracts *	415	–	415	–
Total	$415	$–	$415	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2010
Assets:
Common Stock	$22,973	$(29,001)	$35,754	*	$—	$—	$(3,479)	$—	$—	$26,247
Warrants	—	—	—		—	—	—	—	—	—
Total	$22,973	$(29,001)	$35,754		$—	$—	$(3,479)	$—	$—	$26,247

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $4,114.

4

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 9.1%
	Finance and Insurance - 9.1%
	Ally Automotive Receivables Trust
$1,900	3.00%, 10/15/2015 ■	$1,988
4,600	3.29%, 03/15/2015 ■	4,759
	Banc of America Commercial Mortgage, Inc.
2,300	5.48%, 01/15/2049	2,127
	Banc of America Large Loan
6,096	5.33%, 01/16/2017 ■	5,316
	Bank of America Automotive Trust
6,700	3.03%, 10/15/2016 ■	6,971
	Bayview Commercial Asset Trust
40,995	2.83%, 07/25/2037 ■►	3,571
	Bear Stearns Commercial Mortgage
	Securities, Inc.
52,753	4.07%, 07/11/2042 ⌂►	694
44,382	4.12%, 11/11/2041 ⌂►	517
11,820	5.81%, 06/12/2043	12,869
	CBA Commercial Small Balance
	Commercial Mortgage
56,976	5.43%, 06/25/2038 ⌂†Δ	4,914
30,902	5.53%, 07/25/2035 ⌂†Δ	1,661
	Chase Issuance Trust
6,920	5.12%, 10/15/2014	7,530
	Citibank Credit Card Issuance Trust
7,770	5.70%, 05/15/2013	7,937
	Citigroup Commercial Mortgage Trust
13,735	5.89%, 12/10/2049 Δ	13,606
6,293	5.92%, 03/15/2049 Δ	6,297
4,135	6.29%, 12/10/2049 Δ	3,896
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
10,180	5.32%, 12/11/2049	10,551
8,922	5.55%, 01/15/2046 Δ	9,617
4,325	5.62%, 10/15/2048	4,707
9,775	5.89%, 11/15/2044	10,566
	CNH Equipment Trust
6,322	2.90%, 11/17/2014 ○	6,084
	Commercial Mortgage Pass-Through
	Certificates
10,390	2.79%, 12/10/2049 Δ	11,309
8,760	4.72%, 03/10/2039	9,259
	Countrywide Home Loans, Inc.
28,988	6.00%, 10/25/2037 ⌂	27,311
	Credit Suisse Mortgage Capital Certificates
12,475	5.31%, 12/15/2039	12,977
6,040	5.34%, 12/15/2039	5,632
	Credit-Based Asset Servicing and
	Securitization
2,602	0.53%, 05/25/2036 ■Δ	1,626
	Crest Clarendon Street
5,780	0.77%, 12/28/2017 ■Δ	5,491
	Ford Credit Automotive Owner Trust
1,730	5.53%, 05/15/2016 ■	1,841
	Ford Credit Floorplan Master Owner Trust
6,225	1.50%, 09/15/2015 ☼	6,224
	GE Business Loan Trust
7,884	1.26%, 05/15/2034 ■Δ	2,463
	GE Capital Credit Card Master Note Trust
17,050	2.21%, 06/15/2016	17,468
6,220	3.69%, 07/15/2015	6,523
	Goldman Sachs Mortgage Securities Corp. II
8,570	5.56%, 11/10/2039	9,128
	Greenwich Capital Commercial Funding
	Corp.
10,395	5.44%, 03/10/2039 Δ	10,957
	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.
4,475	5.93%, 09/12/2017 Δ	4,109
	JP Morgan Automotive Receivable Trust
1,675	12.85%, 03/15/2012 ⌂†	503
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
4,889	4.72%, 01/15/2038	5,222
443,452	4.82%, 08/12/2037 ►	744
9,970	5.34%, 05/15/2047	10,369
4,530	5.40%, 05/15/2045	4,880
9,779	5.42%, 01/15/2049	10,174
369,426	5.42%, 05/12/2045 ►	4,861
11,920	5.43%, 12/12/2043	12,695
5,900	5.46%, 12/12/2043	5,610
3,615	5.48%, 12/15/2044 Δ	3,309
3,925	5.86%, 06/12/2043 Δ	3,654
	LB-UBS Commercial Mortgage Trust
7,560	5.42%, 02/15/2040 Δ	7,964
6,370	5.43%, 02/15/2040	6,663
	Lehman Brothers Small Balance
	Commercial
3,465	5.52%, 09/25/2030 ■	2,578
2,067	5.62%, 09/25/2036 ■	1,881
	Merrill Lynch Mortgage Trust
42,648	3.96%, 10/12/2041 ⌂►	456
2,860	5.11%, 07/12/2038 Δ	2,899
11,944	6.02%, 06/12/2050 Δ	11,489
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
7,300	5.20%, 12/12/2049	6,510
8,970	5.38%, 08/12/2048	8,944
6,435	5.48%, 03/12/2051 Δ	6,456
	Morgan Stanley Capital I
3,690	5.33%, 12/15/2043	4,020
	Morgan Stanley Dean Witter Capital I
15,286	0.00%, 08/25/2032 ⌂►†	–
	Morgan Stanley Reremic Trust
6,400	6.00%, 08/12/2045 ■Δ	5,902
	Nationstar Home Equity Loan Trust
211	0.00%, 03/25/2037 ⌂●Δ	–
	Popular ABS Mortgage Pass-Through Trust
3,162	4.75%, 12/25/2034	3,152
2,573	5.42%, 04/25/2035	1,748
	Renaissance Home Equity Loan Trust
3,566	5.36%, 05/25/2035	1,677
2,778	5.58%, 11/25/2036 Δ	2,212

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
9.1% - (continued)
	Finance and Insurance - 9.1% - (continued)
	Residential Funding Mortgage Securities, Inc.
$2,478	6.00%, 07/25/2037 ⌂	$2,217
	Sovereign Commercial Mortgage Securities
12,598	5.85%, 07/22/2030 ■Δ	13,071
	Swift Master Automotive Receivables Trust
7,010	0.91%, 10/15/2012 Δ	7,007
	Wachovia Bank Commercial Mortgage Trust
4,960	5.34%, 11/15/2048	4,923
3,301	5.51%, 04/15/2047	3,279
	Wamu Commercial Mortgage Securities
	Trust
19,570	6.30%, 03/23/2045 ■ΔΨ	9,965
	Wells Fargo Alternative Loan Trust
10,987	6.25%, 11/25/2037 ⌂	9,485
		445,015
	Total asset & commercial mortgage backed
	securities
	(cost $431,366)	$445,015
CORPORATE BONDS: INVESTMENT GRADE - 30.1%
	Administrative Waste Management and Remediation - 0.1%
	Brambles USA, Inc.
$5,478	3.95%, 04/01/2015 ■	$5,681
	Arts, Entertainment and Recreation - 1.1%
	Comcast Corp.
100	10.63%, 07/15/2012	116
	DirecTV Holdings LLC
8,570	7.63%, 05/15/2016	9,555
	Grupo Televisa S.A.
9,548	6.63%, 01/15/2040	10,862
	NBC Universal, Inc.
3,745	3.65%, 04/30/2015 ■	3,953
6,700	4.38%, 04/01/2021 ■	6,781
4,665	5.15%, 04/30/2020 ■	5,038
5,392	5.95%, 04/01/2041 ■	5,546
	Time Warner Entertainment Co., L.P.
8,175	8.38%, 07/15/2033	10,595
		52,446
	Beverage and Tobacco Product Manufacturing - 0.5%
	Altria Group, Inc.
7,418	10.20%, 02/06/2039	10,963
	Anheuser-Busch Cos., Inc.
1,281	8.20%, 01/15/2039 ■	1,835
	Anheuser-Busch InBev N.V.
8,890	7.75%, 01/15/2019 ■	11,532
		24,330
	Chemical Manufacturing - 0.9%
	Dow Chemical Co.
13,580	8.55%, 05/15/2019	17,148
	Incitec Pivot Finance LLC
16,285	6.00%, 12/10/2019 ■	17,265
	Yara International ASA
6,770	7.88%, 06/11/2019 ■	8,415
		42,828
	Computer and Electronic Product Manufacturing - 0.1%
	Seagate Technology International
3,100	10.00%, 05/01/2014 ■	3,658
	Construction - 0.1%
	CRH America, Inc.
3,590	5.30%, 10/15/2013	3,853
	Electrical Equipment, Appliance Manufacturing - 0.3%
	Corning, Inc.
3,455	5.75%, 08/15/2040	3,665
	General Electric Co.
10,740	5.00%, 02/01/2013	11,663
		15,328
	Finance and Insurance - 9.2%
	American Express Co.
8,385	5.50%, 04/16/2013	9,127
8,587	5.55%, 10/17/2012	9,252
	Americo Life, Inc.
75	7.88%, 05/01/2013 ⌂	84
	AON Corp.
8,115	3.50%, 09/30/2015	8,267
	Army Hawaii Family Housing Trust
	Certificates
5,370	5.52%, 06/15/2050 ■	5,104
	BAE Systems Holdings, Inc.
10,204	5.20%, 08/15/2015 ■	11,261
	Bank of America Corp.
11,640	5.63%, 07/01/2020	12,300
6,560	7.38%, 05/15/2014	7,540
	Bank of New York Institutional Capital
	Trust
200	7.78%, 12/01/2026 ■	204
	Barclays Bank plc
6,050	5.00%, 09/22/2016	6,619
	CDP Financial, Inc.
10,860	3.00%, 11/25/2014 ■	11,277
8,915	4.40%, 11/25/2019 ■	9,497
	Citigroup, Inc.
10,185	2.13%, 04/30/2012	10,443
6,240	5.38%, 08/09/2020	6,456
8,887	6.38%, 08/12/2014	9,869
3,747	8.13%, 07/15/2039	4,733
4,839	8.50%, 05/22/2019	5,983
	Comerica, Inc.
2,534	3.00%, 09/16/2015	2,565
	Corpoacion Andina De Fomento
8,235	3.75%, 01/15/2016	8,271
530	8.13%, 06/04/2019	660
	First Union Capital I
2,584	7.94%, 01/15/2027	2,652
	General Electric Capital Corp.
8,785	5.63%, 05/01/2018	9,751
	Goldman Sachs Group, Inc.
10,968	3.70%, 08/01/2015	11,222

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 30.1% - (continued)
	Finance and Insurance - 9.2% - (continued)
	Guardian Life Insurance Co.
$6,291	7.38%, 09/30/2039 ■	$7,463
	Jefferies Group, Inc.
7,713	8.50%, 07/15/2019	8,956
	JP Morgan Chase & Co.
10,345	4.40%, 07/22/2020	10,594
6,375	6.00%, 01/15/2018	7,280
	JP Morgan Chase Capital II
3,880	0.97%, 02/01/2027 Δ	2,949
	JP Morgan Chase Capital XXV
4,288	6.80%, 10/01/2037	4,358
	Lloyds Banking Group plc
15,635	4.38%, 01/12/2015 ■	16,012
	Massachusetts Mutual Life Insurance Co.
4,148	8.88%, 06/01/2039 ■	5,668
	MBNA America Bank N.A.
7,200	7.13%, 11/15/2012	7,850
	Mellon Capital IV
6,853	6.24%, 06/20/2012 ♠Δ	6,271
	Merrill Lynch & Co., Inc.
16,355	6.05%, 05/16/2016	17,408
	Metlife, Inc.
4,709	5.88%, 02/06/2041	5,122
	Metropolitan Life Global Funding I
6,515	0.54%, 03/15/2012 ■Δ	6,522
3,400	5.13%, 06/10/2014 ■	3,772
	Morgan Stanley
10,070	5.38%, 10/15/2015	10,805
10,940	6.25%, 08/28/2017	11,962
	Myriad International Holdings B.V.
3,900	6.38%, 07/28/2017 ■	4,039
	Nationwide Mutual Insurance Co.
6,425	9.38%, 08/15/2039 ■	7,587
	New York Life Global Funding
12,295	3.00%, 05/04/2015 ■	12,823
	New York Life Insurance Co.
5,956	6.75%, 11/15/2039 ■	7,347
	Northgroup Preferred Capital Corp.
11,208	6.38%, 10/15/2017 ■♠Δ	10,826
	Ohio National Financial Services, Inc.
6,672	6.38%, 04/30/2020 ■	7,246
	PNC Preferred Funding Trust II
16,900	6.11%, 03/15/2012 ■♠Δ	12,347
	Prudential Holdings LLC
200	7.25%, 12/18/2023 ■	237
	Rabobank Netherlands
3,993	11.00%, 06/30/2019 ■♠	5,191
	Royal Bank of Scotland plc
13,300	3.95%, 09/21/2015	13,439
	Santander U.S. Debt S.A.
10,500	3.72%, 01/20/2015 ■	10,653
	Teachers Insurance & Annuity Association
6,248	6.85%, 12/16/2039 ■	7,689
	Temasek Financial I Ltd.
8,850	4.30%, 10/25/2019 ■	9,583
3,773	5.38%, 11/23/2039 ■	4,409
		UBS AG Stamford CT
	7,909	2.25%, 08/12/2013	7,989
	5,225	4.88%, 08/04/2020	5,509
		Wells Fargo & Co.
	3,140	3.63%, 04/15/2015	3,329
		Wells Fargo Bank NA
	8,015	0.59%, 05/16/2016 Δ	7,383
	12,775	4.75%, 02/09/2015	13,682
		ZFS Finance USA Trust I
	3,193	6.50%, 05/09/2037 ■Δ	2,969
			450,406
		Food Manufacturing - 1.1%
		Kraft Foods, Inc.
	18,255	4.13%, 02/09/2016	19,746
	14,190	5.38%, 02/10/2020	15,851
	4,699	6.13%, 02/01/2018	5,540
		Wrigley Jr., William Co.
	10,070	3.70%, 06/30/2014 ■	10,428
			51,565
		Foreign Governments - 4.9%
		Banco Nacional De Desenvolvimento
	4,800	5.50%, 07/12/2020 ■	5,178
		Brazil (Republic of)
	2,400	4.88%, 01/22/2021	2,634
	2,781	8.00%, 01/15/2018	3,325
		Canada (Government of)
CAD	96,835	3.00%, 12/01/2015	98,576
		South Africa (Republic of)
	4,295	5.88%, 05/30/2022	4,939
		United Kingdom (Government of)
GBP	71,260	4.75%, 03/07/2020	128,420
			243,072
		Health Care and Social Assistance - 0.5%
		CVS Caremark Corp.
	2,742	6.30%, 06/01/2037 Δ	2,536
		CVS Corp.
	9,406	8.35%, 07/10/2031 ■	11,658
		Wyeth
	7,565	5.95%, 04/01/2037	8,925
			23,119
		Information - 2.6%
		America Movil S.A. de C.V.
	5,600	5.00%, 03/30/2020	6,040
	10,700	6.13%, 03/30/2040	11,911
		AT&T, Inc.
	15,520	5.35%, 09/01/2040 ■	15,593
		Cellco Partnership - Verizon Wireless
		Capital
	7,280	8.50%, 11/15/2018	9,913
		France Telecom S.A.
	4,515	2.13%, 09/16/2015	4,546
		GTE Corp.
	165	8.75%, 11/01/2021	232
		Oracle Corp.
	8,470	5.38%, 07/15/2040 ■	9,110
		Qwest Corp.
	4,835	7.20%, 11/10/2026	4,835
	3,656	7.25%, 10/15/2035	3,619

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 30.1% - (continued)
	Information - 2.6% - (continued)
	Rogers Cable, Inc.
$2,675	8.75%, 05/01/2032	$3,544
	TCI Communications, Inc.
4,025	8.75%, 08/01/2015	5,066
	Telecom Italia Capital
5,000	7.18%, 06/18/2019	5,869
214	7.72%, 06/04/2038	242
	Telefonica Emisiones SAU
5,295	4.95%, 01/15/2015	5,794
3,755	5.13%, 04/27/2020	4,085
	Telemar Norte Leste S.A.
4,895	5.50%, 10/23/2020 ■	4,956
	Time Warner Cable, Inc.
9,509	3.50%, 02/01/2015	9,981
6,061	8.25%, 04/01/2019	7,825
	Verizon Maryland, Inc.
1,500	8.30%, 08/01/2031	1,818
	Verizon Virginia, Inc.
13,805	4.63%, 03/15/2013	14,789
		129,768
	Management of Companies and Enterprises - 0.1%
	Votorantim Participacoes
6,300	6.75%, 04/05/2021 ■	6,646

	Mining - 2.2%
	Anglo American Capital plc
16,188	9.38%, 04/08/2014 - 04/08/2019 ■	20,177
	Anglo American Captial plc
5,500	2.15%, 09/27/2013 ■	5,540
	Anglogold Holdings plc
8,905	5.38%, 04/15/2020	9,420
2,170	6.50%, 04/15/2040	2,261
	Barrick Gold Corp.
3,280	6.95%, 04/01/2019	4,169
	Cliff's Natural Resources, Inc.
4,065	4.80%, 10/01/2020	4,126
6,135	5.90%, 03/15/2020	6,735
	Gold Fields Orogen Holding BVI Ltd.
5,800	4.88%, 10/07/2020 ■	5,759
	Rio Tinto Finance USA Ltd.
14,810	5.88%, 07/15/2013	16,507
4,965	9.00%, 05/01/2019	6,929
	Southern Copper Corp.
4,800	5.38%, 04/16/2020	5,082
4,200	6.75%, 04/16/2040	4,586
	Teck Resources Ltd.
7,515	10.75%, 05/15/2019	9,464
	Vale Overseas Ltd.
5,605	6.88%, 11/10/2039	6,423
		107,178
	Miscellaneous Manufacturing - 0.4%
	Meccanica Holdings USA, Inc.
11,329	6.25%, 07/15/2019 - 01/15/2040 ■	11,632
	Tyco International Ltd.
7,791	8.50%, 01/15/2019	10,326
		21,958

	Petroleum and Coal Products Manufacturing - 2.7%
	Canadian Natural Resources Ltd.
1,689	6.25%, 03/15/2038	1,942
6,340	6.50%, 02/15/2037	7,476
	Consumers Energy Co.
4,000	5.15%, 02/15/2017	4,490
4,620	6.70%, 09/15/2019	5,793
	Gazprom International S.A.
3,887	7.20%, 02/01/2020 §	4,198
	Motiva Enterprises LLC
3,769	5.75%, 01/15/2020 ■	4,311
7,271	6.85%, 01/15/2040 ■	8,714
	Nabors Industries, Inc.
3,850	5.00%, 09/15/2020 ■	3,889
7,183	9.25%, 01/15/2019	9,191
	Pemex Project Funding Master Trust
6,205	6.63%, 06/15/2035 ■	6,778
	Petrobras International Finance Co.
5,185	5.75%, 01/20/2020	5,740
5,140	6.88%, 01/20/2040	5,884
	Rowan Cos., Inc.
5,548	7.88%, 08/01/2019	6,622
	Sempra Energy
5,218	6.50%, 06/01/2016	6,243
9,495	9.80%, 02/15/2019	13,238
	Statoil ASA
8,510	5.10%, 08/17/2040	9,113
	TNK-BP Finance S.A.
4,800	6.63%, 03/20/2017 §	5,082
	Transocean, Inc.
11,630	1.50%, 12/15/2037 ۞	11,121
	Valero Energy Corp.
9,686	9.38%, 03/15/2019	12,370
		132,195
	Pipeline Transportation - 0.3%
	TransCanada Pipelines Ltd.
5,115	3.80%, 10/01/2020	5,227
5,616	7.25%, 08/15/2038	7,183
		12,410
	Primary Metal Manufacturing - 0.9%
	Alcoa, Inc.
14,471	5.95%, 02/01/2037	13,319
8,260	6.15%, 08/15/2020	8,493
	ArcelorMittal
6,240	7.00%, 10/15/2039	6,375
6,025	9.00%, 02/15/2015	7,271
3,430	9.85%, 06/01/2019	4,408
	Gerdau S.A.
4,920	5.75%, 01/30/2021 ■☼	4,920
		44,786
	Rail Transportation - 0.2%
	Norfolk Southern Corp.
10,230	5.75%, 04/01/2018	11,979

	Real Estate and Rental and Leasing - 0.3%
	COX Communications, Inc.
4,510	6.25%, 06/01/2018 ■	5,200
5,485	8.38%, 03/01/2039 ■	7,363

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 30.1% - (continued)
	Real Estate and Rental and Leasing - 0.3% - (continued)
	US Bank Realty Corp.
$5,300	6.09%, 01/15/2012 ■♠Δ	$3,922
		16,485
	Retail Trade - 0.2%
	Ahold Lease USA, Inc.
9,513	8.62%, 01/02/2025	10,869

	Utilities - 1.4%
	Colbun S.A.
2,500	6.00%, 01/21/2020 ■	2,637
	Commonwealth Edison Co.
5,836	5.80%, 03/15/2018	6,827
	Duke Energy Corp.
4,726	5.25%, 01/15/2018	5,495
3,960	7.00%, 11/15/2018	5,054
	Georgia Power Co.
6,555	5.40%, 06/01/2040	7,077
	Northeast Utilities
4,375	5.65%, 06/01/2013	4,740
	Northern States Power Co.
5,735	6.25%, 06/01/2036	7,014
	Pacific Gas & Electric Co.
5,711	5.63%, 11/30/2017	6,623
	Pacific Gas & Electric Energy Recovery
	Funding LLC
6,208	8.25%, 10/15/2018	8,247
	PSEG Power
4,534	5.00%, 04/01/2014	4,989
	Public Service Co. of Colorado
2,142	6.50%, 08/01/2038	2,714
	Virginia Electric & Power Co.
6,327	5.10%, 11/30/2012	6,883
		68,300
	Total corporate bonds: investment grade
	(cost $1,360,267)	$1,478,860

CORPORATE BONDS: NON-INVESTMENT GRADE - 8.4%
	Accommodation and Food Services - 0.4%
	Harrah's Operating Co., Inc.
$2,930	11.25%, 06/01/2017	$3,209
	MGM Mirage, Inc.
6,458	11.13%, 11/15/2017	7,354
	MGM Resorts International
3,552	11.38%, 03/01/2018	3,383
	Wynn Las Vegas LLC
4,760	7.75%, 08/15/2020 ■	5,022
		18,968
	Administrative Waste Management and Remediation - 0.1%
	Expedia, Inc.
4,990	5.95%, 08/15/2020 ■	5,046

	Arts, Entertainment and Recreation - 0.6%
	AMC Entertainment, Inc.
5,380	8.75%, 06/01/2019	5,669
	Echostar DBS Corp.
4,563	6.63%, 10/01/2014	4,768
	McClatchy Co.
2,475	11.50%, 02/15/2017	2,633
	TL Acquisitions, Inc.
5,380	13.25%, 07/15/2015 ■	5,340
	Virgin Media Finance plc
5,760	9.50%, 08/15/2016	6,509
	XM Satellite Radio, Inc.
2,375	13.00%, 08/01/2013 ■	2,731
		27,650
	Chemical Manufacturing - 0.2%
	Lyondell Chemical Co.
8,835	11.00%, 05/01/2018	9,774

	Computer and Electronic Product Manufacturing - 0.0%
	Sorenson Communications
2,006	10.50%, 02/01/2015 ■	1,174

	Construction - 0.1%
	Odebrecht Finance Ltd.
3,040	7.00%, 04/21/2020 §	3,253
	Urbi Desarrollos Urbanos
1,500	9.50%, 01/21/2020 §	1,706
		4,959
	Finance and Insurance - 1.8%
	Ally Financial, Inc.
6,205	7.50%, 09/15/2020 ■	6,608
	American General Finance Corp.
15,960	6.90%, 12/15/2017	13,327
	Bank of America Capital II
2,610	8.00%, 12/15/2026	2,688
	CIT Group, Inc.
13,165	7.00%, 05/01/2017	12,885
	Discover Financial Services, Inc.
5,970	10.25%, 07/15/2019	7,648
	Ford Motor Credit Co.
9,520	6.63%, 08/15/2017	10,143
	GMAC LLC
5,618	8.00%, 11/01/2031	6,025
	GMAC, Inc.
5,370	6.88%, 09/15/2011	5,538
	Host Marriott L.P.
6,086	6.75%, 06/01/2016	6,307
	Liberty Mutual Group, Inc.
4,230	10.75%, 06/15/2058 ■	4,991
	SLM Corp.
10,220	8.00%, 03/25/2020	10,142
		86,302
	Food Manufacturing - 0.1%
	Smithfield Foods, Inc.
6,060	10.00%, 07/15/2014 ■	6,969

	Food Services - 0.0%
	Arcos Dorados S.A.
1,800	7.50%, 10/01/2019 ■	1,958

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.4% -
(continued)
	Foreign Governments - 0.2%
	Colombia (Republic of)
$3,800	7.38%, 03/18/2019	$4,807
	El Salvador (Republic of)
2,465	7.65%, 06/15/2035 §	2,681
2,300	8.25%, 04/10/2032 §	2,622
		10,110
	Health Care and Social Assistance - 0.4%
	Biomet, Inc.
3,085	10.38%, 10/15/2017	3,424
	HCA, Inc.
11,650	9.25%, 11/15/2016	12,611
	Valeant Pharmaceuticals International
473	6.75%, 10/01/2017 ■	482
2,956	7.00%, 10/01/2020 ■	3,023
		19,540
	Information - 1.8%
	Charter Communications Holdings II LLC
6,710	13.50%, 11/30/2016	7,968
	Clearwire Corp.
4,260	12.00%, 12/01/2015 ■	4,590
	Cricket Communications, Inc.
3,858	7.75%, 05/15/2016	4,094
	CSC Holdings LLC
3,930	8.50%, 04/15/2014	4,328
	Frontier Communications
4,775	7.88%, 04/15/2015	5,157
3,110	8.25%, 04/15/2017	3,401
	GXS Worldwide, Inc.
2,460	9.75%, 06/15/2015	2,451
	Intelsat Bermuda Ltd.
8,670	9.25%, 06/15/2016 ⌂	9,212
	Intelsat Corp.
3,180	9.25%, 06/15/2016	3,391
	Intelsat Intermediate Holdings Ltd.
2,400	9.50%, 02/01/2015	2,484
	Level 3 Financing, Inc.
7,150	10.00%, 02/01/2018	6,435
	MTS International Funding Ltd.
4,360	8.63%, 06/22/2020 ■	4,992
	Sprint Capital Corp.
11,110	8.75%, 03/15/2032	11,666
	Trilogy International Partners LLC
2,420	10.25%, 08/15/2016 ■	2,251
	Videotron Ltee
4,390	9.13%, 04/15/2018	4,939
	Wind Acquisition Finance S.A.
4,330	11.75%, 07/15/2017 ■	4,852
	Windstream Corp.
4,120	8.63%, 08/01/2016	4,357
		86,568
	Machinery Manufacturing - 0.1%
	Case New Holland, Inc.
4,301	7.75%, 09/01/2013	4,672
	Goodman Global, Inc.
2,330	13.50%, 02/15/2016	2,563
		7,235
	Mining - 0.1%
	Consol Energy, Inc.
3,725	8.00%, 04/01/2017 ■	4,032

	Miscellaneous Manufacturing - 0.1%
	L-3 Communications Corp.
4,650	6.38%, 10/15/2015	4

	Paper Manufacturing - 0.1%
	Georgia-Pacific LLC
3,500	8.25%, 05/01/2016 ■	3,889

	Petroleum and Coal Products Manufacturing - 0.6%
	Anadarko Petroleum Corp.
3,565	6.38%, 09/15/2017	3,929
	Chesapeake Energy Corp.
4,049	6.63%, 08/15/2020	4,231
5,321	9.50%, 02/15/2015	6,159
	Drummond Co., Inc.
2,000	7.38%, 02/15/2016	2,037
	Exco Resources, Inc.
3,969	7.50%, 09/15/2018	3,944
	Kazmunaigaz Finance Sub B.V.
3,650	8.38%, 07/02/2013 §	4,038
	Petrohawk Energy Corp.
3,730	7.88%, 06/01/2015	3,907
		28,245
	Pipeline Transportation - 0.2%
	Dynegy Holdings, Inc.
3,920	7.75%, 06/01/2019	2,685
	El Paso Corp.
4,070	7.00%, 06/15/2017	4,322
	Energy Transfer Equity L.P.
1,817	7.50%, 10/15/2020	1,912
		8,919
	Plastics and Rubber Products Manufacturing - 0.0%
	Titan International, Inc.
2,022	7.88%, 10/01/2017 ■☼	2,042

	Professional, Scientific and Technical Services - 0.4%
	Affinion Group, Inc.
14,279	11.50%, 10/15/2015	15,082
3,870	11.63%, 11/15/2015 ■	3,814
		18,896
	Real Estate and Rental and Leasing - 0.1%
	Hertz Corp.
6,115	8.88%, 01/01/2014	6,276

	Retail Trade - 0.4%
	Dollar General Corp.
6,020	10.63%, 07/15/2015	6,637
	Federated Retail Holdings, Inc.
5,130	5.90%, 12/01/2016	5,464
	Parkson Retail Group Ltd.
5,105	7.88%, 11/14/2011	5,275
	Sears Holdings Corp.
537	6.63%, 10/15/2018 ■☼	537

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.4% -
(continued)
	Retail Trade - 0.4% - (continued)
	Supervalu, Inc.
$2,300	8.00%, 05/01/2016	$2,317
		20,230
	Utilities - 0.6%
	AES Corp.
5,270	8.00%, 10/15/2017	5,692
	AES El Salvador Trust
2,300	6.75%, 02/01/2016 §	2,150
	Calpine Corp.
3,879	7.25%, 10/15/2017 ■	3,947
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015	8,679
	Edison Mission Energy
4,314	7.00%, 05/15/2017	3,117
	NRG Energy, Inc.
4,695	8.50%, 06/15/2019	4,947
		28,532
	Wholesale Trade - 0.0%
	Spectrum Brands, Inc.
1,845	9.50%, 06/15/2018 ■	1,979

	Total corporate bonds: non-investment grade
	(cost $390,586)	$414,088

MUNICIPAL BONDS - 0.6%
	General Obligations - 0.2%
	Oregon School Boards Association, Taxable
	Pension
$7,325	4.76%, 06/30/2028	$6,978

	Tax Allocation - 0.0%
	California Urban IDA Taxable
275	6.10%, 05/01/2024	240

	Utilities - Electric - 0.2%
	Georgia Municipal Elec Auth
10,565	6.64%, 04/01/2057	11,359

	Utilities - Water and Sewer - 0.2%
	San Francisco City & County Public Utilities
	Commission
8,520	6.00%, 11/01/2040	8,910

	Total municipal bonds
	(cost $26,758)	$27,487

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 0.1%
	Information - 0.1%
	WideOpenWest Finance LLC
$5,631	6.51%, 06/29/2015 ±	$4,898

	Total senior floating rate interests: non-
	investment grade
	(cost $5,543)	$4,898

U.S. GOVERNMENT AGENCIES - 34.4%
	Federal Home Loan Mortgage Corporation - 6.6%
$29,425	4.00%, 08/01/2025	$30,815
11,599	4.50%, 08/01/2040	12,076
53,262	5.00%, 06/01/2039 - 09/01/2040	55,986
50,079	5.50%, 10/01/2018 - 11/01/2038	53,285
141,406	6.00%, 04/01/2017 - 10/15/2039 ☼	152,410
11,760	6.50%, 07/01/2031 - 08/01/2038	12,819
6	7.50%, 09/01/2029 - 11/01/2031	7
		317,398
	Federal National Mortgage Association - 11.9%
136,123	4.00%, 07/01/2024 - 10/15/2039 ☼	142,240
59,744	4.50%, 09/01/2024 - 08/01/2040	62,732
172,471	5.00%, 02/01/2018 - 09/01/2037	182,956
173,267	5.50%, 12/01/2013 - 02/01/2039	185,517
14,821	6.00%, 07/01/2012 - 03/01/2033	16,255
91	6.50%, 11/01/2014 - 07/01/2032	100
2,346	7.00%, 02/01/2016 - 10/01/2037	2,615
680	7.50%, 11/01/2015 - 05/01/2032	776
2	8.00%, 04/01/2032	2
		593,193
	Government National Mortgage Association - 13.5%
445,749	4.50%, 02/20/2039 - 09/20/2040	470,409
155,352	5.00%, 06/15/2039 - 09/20/2040 ☼	166,047
16,461	5.50%, 03/15/2033 - 10/20/2034	17,783
10,897	6.50%, 06/15/2028 - 09/15/2032	12,216
29	7.00%, 06/20/2030 - 08/15/2031	32
5	8.50%, 11/15/2024	5
		666,492
	Other Government Agencies - 2.4%
	Small Business Administration
	Participation Certificates:
13,425	3.80%, 07/01/2030	14,236
18,934	3.88%, 06/01/2030	20,165
20,900	4.11%, 05/01/2030	22,520
23,632	4.14%, 02/01/2030	25,378
16,103	4.19%, 03/01/2030	17,403
15,894	4.36%, 04/01/2030	17,336
		117,038
	Total U.S. government agencies
	(cost $1,645,389)	$1,694,121

U.S. GOVERNMENT SECURITIES - 11.9%
	U.S. Treasury Securities - 11.9%
	U.S. Treasury Bonds - 4.4%
$48,466	3.88%, 08/15/2040	$50,102
33,557	4.38%, 05/15/2040	37,689
44,155	4.63%, 02/15/2040 ‡Ø	51,592
59,462	5.38%, 02/15/2031	76,557
		215,940

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT SECURITIES - 11.9% - (continued)
	U.S. Treasury Securities - 11.9% - (continued)
	U.S. Treasury Notes - 7.5%
$98,578	1.00%, 10/31/2011	$99,314
9,601	1.25%, 08/31/2015	9,598
43,580	1.38%, 03/15/2012	44,251
71,693	1.75%, 07/31/2015	73,418
112,879	2.13%, 05/31/2015 ‡	117,685
5,265	2.50%, 06/30/2017	5,486
1,619	2.63%, 08/15/2020 ╦	1,634
18,700	3.50%, 05/15/2020	20,298
		371,684
		587,624
	Total U.S. government securities
	(cost $577,560)	$587,624

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	AUD/USD/MXN Binary
5,700	Expiration: 12/06/2010 и	$–
	EUR/USD Currency Swaption
98,154	Expiration: 11/03/2010, Exercise Price: 1.38
	(EUR/USD)	999

	Total call options purchased
	(cost $1,569)	$999

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	AUD/MXN Currency Swaption
63,444	Expiration: 12/16/2010, Exercise Price:
	10.50 (AUD/MXN)	$55
	EUR/USD Currency Swaption
154,865	Expiration: 10/08/2010, Exercise Price: 1.24
	(EUR/USD)	36

	Total put options purchased
	(cost $2,108)	$91

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
–	Lear Corp. ●	$2

	Telecommunication Services - 0.0%
–	XO Holdings, Inc. ●	–

	Total common stocks
	(cost $–)	$2

PREFERRED STOCKS - 0.0%
	Automobiles & Components - 0.0%
–	Lear Corp. ۞●	$1

	Banks - 0.0%
330	Federal Home Loan Mortgage Corp., 8.38%		142
2	US Bancorp, 7.19%		1,731
			1,873
	Total preferred stocks
	(cost $9,862)		$1,874

	Total long-term investments
	(cost $4,451,008)		$4,655,059

SHORT-TERM INVESTMENTS - 3.8%
	Investment Pools and Funds - 1.5%
	JP Morgan U.S. Government Money
$74,280	Market Fund		$74,280
	State Street Bank U.S. Government
–	Money Market Fund		–
	Wells Fargo Advantage Government
–	Money Market Fund		–
			74,280
	Repurchase Agreements - 0.4%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 10/01/2010 in
	the amount of $5,124, collateralized by
	U.S. Treasury Bill 0.88%, 2011, value of
	$5,231)
$5,124	0.17%, 09/30/2010		5,124
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing
	on 10/01/2010 in the amount of $4,129,
	collateralized by U.S. Treasury Bill
	1.00%, 2011, U.S. Treasury Note 4.63%,
	2016, value of $4,212)
4,129	0.20%, 09/30/2010		4,129
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $11,987,
	collateralized by U.S. Treasury Note
	3.38%, 2019, value of $12,227)
11,987	0.22%, 09/30/2010		11,987
			21,240
	U.S. Treasury Bills - 1.9%
92,110	0.10%, 10/07/2010 - 10/14/2010 □○		92,108
			92,108
	Total short-term investments
	(cost $187,628)		$187,628

	Total investments
	(cost $4,638,636) ▲	98.4%	$4,842,687
	Other assets and liabilities	1.6%	78,452
	Total net assets	100.0%	$4,921,139

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.5% of total net assets at September 30, 2010.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $4,634,781 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$248,810
Unrealized Depreciation	(40,904)
Net Unrealized Appreciation	$207,906

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at September 30, 2010, was $7,078, which represents 0.14% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be  liquid. At September 30, 2010, the aggregate value of these securities was $551,533, which represents 11.21% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2010, the aggregate value of these securities amounted to $25,730, which represents 0.52% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swaps.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at September 30, 2010.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at September 30, 2010 was $133,449.

±	The interest rate disclosed for these securities represents the average coupon as of September 30, 2010.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

CAD ─ Canadian Dollar
GBP ─ British Pound

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2010.

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
2 Year U.S. Treasury Note	2,479	Long	12/31/2010	$544,102	$543,455	$647
5 Year U.S. Treasury Note	105	Long	12/31/2010	12,691	12,687	4
10 Year U.S. Treasury Note	4,682	Short	12/21/2010	590,152	587,482	(2,670)
CME Ultra Long Bond	299	Long	12/21/2010	42,243	43,124	(881)
U.S. Treasury Bond	149	Short	12/21/2010	19,924	19,728	(196)
						$(3,096)

* The number of contracts does not omit 000's.

Ø	At September 30, 2010, the maximum delivery obligation of the open put options written is $201,872. Securities valued at $967 collateralized the open put options written as follows:

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
10 Year U.S. Treasury Note	Future	$124.00	11/29/2010	1,628	$967	$1,117	$150

* The number of contracts does not omit 000's.

и
This security has exercise limitations. It can only be exercised on expiration date, provided that two conditions are met: the Australian Dollar exchange rate is less than 0.805 and the Mexican Peso exchange rate is less than 12.55. If these conditions are not met, the option can not be exercised.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the  security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2003	$75	Americo Life, Inc., 7.88%, 05/01/2013 - 144A	$74
10/2004	$52,753	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	607
12/2004	$44,382	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	452
04/2006 - 06/2007	$56,976	CBA Commercial Small Balance Commercial Mortgage, 5.43%, 06/25/2038 - 144A	–
04/2006 - 08/2007	$30,902	CBA Commercial Small Balance Commercial Mortgage, 5.53%, 07/25/2035 - 144A	–
08/2007	$28,988	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	28,463
06/2006 - 08/2006	$8,670	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	8,758
03/2007	$1,675	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	1,675
11/2004	$42,648	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 - 144A	492
10/2005 - 08/2006	$15,286	Morgan Stanley Dean Witter Capital I, 0.00%, 08/25/2032 - Reg D	322
04/2007	$211	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	211
06/2009	$2,478	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	1,817
03/2008	$10,987	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	8,894

The aggregate value of these securities at September 30, 2010 was $57,054 which represents 1.16% of total net assets.

IDA   —    Industrial Development Authority Bond

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Australian Dollar	Bank of America Securities	Sell	$75,652	$69,444	10/01/2010	$(6,208)
Australian Dollar	Bank of America Securities	Buy	1,460	1,457	10/01/2010	3
British Pound	Citigroup Global Markets	Sell	49,084	49,305	10/12/2010	221
British Pound	Deutsche Bank Securities	Sell	50,253	50,099	10/27/2010	(154)
British Pound	Morgan Stanley	Sell	129,033	129,663	11/01/2010	630
British Pound	Morgan Stanley	Buy	129,080	129,693	10/01/2010	(613)
British Pound	Wells Fargo	Buy	50,253	50,631	10/27/2010	(378)
Canadian Dollar	Deutsche Bank Securities	Buy	50,634	50,472	10/01/2010	162
Canadian Dollar	Deutsche Bank Securities	Sell	49,568	49,678	11/01/2010	110
Canadian Dollar	Deutsche Bank Securities	Sell	50,634	49,422	10/01/2010	(1,212)
Canadian Dollar	Deutsche Bank Securities	Buy	49,587	49,708	10/05/2010	(121)
Canadian Dollar	Deutsche Bank Securities	Sell	50,614	50,437	11/01/2010	(177)
Euro	Citigroup Global Markets	Buy	51,386	49,229	10/15/2010	2,157
Euro	Citigroup Global Markets	Sell	49,619	49,096	10/06/2010	(523)
Euro	Citigroup Global Markets	Sell	101,144	95,561	10/08/2010	(5,583)
Euro	Deutsche Bank Securities	Sell	24,804	24,812	10/04/2010	8
Euro	Deutsche Bank Securities	Sell	51,658	49,545	10/15/2010	(2,113)
Euro	JP Morgan Securities	Buy	93,674	91,615	10/21/2010	2,059
Euro	JP Morgan Securities	Sell	144,695	142,303	10/21/2010	(2,392)
Euro	Morgan Stanley	Buy	49,619	49,425	10/06/2010	194
Euro	Morgan Stanley	Buy	101,144	96,530	10/08/2010	4,614
Euro	Morgan Stanley	Sell	99,828	94,182	10/15/2010	(5,646)
Euro	Wells Fargo	Buy	203,145	195,150	10/15/2010	7,995
Euro	Wells Fargo	Buy	51,021	50,110	10/21/2010	911
Euro	Wells Fargo	Sell	24,804	24,798	10/01/2010	(6)
Euro	Wells Fargo	Sell	103,044	98,559	10/15/2010	(4,485)
Japanese Yen	Citigroup Global Markets	Buy	49,528	49,095	10/06/2010	433
Japanese Yen	Citigroup Global Markets	Buy	96,593	95,561	10/08/2010	1,032
Japanese Yen	Citigroup Global Markets	Buy	49,305	49,305	10/12/2010	–
Japanese Yen	Deutsche Bank Securities	Buy	50,736	50,099	10/27/2010	637
Japanese Yen	Morgan Stanley	Sell	97,924	96,530	10/08/2010	(1,394)
Japanese Yen	Morgan Stanley	Sell	147,722	144,495	10/18/2010	(3,227)
Japanese Yen	Morgan Stanley	Sell	49,230	49,425	10/06/2010	195
Japanese Yen	Morgan Stanley	Buy	147,722	143,851	10/18/2010	3,871
Japanese Yen	Wells Fargo	Sell	51,055	50,631	10/27/2010	(424)
Japanese Yen	Wells Fargo	Buy	24,881	24,866	10/04/2010	15
						$(9,409)
╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Credit Default Swap Agreements Outstanding at September 30, 2010

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
JP Morgan Chase	CDX North American High Yield Index	Buy	5.00%	06/22/15	$24,350	$(649)
JP Morgan Chase	CDX North American Investment Grade Index	Buy	1.00%	06/22/15	73,600	(80)
JP Morgan Chase	iTraxx Europe Index	Buy	1.00%	06/22/15	44,545	(57)
Union Bank of Switzerland AG	CDX North American High Yield Index	Buy	5.005	06/22/15	24,350	(677)
						$(1,463)

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$445,015	$–	$403,166	$41,849
Call Options Purchased	999	–	–	999
Common Stocks ‡	2	2	–	–
Corporate Bonds: Investment Grade	1,478,860	–	1,457,312	21,548
Corporate Bonds: Non-Investment Grade	414,088	–	409,737	4,351
Municipal Bonds	27,487	–	27,487	–
Preferred Stocks	1,874	1,873	–	1
Put Options Purchased	91	91	–	–
Senior Floating Rate Interests: Non-Investment Grade	4,898	–	4,898	–
U.S. Government Agencies	1,694,121	–	1,694,121	–
U.S. Government Securities	587,624	51,736	535,888	–
Short-Term Investments	187,628	74,280	113,348	–
Total	$4,842,687	$127,982	$4,645,957	$68,748
Foreign Currency Contracts *	25,247	–	25,247	–
Futures *	651	651	–	–
Written Options *	150	150	–	–
Total	$26,048	$801	$25,247	$–
Liabilities:
Credit Default Swaps *	1,463	–	1,463	–
Foreign Currency Contracts *	34,656	–	34,656	–
Futures *	3,747	3,747	–	–
Total	$39,866	$3,747	$36,119	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in							Balance as
	of	Realized	Unrealized					Transfers	Transfers	of
	December	Gain	Appreciation		Net			Into	Out of	September
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	30, 2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$44,899	$(9,898)	$18,324	†	$(1,047)	$17,591	$(20,417)	$—	$(7,603)	$41,849
Corporate Bonds	9,567	357	(321	)‡	50	29,447	(6,946)	3,312	(9,567)	25,899
Preferred Stock	—	—	(302)§		—	—	(730)	1,033	—	1
Options Purchased	—	—	(570	)**	—	1,569	—	—	—	999
Total	$54,466	$(9,541)	$17,131		$(997)	$48,607	$(28,093)	$4,345	$(17,170)	$68,748

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $7,685.
‡	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $(105).
§	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $(302).
**	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $(570).

Hartford Value HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1%
	Automobiles & Components - 0.5%
363	Ford Motor Co. ●	$4,448

	Banks - 6.2%
321	PNC Financial Services Group, Inc.	16,672
355	US Bancorp	7,675
1,090	Wells Fargo & Co.	27,392
		51,739
	Capital Goods - 10.4%
97	3M Co.	8,420
129	Boeing Co.	8,590
49	Cummins, Inc.	4,430
1,135	General Electric Co.	18,437
149	Illinois Tool Works, Inc.	6,992
351	Ingersoll-Rand plc	12,523
173	PACCAR, Inc.	8,325
425	Textron, Inc.	8,746
291	Tyco International Ltd.	10,700
		87,163
	Commercial & Professional Services - 1.0%
241	Waste Management, Inc.	8,624

	Consumer Durables & Apparel - 2.8%
405	Mattel, Inc.	9,494
236	Stanley Black & Decker, Inc.	14,444
		23,938
	Diversified Financials - 9.4%
212	Ameriprise Financial, Inc.	10,025
1,001	Bank of America Corp.	13,126
338	Bank of New York Mellon Corp.	8,843
173	Credit Suisse Group ADR	7,350
98	Goldman Sachs Group, Inc.	14,183
672	JP Morgan Chase & Co.	25,596
230	Solar Cayman Ltd. ⌂●†	91
		79,214
	Energy - 12.9%
61	Anadarko Petroleum Corp.	3,503
101	Apache Corp.	9,835
263	Baker Hughes, Inc.	11,216
297	Chevron Corp.	24,072
200	ConocoPhillips Holding Co.	11,458
67	EOG Resources, Inc.	6,248
172	Exxon Mobil Corp.	10,602
260	Marathon Oil Corp.	8,590
215	Occidental Petroleum Corp.	16,811
181	Southwestern Energy Co. ●	6,039
		108,374
	Food & Staples Retailing - 2.2%
341	CVS/Caremark Corp.	10,725
262	Sysco Corp.	7,469
		18,194
	Food, Beverage & Tobacco - 5.5%
375	Dean Foods Co. ●	3,832
124	General Mills, Inc.	4,538
254	Kraft Foods, Inc.	7,823
166	Molson Coors Brewing Co.	7,853
161	PepsiCo, Inc.	10,703

	Food, Beverage & Tobacco - 5.5% - (continued)
215	Philip Morris International, Inc.	12,029
		46,778
	Health Care Equipment & Services - 3.9%
170	Baxter International, Inc.	8,087
173	Covidien plc	6,949
341	UnitedHealth Group, Inc.	11,983
106	Zimmer Holdings, Inc. ●	5,526
		32,545
	Household & Personal Products - 0.6%
78	Kimberly-Clark Corp.	5,055

	Insurance - 7.0%
292	ACE Ltd.	17,020
240	Chubb Corp.	13,688
441	Marsh & McLennan Cos., Inc.	10,642
283	Principal Financial Group, Inc.	7,335
446	Unum Group	9,875
		58,560
	Materials - 5.0%
81	Agrium U.S., Inc.	6,059
100	Cliff's Natural Resources, Inc.	6,392
116	Dow Chemical Co.	3,171
187	E.I. DuPont de Nemours & Co.	8,362
137	Mosaic Co.	8,021
637	Rexam plc	3,076
67	Rexam plc ADR	1,607
335	Steel Dynamics, Inc.	4,723
		41,411
	Media - 2.5%
487	CBS Corp. Class B	7,725
748	Comcast Corp. Class A	13,528
		21,253
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
147	Abbott Laboratories	7,690
174	Amgen, Inc. ●	9,589
157	Johnson & Johnson	9,697
293	Merck & Co., Inc.	10,767
956	Pfizer, Inc.	16,409
190	Teva Pharmaceutical Industries Ltd. ADR	10,038
		64,190
	Retailing - 5.7%
3,040	Buck Holdings L.P. ⌂●†	7,264
300	Home Depot, Inc.	9,504
162	Kohl's Corp. ●	8,555
119	Nordstrom, Inc.	4,420
335	Staples, Inc.	7,006
198	Target Corp.	10,602
		47,351
	Semiconductors & Semiconductor Equipment - 4.5%
194	Analog Devices, Inc.	6,091
648	Intel Corp.	12,455
316	Maxim Integrated Products, Inc.	5,845
381	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	3,860
338	Texas Instruments, Inc.	9,165
		37,416

1

Hartford Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Software & Services - 1.3%
450	Microsoft Corp.		$11,008

	Technology Hardware & Equipment - 3.5%
512	Cisco Systems, Inc. ●		11,223
229	Hewlett-Packard Co.		9,630
170	Qualcomm, Inc.		7,670
			28,523
	Telecommunication Services - 3.0%
873	AT&T, Inc.		24,970

	Utilities - 3.6%
217	Edison International		7,466
151	Entergy Corp.		11,579
63	NextEra Energy, Inc.		3,407
264	Northeast Utilities		7,813
			30,265
	Total common stocks
	(cost $801,328)		$831,019

	Total long-term investments
	(cost $801,328)		$831,019

SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $669,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038 -
	2040, value of$682)
$669	0.30%, 09/30/2010		$669
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $115,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $118)
115	0.25%, 09/30/2010		115
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $2,099,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $2,141)
2,099	0.28%, 09/30/2010		2,099
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$ 3, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $3)
3	0.22%, 09/30/2010		3
			2,886
	Total short-term investments
	(cost $2,886)		$2,886

	Total investments
	(cost $804,214) ▲	99.4%	$833,905
	Other assets and liabilities	0.6%	5,388
	Total net assets	100.0%	$839,293

2

Hartford Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.7% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $806,866 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$65,856
Unrealized Depreciation	(38,817)
Net Unrealized Appreciation	$27,039

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at September 30, 2010, was $7,355, which represents 0.88% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	3,040	Buck Holdings L.P.	$2,599
03/2007	230	Solar Cayman Ltd. - 144A	171

 The aggregate value of these securities at September 30, 2010 was $7,355 which represents 0.88% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2010
	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$831,019	$820,588	$3,076	$7,355
Short-Term Investments	2,886	–	2,886	–
Total	$833,905	$820,588	$5,962	$7,355

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases*	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2010
Assets:
Common Stock	$—	$500	$465	†	$—	$7,175	$(785)	$—	$—	$7,355
Total	$—	$500	$465		$—	$7,175	$(785)	$—	$—	$7,355

*	Cost of securities totaling $3,056 were acquired through fund merger. The market value of these securities on merger date was $7,175.
†	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $465.

4

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: November 15, 2010	By: /s/ Robert M. Arena, Jr. Robert M. Arena, Jr. Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 15, 2010	By: /s/ Robert M. Arena, Jr. Robert M. Arena, Jr. Its: President

Date: November 15, 2010	By: /s/ Tamara L. Fagely Tamara L. Fagely Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer (ii) Section 302 certification of principal financial officer